                          SUPPLEMENT DATED MAY 1, 2003
                           TO THE PROFUNDS PROSPECTUS
                  DATED MAY 1, 2003, as revised October 17, 2003

     The following ProFunds will begin investment operations if a minimum initial investment is made in the ProFund:

     Asia 30 ProFund
     Airlines UltraSector ProFund
     Consumer Cyclical UltraSector ProFund
     Consumer Non-Cyclical UltraSector ProFund
     Industrial UltraSector ProFund
     Leisure Goods & Services UltraSector ProFund
     Oil Drilling Equipment & Services UltraSector ProFund

     The Board of Trustees of ProFunds generally considers an initial investment of $5 million to be sufficient to warrant the opening of a ProFund. However, the
Board of Trustees has authorized the officers of ProFunds, in their discretion, to permit an initial investment of a lesser amount. The ProFunds listed above may not be available for sale in all states. Please contact the ProFunds or your investment adviser to determine if such ProFunds are available for sale in your state.

     Investors should retain this supplement for future reference.

                                                                    PROSUPP10

CLASSIC PROFUNDS

Bull

Mid-Cap

Small-Cap

OTC

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

ULTRA PROFUNDS

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraJapan

INVERSE PROFUNDS

Bear

Short Small-Cap

Short OTC

UltraBear

UltraShort OTC

ULTRASECTOR PROFUNDS

Airlines

Banks

Basic Materials

Biotechnology

Consumer Cyclical

Consumer Non-Cyclical

Energy

Financial

Healthcare

Industrial

Internet

Leisure Goods & Services

Oil Drilling Equipment & Services

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Wireless Communications

BOND BENCHMARKED PROFUNDS

U.S. Government Plus

Rising Rates Opportunity

MONEY MARKET PROFUND

Prospectus

May 1, 2003

as revised October 17, 2003

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[LOGO]

ProFunds

5	PROFUNDS OVERVIEW

8	CLASSIC PROFUNDS
9	Bull
11	Mid-Cap
13	Small-Cap
15	OTC
17	Large-Cap Value
18	Large-Cap Growth
19	Mid-Cap Value
21	Mid-Cap Growth
23	Small-Cap Value
25	Small-Cap Growth
27	Asia 30
28	Europe 30

30	ULTRA PROFUNDS
31	UltraBull
33	UltraMid-Cap
35	UltraSmall-Cap
37	UltraDow 30
39	UltraOTC
41	UltraJapan

43	INVERSE PROFUNDS
44	Bear
46	Short Small-Cap
47	Short OTC
49	UltraBear
51	UltraShort OTC

53	ULTRASECTOR PROFUNDS
54	Airlines
56	Banks
58	Basic Materials
60	Biotechnology
62	Consumer Cyclical
64	Consumer Non-Cyclical
66	Energy
68	Financial
70	Healthcare
72	Industrial
74	Internet
76	Leisure Goods & Services
78	Oil Drilling Equipment & Services
80	Pharmaceuticals
82	Precious Metals
84	Real Estate
86	Semiconductor
88	Technology
90	Telecommunications
92	Utilities
94	Wireless Communications

96	BOND BENCHMARKED PROFUNDS
97	U.S. Government Plus
99	Rising Rates Opportunity

101	MONEY MARKET PROFUND

105	STRATEGIES AND RISKS

115	PROFUNDS MANAGEMENT

119	GENERAL PROFUNDS INFORMATION

123	SHAREHOLDER SERVICES GUIDE

130	FINANCIAL HIGHLIGHTS

P R O F U N D S  O V E R V I E W

Except for Money Market ProFund, the ProFunds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Classic ProFunds: Classic ProFunds seek to provide daily investment results, before fees and expenses, that match (100%) the daily performance of their benchmark indexes.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Bull	S&P 500 Index®	Match (100%)	Diverse, widely traded, large capitalization

Mid-Cap	S&P MidCap 400™ Index	Match (100%)	Diverse, widely traded, mid-capitalization

Small-Cap	Russell 2000® Index	Match (100%)	Diverse, small capitalization

OTC	NASDAQ-100® Index	Match (100%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

Large-Cap Value	S&P 500/Barra Value Index	Match (100%)	Diverse, widely traded, large capitalization

Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)	Diverse, widely traded, large capitalization

Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)	Diverse, widely traded, mid-capitalization

Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)	Diverse, widely traded, mid-capitalization

Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)	Diverse, small capitalization

Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)	Diverse, small capitalization

Asia 30	ProFunds Asia 30 Index	Match (100%)	Companies whose principal offices are located in the Asia/Pacific region,excluding Japan, whose securities are traded in the U.S.

Europe 30	ProFunds Europe 30 Index	Match (100%)	Companies whose principal offices are located in European countries, whose securities are traded in the U.S.

Ultra ProFunds: Ultra ProFunds seek to provide daily investment results, before fees and expenses, that double (200%) the daily performance of their benchmark indexes.

ProFund	Index	Daily Benchmark	Types of Companies in Index
UltraBull	S&P 500 Index	Double (200%)	Diverse, widely traded, large capitalization

UltraMid-Cap	S&P MidCap 400 Index	Double (200%)	Diverse, widely traded, mid-capitalization

UltraSmall-Cap	Russell 2000 Index	Double (200%)	Diverse, small capitalization

UltraDow 30™	Dow Jones Industrial Average™	Double (200%)	Diverse, widely traded, large capitalization

UltraOTC	NASDAQ-100 Index	Double (200%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

UltraJapan	Nikkei 225 Stock Average	Double (200%)	Large capitalization, widely traded Japanese stocks

[1]	A benchmark may be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index or a multiple thereof. A stock index reflects the price of a group of stocks of specified companies. For example, UltraBull ProFund has a daily benchmark of twice the daily return of the S&P 500 Index®.

Inverse ProFunds: Inverse ProFunds seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily performance of their benchmark indexes.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Bear	S&P 500 Index	100% of the Inverse	Diverse, widely traded, large capitalization

Short Small-Cap	Russell 2000 Index	100% of the Inverse	Diverse, small capitalization

Short OTC	NASDAQ-100 Index	100% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

UltraBear	S&P 500 Index	200% of the Inverse	Diverse, widely traded, large capitalization

UltraShort OTC	NASDAQ-100 Index	200% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

UltraSector ProFunds: UltraSector ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) the daily performance of their benchmark indexes.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Airlines	Dow Jones U.S. Airlines Index	150%	Securities representing the airline industry in the U.S. equity market

Banks	Dow Jones U.S. Banks Index	150%	Securities representing the banking industry in the U.S. equity market

Basic Materials	Dow Jones U.S. Basic Materials Sector Index	150%	Securities within the basic materials sector of the U.S. equity market

Biotechnology	Dow Jones U.S. Biotechnology Index	150%	Securities representing the biotechnology industry in the U.S. equity market

Consumer Cyclical	Dow Jones U.S. Consumer Cyclical Sector Index	150%	Securities within the consumer cyclical sector of the U.S. equity market

Consumer Non-Cyclical	Dow Jones U.S. Consumer Non-Cyclical Sector Index	150%	Securities within the consumer non-cyclical sector of the U.S. equity market

Energy	Dow Jones U.S. Energy Sector Index	150%	Securities within the energy sector of the U.S. equity market

Financial	Dow Jones U.S. Financial Sector Index	150%	Securities within the financial sector of the U.S. equity market

Healthcare	Dow Jones U.S. Healthcare Sector Index	150%	Securities within the healthcare sector of the U.S. equity market

Industrial	Dow Jones U.S. Industrial Sector Index	150%	Securities within the industrial sector of the U.S. equity market

Internet	Dow Jones Composite Internet Index	150%	U.S. equity securities of companies that generate the majority of their revenue from the Internet

Leisure Goods & Services	Dow Jones U.S. Leisure Goods & Services Index	150%	Securities representing the leisure goods and services industry in the U.S. equity market

Oil Drilling Equipment & Services	Dow Jones U.S. Oil Drilling Equipment & Services Index	150%	Securities within the oil drilling equipment and services industry of the U.S. equity market

Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	150%	Securities within the pharmaceuticals industry of the U.S. equity market

Precious Metals	Philadelphia Stock Exchange® Gold/Silver SectorSM Index	150%	Securities of companies involved in the gold and silver mining industry

Real Estate	Dow Jones U.S. Real Estate Index	150%	Securities representing the real estate industry in the U.S. equity market

Semiconductor	Dow Jones U.S. Semiconductor Index	150%	Securities representing the semiconductor industry in the U.S. equity market

Technology	Dow Jones U.S. Technology Sector Index	150%	Securities within the technology sector of the U.S. equity market

Telecommunications	Dow Jones U.S. Telecommunications Sector Index	150%	Securities within the telecommunications sector of the U.S. equity market

Utilities	Dow Jones U.S. Utilities Sector Index	150%	Securities within the utilities sector of the U.S. equity market

Wireless Communications	Dow Jones U.S. Wireless Communications Index	150%	Securities representing the wireless communications industry in the U.S. equity market

Bond Benchmarked ProFunds: Bond Benchmarked ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily performance, or the inverse daily performance, of the price of the most recently issued 30-year U.S. Treasury Bond.

ProFund	Security	Daily Benchmark	Types of Securities
U.S. Government Plus	Price of most recently issued 30-year U.S. Treasury Bond	125%	U.S. Treasury securities

Rising Rates Opportunity	Price of most recently issued 30-year U.S. Treasury Bond	125% of the Inverse	U.S. Treasury securities

An investment in a ProFund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds are not guaranteed to achieve their investment objectives, and an investment in a ProFund could lose money. No single ProFund is a complete investment program.

C L A S S I C  P R O F U N D S

ProFund	Index	Daily Benchmark

Bull	S&P 500 Index	Match (100%)
Mid-Cap	S&P MidCap 400 Index	Match (100%)
Small-Cap	Russell 2000 Index	Match (100%)
OTC	NASDAQ-100 Index	Match (100%)
Large-Cap Value	S&P 500/Barra Value Index	Match (100%)
Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)
Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)
Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)
Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)
Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)
Asia 30	ProFunds Asia 30 Index	Match (100%)
Europe 30	ProFunds Europe 30 Index	Match (100%)

Classic ProFunds may be appropriate for investors who:

➢	want to achieve investment results approximating the daily performance of a particular index.

➢	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

B U L L  P R O F U N D

Investment Objective. Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Principal Investment Strategy. Bull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P 500 Index. Bull ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Bull ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk and repurchase agreement risk.

For more information on Bull ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Bull ProFund Investor Class Shares by showing the variability of Bull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

1998	26.57%	1999	17.18%	2000	-12.48%	2001	-15.30%	2002	-25.21%

During the period covered in the bar chart, the highest return on Investor Class Shares of Bull ProFund for one quarter was 20.37% (quarter ended December 31, 1998) and the lowest return was –18.23% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/01/97
- Before Taxes	-25.21%	-3.84%	-3.98%
- After Taxes on Distributions	-25.21%	-3.94%	-4.09%
- After Taxes on Distributions and Sale of Shares	-15.48%	-3.03%	-3.15%
Service Class Shares(1)	-25.78%	-4.66%	-4.79%	12/01/97

S&P 500 Index(2)	-23.37%	-1.94%	-2.00%	12/01/97

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Bull ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class ((BLPIX)	Service Class ((BLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.10%	1.19%

Total Annual ProFund Operating Expenses	1.85%	2.94%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.

Example: This example is intended to help you compare the cost of investing in Bull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$188	$582	$1,001	$2,169
Service Class	$297	$910	$1,548	$3,261

M I D – C A P  P R O F U N D

Investment Objective. Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Principal Investment Strategy. Mid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and mid-cap company risk.

For more information on Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Mid-Cap ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Mid-Cap ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2002	-19.02%

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap ProFund for one quarter was 5.31% (quarter ended March 31, 2002) and the lowest return was –18.00% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	-19.02%	-13.37%
- After Taxes on Distributions	-19.02%	-13.49%
- After Taxes on Distributions and Sale of Shares	-11.68%	-10.70%
Service Class Shares(1)	-19.73%	-13.80%	09/04/01

S&P MidCap 400 Index(2)	-15.44%	-9.75%	09/04/01

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class ((MDPIX]	Service Class (MDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.33%	2.22%

Total Annual ProFund Operating Expenses	2.08%	3.97%
Fee Waivers/Reimbursements**	-0.13%	-1.02%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$639	$1,107	$2,400
Service Class	$298	$1,117	$1,952	$4,118

S M A L L – C A P  P R O F U N D

Investment Objective. Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Principal Investment Strategy. Small-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and small-cap company investment risk.

For more information on Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Small-Cap ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Small-Cap ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2002	-23.14%

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap ProFund for one quarter was 5.21% (quarter ended December 31, 2002) and the lowest return was –20.43% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	-23.14%	-15.99%
- After Taxes on Distributions	-23.14%	-16.00%
- After Taxes on Distributions and Sale of Shares	-14.21%	-12.72%
Service Class Shares(1)	-24.07%	-16.82%	09/04/01

Russell 2000 Index(2)	-21.58%	-13.90%	09/04/01

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SLPIX)	Service Class (SLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.23%	1.24%

Total Annual ProFund Operating Expenses	1.98%	2.99%
Fee Waivers/Reimbursements**	-0.03%	-0.04%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$618	$1,065	$2,304
Service Class	$298	$921	$1,568	$3,306

O T C  P R O F U N D

Investment Objective. OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index. “OTC” in the name of OTC ProFund refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

Principal Investment Strategy. OTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the NASDAQ-100 Index. OTC ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in OTC ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and technology investment risk.

For more information on OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in OTC ProFund Investor Class Shares by showing the variability of OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-31.33%	2002	-38.57%

During the period covered in the bar chart, the highest return on Investor Class Shares of OTC ProFund for one quarter was 34.57% (quarter ended December 31, 2001) and the lowest return was -36.65% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			08/07/00
- Before Taxes	-38.57%	-42.34%
- After Taxes on Distributions	-38.57%	-42.34%
- After Taxes on Distributions and Sale of Shares	-23.68%	-30.79%
Service Class Shares(1)	-39.20%	-42.89%	08/07/00

NASDAQ-100 Index(2)	-37.58%	-42.47%	08/07/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (OTPIX)	Service Class (OTPSX)
Investment Advisory Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.05%	1.24%

Total Annual ProFund Operating Expenses	1.75%	2.94%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.

Example: This example is intended to help you compare the cost of investing in OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$178	$551	$949	$2,062
Service Class	$297	$910	$1,548	$3,261

L A R G E – C A P  V A L U E  P R O F U N D

Investment Objective. Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index.

Principal Investment Strategy. Large-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P 500/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Large-Cap Value ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and value investing risk.

For more information on Large-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Large-Cap Value ProFund commenced operations on October 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (LVPIX)	Service Class (LVPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.92%	0.92%

Total Annual ProFund Operating Expenses	1.67%	2.67%

*	Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Large-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years
Investor Class	$170	$526
Service Class	$270	$829

L A R G E – C A P  G R O W T H  P R O F U N D

Investment Objective. Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index.

Principal Investment Strategy. Large-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P 500/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Large-Cap Growth ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and growth investing risk.

For more information on Large-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Large-Cap Growth ProFund commenced operations on October 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (LGPIX)	Service Class (LGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.92%	0.92%

Total Annual ProFund Operating Expenses	1.67%	2.67%

*	Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Large-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years
Investor Class	$170	$526
Service Class	$270	$829

M I D – C A P  V A L U E  P R O F U N D

Investment Objective. Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index.

Principal Investment Strategy. Mid-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P MidCap 400/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap Value ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, mid-cap company risk and value investing risk.

For more information on Mid-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Mid-Cap Value ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Mid-Cap Value ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2002	-13.99%

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Value ProFund for one quarter was 8.96% (quarter ended March 31, 2002) and the lowest return was –19.68% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	-13.99%	-11.35%
- After Taxes on Distributions	-13.99%	-12.17%
- After Taxes on Distributions and Sale of Shares	-8.59%	-9.41%
Service Class Shares(1)	-14.76%	-12.13%	09/04/01

S&P MidCap 400/Barra Value Index(2)	-11.60%	-8.00%	09/04/01

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MLPIX)	Service Class (MLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.33%	1.29%

Total Annual ProFund Operating Expenses	2.08%	3.04%
Fee Waivers/Reimbursements**	-0.13%	-0.09%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$639	$1,107	$2,400
Service Class	$298	$931	$1,588	$3,349

M I D – C A P  G R O W T H  P R O F U N D

Investment Objective. Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index.

Principal Investment Strategy. Mid-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P MidCap 400/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Mid-Cap Growth ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, mid-cap company risk and growth investing risk.

For additional information on Mid-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Mid-Cap Growth ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Mid-Cap Growth ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2002	-22.70%

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Growth ProFund for one quarter was 3.51% (quarter ended December 31, 2002) and the lowest return was –15.84% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	-22.70%	-15.48%
- After Taxes on Distributions	-22.70%	-15.63%
- After Taxes on Distributions and Sale of Shares	-13.94%	-12.37%
Service Class Shares(1)	-23.46%	-16.23%	09/04/01

S&P MidCap 400/Barra Growth Index(2)	-19.57%	-11.76%	09/04/01

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MGPIX)	Service Class (MGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	2.13%	1.81%

Total Annual ProFund Operating Expenses	2.88%	3.56%
Fee Waivers/Reimbursements**	-0.93%	-0.61%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$804	$1,436	$3,138
Service Class	$298	$1,035	$1,794	$3,787

S M A L L – C A P  V A L U E  P R O F U N D

Investment Objective. Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index.

Principal Investment Strategy. Small-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P SmallCap 600/Barra Value Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap Value ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, small-cap company investment risk and value investing risk.

For more information on Small-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Small-Cap Value ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Small-Cap Value ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2002	-18.43%

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Value ProFund for one quarter was 9.28% (quarter ended March 31, 2002) and the lowest return was –23.88% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	-18.43%	-13.53%
- After Taxes on Distributions	-18.43%	-13.67%
- After Taxes on Distributions and Sale of Shares	-11.32%	-10.83%
Service Class Shares(1)	-19.33%	-14.38%	09/04/01

S&P SmallCap 600/Barra Value Index(2)	-15.44%	-10.03%	09/04/01

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SVPIX)	Service Class (SVPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.23%	1.22%

Total Annual ProFund Operating Expenses	1.98%	2.97%
Fee Waivers/Reimbursements**	-0.03%	-0.02%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Small-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$618	$1,065	$2,304
Service Class	$298	$917	$1,560	$3,288

S M A L L – C A P  G R O W T H  P R O F U N D

Investment Objective. Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index.

Principal Investment Strategy. Small-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the S&P SmallCap 600/Barra Growth Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Small-Cap Growth ProFund are market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, small-cap company investment risk and growth investing risk.

For more information on Small-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Small-Cap Growth ProFund Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Small-Cap Growth ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31

2002	-19.64%

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Growth ProFund for one quarter was 4.00% (quarter ended December 31, 2002) and the lowest return was –16.40% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	-19.64%	-12.77%
- After Taxes on Distributions	-22.50%	-15.41%
- After Taxes on Distributions and Sale of Shares	-12.06%	-11.41%
Service Class Shares(1)	-20.47%	-13.30%	09/04/01

S&P SmallCap 600/Barra Growth Index(2)	-15.76%	-8.69%	09/04/01

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SGPIX)	Service Class (SGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.93%	1.50%

Total Annual ProFund Operating Expenses	2.68%	3.25%
Fee Waivers/Reimbursements**	-0.73%	-0.30%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Small-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$763	$1,355	$2,959
Service Class	$298	$973	$1,672	$3,529

A S I A  3 0  P R O F U N D

Investment Objective. Asia 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Principal Investment Strategy. Asia 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the ProFunds Asia 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Asian companies contained in the Index and/or financial instruments with similar economic characteristics. Asia 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Asia 30 ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Asia 30 ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk, foreign investment risk, and small-cap company investment risk.

To the extent ProFunds Asia 30 Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up Asia 30 ProFund’s investments are subject to the following risks: companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; technological innovations may make the products and services of telecommunications companies obsolete; and securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

For more information on Asia 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Asia 30 ProFund has not begun investment operations, it does not have a performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Asia 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.85%	0.85%

Total Annual ProFund Operating Expenses	1.60%	2.60%

*	Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Asia 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years
Investor Class	$163	$505
Service Class	$263	$808

E U R O P E  3 0  P R O F U N D

Investment Objective. Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Principal Investment Strategy. Europe 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as the ProFunds Europe 30 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Europe 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Europe 30 ProFund are market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk and foreign investment risk. Europe 30 ProFund will have industry concentrations to approximately the same extent as its Index.

For more information on Europe 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Europe 30 ProFund Investor Class Shares by showing the variability of Europe 30 ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during a period (prior to September 4, 2001) when Europe 30 ProFund pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to twice (200%) the daily performance of a different benchmark index, the ProFunds Europe Index (“PEI”). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index , the DeutscheAktien Index and the CAC-40.

Annual Returns as of December 31 each year

2000	-33.55%	2001	-44.28%	2002	-25.28%

During the period covered in the bar chart, the highest return on Investor Class Shares of Europe 30 ProFund for one quarter was 10.55% (quarter ended December 31, 2002) and the lowest return was -29.62% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			03/15/99
- Before Taxes	-25.28%	-22.60%
- After Taxes on Distributions	-25.28%	-24.00%
- After Taxes on Distributions and Sale of Shares	-15.52%	-16.67%
Service Class Shares(1)	-19.59%	-21.67%	03/15/99

Dow Jones STOXX 50 Index (2)(3)	-22.99%	-10.83%	03/15/99

ProFunds Europe 30 Index(2)	-23.52%	-10.79%	10/18/99

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.
(3)	The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Europe 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UEPIX)	Service Class (UEPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.59%	1.77%

Total Annual ProFund Operating Expenses	2.34%	3.52%**
Fee Waivers/Reimbursements***	-0.39%	-0.57%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Europe 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$693	$1,215	$2,646
Service Class	$298	$1,027	$1,778	$3,755

U L T R A  P R O F U N D S

ProFund	Index	Daily Benchmark
UltraBull	S&P 500 Index	Double (200%)
UltraMid-Cap	S&P MidCap 400 Index	Double (200%)
UltraSmall-Cap	Russell 2000 Index	Double (200%)
UltraDow 30	Dow Jones Industrial Average	Double (200%)
UltraOTC	NASDAQ-100 Index	Double (200%)
UltraJapan	Nikkei 225 Stock Average	Double (200%)

Ultra ProFunds may be appropriate for investors who:

➢	believe that the value of a particular index will increase, and that by investing with the objective of doubling the index’s daily return they will achieve superior results.

➢	are seeking to approximate an index’s daily return with half the investment required of a conventional index fund.

➢	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

U L T R A  B U L L  P R O F U N D

Investment Objective. UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

If UltraBull ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraBull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the S&P 500 Index. UltraBull ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraBull ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

For more information on UltraBull ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraBull ProFund Investor Class Shares by showing the variability of UltraBull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

1998	42.95%	1999	29.56%	2000	-28.33%	2001	-32.12%	2002	-46.45%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBull ProFund for one quarter was 41.34% (quarter ended December 31, 1998) and the lowest return was –34.88% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				11/27/97
- Before Taxes	-46.45%	-13.57%	-12.85%
- After Taxes on Distributions	-46.45%	-13.64%	-12.92%
- After Taxes on Distributions and Sale of Shares	-28.52%	-10.11%	-9.60%
Service Class Shares(1)	-46.71%	-14.35%	-13.62%	11/27/97

S&P 500 Index(2)	-23.37%	-1.94%	-1.53%	11/27/97

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBull ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (ULPIX)	Service Class (ULPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.20%	1.20%

Total Annual ProFund Operating Expenses	1.95%	2.95%*

*	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in UltraBull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$612	$1,052	$2,275
Service Class	$298	$913	$1,552	$3,271

U L T R A M I D – C A P  P R O F U N D

Investment Objective. UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

If UltraMid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraMid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraMid-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraMid-Cap ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraMid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraMid-Cap ProFund Investor Class Shares by showing the variability of UltraMid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-16.91%	2002	-38.18%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraMid-Cap ProFund for one quarter was 34.87% (quarter ended December 31, 2001) and the lowest return was –34.31% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	-38.18%	-17.88%
- After Taxes on Distributions	-38.18%	-17.88%
- After Taxes on Distributions and Sale of Shares	-23.44%	-13.72%
Service Class Shares(1)	-38.62%	-18.67%	02/07/00

S&P MidCap 400 Index(2)	-15.44%	-1.35%	02/07/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraMid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UMPIX)	Service Class (UMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.33%	1.31%

Total Annual ProFund Operating Expenses	2.08%	3.06%
Fee Waivers/Reimbursements**	-0.13%	-0.11%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraMid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$639	$1,107	$2,400
Service Class	$298	$935	$1,596	$3,366

U L T R A S M A L L – C A P  P R O F U N D

Investment Objective. UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

If UltraSmall-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. UltraSmall-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraSmall-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraSmall-Cap ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on UltraSmall-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraSmall-Cap ProFund Investor Class Shares by showing the variability of UltraSmall-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-16.85%	2002	-44.30%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraSmall-Cap ProFund for one quarter was 40.75% (quarter ended December 31, 2001) and the lowest return was -40.18% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	-44.30%	-32.46%
- After Taxes on Distributions	-44.30%	-32.46%
- After Taxes on Distributions and Sale of Shares	-27.20%	-23.70%
Service Class Shares(1)	-44.75%	-33.07%	02/07/00

Russell 2000 Index(2)	-21.58%	-10.73%	02/07/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraSmall-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UAPIX)	Service Class (UAPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.20%	1.20%

Total Annual ProFund Operating Expenses	1.95%	2.95%*

*	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in UltraSmall-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$612	$1,052	$2,275
Service Class	$298	$913	$1,552	$3,271

U L T R A D O W  3 0  P R O F U N D

Investment Objective. UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraDow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the DJIA when the DJIA rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the DJIA when the DJIA declines on a given day.

Principal Investment Strategy. UltraDow 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. UltraDow 30 ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. UltraDow 30 ProFund will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations. The principal risks of investing in UltraDow 30 ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

For more information on UltraDow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because UltraDow 30 ProFund commenced operations on June 3, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraDow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UDPIX)	Service Class (UDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.72%	1.67%

Total Annual ProFund Operating Expenses	2.47%	3.42%
Fee Waivers/Reimbursements**	-0.52%	-0.47%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraDow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$720	$1,269	$2,767
Service Class	$298	$1,007	$1,739	$3,672

U L T R A O T C  P R O F U N D

Investment Objective. UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

If UltraOTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day. “OTC” in the name of UltraOTC ProFund refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

Principal Investment Strategy. UltraOTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the NASDAQ-100 Index. UltraOTC ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraOTC ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraOTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraOTC ProFund Investor Class Shares by showing the variability of UltraOTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

1998	185.34%	1999	233.25%	2000	-73.70%	2001	-69.07%	2002	-69.42%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraOTC ProFund for one quarter was 126.35% (quarter ended December 31, 1999) and the lowest return was -62.35% (quarter ended December 31, 2000).

Average Annual Total Returns As of December 31, 2002	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/01/97
- Before Taxes	-69.42%	-25.05%	-27.31%
- After Taxes on Distributions	-69.42%	-25.63%	-27.86%
- After Taxes on Distributions and Sale of Shares	-42.63%	-15.30%	-16.61%
Service Class Shares(1)	-69.66%	-25.73%	-27.95%	12/01/97

NASDAQ-100 Index(2)	-37.58%	-0.13%	-1.79%	12/01/97

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraOTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UOPIX)	Service Class (UOPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.03%	1.03%

Total Annual ProFund Operating Expenses	1.78%	2.78%*

*	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in UltraOTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$181	$560	$964	$2,095
Service Class	$281	$862	$1,469	$3,109

U L T R A J A P A N  P R O F U N D

Investment Objective. UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

UltraJapan ProFund determines its success in meeting this investment objective by comparing its daily return on a given day with twice the daily performance of related futures contracts traded in the United States related to the Nikkei 225 Stock Average. If UltraJapan ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the related futures contracts when they decline on a given day.

Principal Investment Strategy. UltraJapan ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the Nikkei 225 Stock Average. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Japanese companies and/or financial instruments with similar economic characteristics. UltraJapan ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraJapan ProFund are market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, active investor risk, repurchase agreement risk, volatility risk and foreign investment risk.

UltraJapan ProFund is also subject to valuation time risk. UltraJapan ProFund generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of UltraJapan ProFund’s performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that over time UltraJapan ProFund’s performance will correlate highly with the movement of the Nikkei 225 Stock Average.

For more information on UltraJapan ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraJapan ProFund Investor Class Shares by showing the variability of UltraJapan ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
2001	-47.10%	2002	-39.80%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraJapan ProFund for one quarter was 16.08% (quarter ended March 31, 2002) and the lowest return was -44.15% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	-39.80%	-48.24%
- After Taxes on Distributions	-39.80%	-48.66%
- After Taxes on Distributions and Sale of Shares	-24.44%	-32.56%
Service Class Shares(1)	-40.37%	-48.77%	02/07/00

Nikkei 225 Stock Average(2)	-18.63%	-29.94%	02/07/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraJapan ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UJPIX)	Service Class (UJPSX)
Investment Advisory Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.47%	1.32%

Total Annual ProFund Operating Expenses	2.37%	3.22%
Fee Waivers/Reimbursements**	-0.42%	-0.27%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraJapan ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$699	$1,227	$2,674
Service Class	$298	$967	$1,660	$3,503

I N V E R S E  P R O F U N D S

ProFund	Index	Daily Benchmark
Bear	S&P 500 Index	100% of the Inverse
Short Small-Cap	Russell 2000 Index	100% of the Inverse
Short OTC	NASDAQ-100 Index	100% of the Inverse
UltraBear	S&P 500 Index	200% of the Inverse
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse

Inverse ProFunds may be appropriate for investors who:

➢	expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.

➢	want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

➢	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

B E A R  P R O F U N D

Investment Objective. Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

If Bear ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. Bear ProFund takes positions in financial instruments that, in combination, should have similar daily price return characteristics as the inverse of the S&P 500 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Bear ProFund are market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk and repurchase agreement risk.

For more information on Bear ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Bear ProFund Investor Class Shares by showing the variability of Bear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account.

Annual Returns as of December 31 each year
1998	-19.46%	1999	-12.32%	2000	16.41%	2001	14.29%	2002	20.92%

During the period covered in the bar chart, the highest return on Investor Class Shares of Bear ProFund for one quarter was 17.69% (quarter ended September 30, 2002) and the lowest return was -17.06% (quarter ended December 31, 1998).

Average Annual Total Returns As of December 31, 2002	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/30/97
- Before Taxes	20.92%	2.58%	2.58%
- After Taxes on Distributions	20.92%	0.82%	0.82%
- After Taxes on Distributions and Sale of Shares	12.84%	1.02%	1.02%
Service Class Shares(1)	19.58%	1.62%	1.62%	12/30/97

S&P 500 Index(2)	-23.37%	-1.94%	-1.95%	12/30/97

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Bear ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BRPIX)	Service Class (BRPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.20%	1.18%

Total Annual ProFund Operating Expenses	1.95%	2.93%**

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Bear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$612	$1,052	$2,275
Service Class	$296	$907	$1,543	$3,252

S H O R T  S M A L L – C A P  P R O F U N D

Investment Objective. Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

If Short Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Russell 2000 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. Short Small-Cap ProFund invests in financial instruments that should have similar daily price return characteristics as the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short Small-Cap ProFund are market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk and small-cap company investment risk.

For more information on Short Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Short Small-Cap ProFund commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SHPIX)	Service Class (SHPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.74%	0.76%

Total Annual ProFund Operating Expenses	1.49%	2.51%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.

Example: This example is intended to help you compare the cost of investing in Short Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$152	$471	$813	$1,779
Service Class	$254	$782	$1,335	$2,846

S H O R T  O T C  P R O F U N D

Investment Objective. Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If Short OTC ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day. “OTC” in the name of Short OTC ProFund refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

Principal Investment Strategy. Short OTC ProFund takes positions in financial instruments that, in combination, should have similar daily price return characteristics as the inverse of the NASDAQ-100 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in Short OTC ProFund are market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk and technology investment risk.

For more information on Short OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Short OTC ProFund commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Short OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SOPIX)	Service Class (SOPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.25%	1.22%

Total Annual ProFund Operating Expenses	2.00%	2.97%
Fee Waivers/Reimbursements**	-0.05%	-0.02%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Short OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$623	$1,073	$2,323
Service Class	$298	$917	$1,560	$3,288

U L T R A  B E A R  P R O F U N D

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

If UltraBear ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy. UltraBear ProFund takes positions in financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the S&P 500 Index. UltraBear ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraBear ProFund are market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on UltraBear ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraBear ProFund Investor Class Shares by showing the variability of UltraBear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

1998	-38.34%	1999	-30.54%	2000	22.15%	2001	22.65%	2002	38.11%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBear ProFund for one quarter was 35.33% (quarter ended September 30, 2001) and the lowest return was -32.26% (quarter ended December 31, 1998).

Average Annual Total Returns As of December 31, 2002	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/22/97
- Before Taxes	38.11%	-2.39%	-1.68%
- After Taxes on Distributions	38.11%	-3.13%	-2.43%
- After Taxes on Distributions and Sale of Shares	23.40%	-2.34%	-1.80%
Service Class Shares(1)	37.03%	-3.10%	-2.42%	12/22/97

S&P 500 Index(2)	-23.37%	-1.94%	-1.59%	12/22/97

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBear ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (URPIX)	Service Class (URPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.05%	1.05%

Total Annual ProFund Operating Expenses	1.80%	2.80%*

*	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in UltraBear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$183	$566	$975	$2,116
Service Class	$283	$868	$1,479	$3,128

U L T R A S H O R T  O T C  P R O F U N D

Investment Objective. UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If UltraShort OTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day. “OTC” in the name of UltraShort OTC ProFund refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

Principal Investment Strategy. UltraShort OTC ProFund takes positions in financial instruments that, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the NASDAQ-100 Index. UltraShort OTC ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations. The principal risks of investing in UltraShort OTC ProFund are market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraShort OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in UltraShort OTC ProFund Investor Class Shares by showing the variability of UltraShort OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year
1999	-80.36%	2000	4.25%	2001	-7.36%	2002	48.56%

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraShort OTC ProFund for one quarter was 116.60% (quarter ended September 30, 2001) and the lowest return was -58.91% (quarter ended December 31, 1999).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/02/98
- Before Taxes	48.56%	-40.67%
- After Taxes on Distributions	46.67%	-41.66%
- After Taxes on Distributions and Sale of Shares	29.78%	-24.90%
Service Class Shares(1)	47.41%	-41.15%	06/02/98

NASDAQ-100 Index(2)	-37.58%	-4.00%	06/02/98

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (USPIX)	Service Class (USPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.09%	1.09%

Total Annual ProFund Operating Expenses	1.84%	2.84%*

*	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.

Example: This example is intended to help you compare the cost of investing in UltraShort OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$187	$579	$995	$2,159
Service Class	$287	$880	$1,499	$3,166

U L T R A  S E C T O R  P R O F U N D S

ProFund	Index	Daily Benchmark
Airlines	Dow Jones U.S. Airlines Index	150%
Banks	Dow Jones U.S. Banks Index	150%
Basic Materials	Dow Jones U.S. Basic Materials Sector Index	150%
Biotechnology	Dow Jones U.S. Biotechnology Index	150%
Consumer Cyclical	Dow Jones U.S. Consumer Cyclical Sector Index	150%
Consumer Non-Cyclical	Dow Jones U.S. Consumer Non-Cyclical Sector Index	150%
Energy	Dow Jones U.S. Energy Sector Index	150%
Financial	Dow Jones U.S. Financial Sector Index	150%
Healthcare	Dow Jones U.S. Healthcare Sector Index	150%
Industrial	Dow Jones U.S. Industrial Sector Index	150%
Internet	Dow Jones Composite Internet Index	150%
Leisure Goods & Services	Dow Jones U.S. Leisure Goods & Services Index	150%
Oil Drilling Equipment & Services	Dow Jones U.S. Oil Drilling Equipment & Services Index	150%
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	150%
Precious Metals	Philadelphia Stock Exchange® Gold/ Silver SectorSM Index	150%
Real Estate	Dow Jones U.S. Real Estate Index	150%
Semiconductor	Dow Jones U.S. Semiconductor Index	150%
Technology	Dow Jones U.S. Technology Sector Index	150%
Telecommunications	Dow Jones U.S. Telecommunications Sector Index	150%
Utilities	Dow Jones U.S. Utilities Sector Index	150%
Wireless Communications	Dow Jones U.S. Wireless Communications Index	150%

UltraSector ProFunds may be appropriate for investors who:

➢	desire to add investments in economic sectors with perceived above-average growth potential.

➢	actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change.

➢	want to protect (hedge) against anticipated price decreases of other holdings.

➢	want to gain investment exposure to a particular economic sector of the U.S. or global economy.

➢	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

A I R L I N E S  U L T R A S E C T O R  P R O F U N D

Investment Objective. Airlines UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Airlines Index.

If Airlines UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Airlines Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Airlines UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Airlines Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Airlines UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Airlines UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Airlines UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Airlines UltraSector ProFund is also subject to risks faced by companies in the airline industry, including: adverse effects of commodity price volatility, exchange rates, foreign market access restrictions, and increased competition; dramatic securities price fluctuation and issues affecting profitability due to their cyclical nature, economic trends, political events, changes in disposable consumer income, worldwide fuel prices, labor agreements and insurance costs; regulation by, and restrictions of, the Federal Aviation Administration, federal, state and local governments, and foreign regulatory authorities; intense competition, both domestically and internationally; and foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Airlines UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Airlines UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Airlines UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.00%	1.00%

Total Annual ProFund Operating Expenses	1.75%	2.75%

*	Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Airlines UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years
Investor Class	$178	$551
Service Class	$278	$853

B A N K S  U L T R A S E C T O R  P R O F U N D

Investment Objective. Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

If Banks UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Banks Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Banks UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Banks Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Banks UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Banks UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Banks UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Banks UltraSector ProFund is also subject to risks faced by companies in the banking industry, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns); severe price competition; and newly enacted laws expected to result in increased inter-industry consolidation and competition. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Banks UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Banks UltraSector ProFund’s Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Banks UltraSector ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31
2002	-10.56%

During the period covered in the bar chart, the highest return on Investor Class Shares of Banks UltraSector ProFund for one quarter was 10.89% (quarter ended March 31, 2002) and the lowest return was –21.98% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	-10.56%	-10.83%
- After Taxes on Distributions	-12.10%	-12.05%
- After Taxes on Distributions and Sale of Shares	-6.49%	-9.21%
Service Class Shares(1)	-11.27%	-11.50%	09/04/01

S&P 500 Index(2)	-23.37%	-17.40%	09/04/01

Dow Jones U.S. Banks Index(2)	-4.80%	-5.25%	09/04/01

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Banks UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BKPIX)	Service Class (BKPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	2.28%	4.19%

Total Annual ProFund Operating Expenses	3.03%	5.94%
Fee Waivers/Reimbursements**	-1.08%	-2.99%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Banks UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$835	$1,497	$3,270
Service Class	$298	$1,499	$2,678	$5,528

B A S I C  M A T E R I A L S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

If Basic Materials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Basic Materials Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Basic Materials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Basic Materials Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Basic Materials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Basic Materials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Basic Materials UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Basic Materials UltraSector ProFund is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Basic Materials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart below shows the performance of Basic Materials UltraSector ProFund’s Investor Class Shares for the latest calendar year. The table below provides an indication of the risks of investing in Basic Materials UltraSector ProFund by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return as of December 31
2002	-21.17%

During the period covered in the bar chart, the highest return on Investor Class Shares of Basic Materials UltraSector ProFund for one quarter was 13.65% (quarter ended March 31, 2002) and the lowest return was -34.18% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	-21.17%	-19.33%
- After Taxes on Distributions	-21.17%	-19.38%
- After Taxes on Distributions and Sale of Shares	-13.00%	-15.38%
Service Class Shares(1)	-21.83%	-19.19%	09/04/01

S&P 500 Index(2)	-23.37%	-17.40%	09/04/01

Dow Jones U.S. Basic Materials Sector Index(2)	-10.61%	-9.79%	09/04/01

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Basic Materials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BMPIX)	Service Class (BMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	2.86%	2.73%

Total Annual ProFund Operating Expenses	3.61%	4.48%
Fee Waivers/Reimbursements**	-1.66%	-1.53%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Basic Materials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$952	$1,728	$3,763
Service Class	$298	$1,217	$2,146	$4,510

B I O T E C H N O L O G Y  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

If Biotechnology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Biotechnology Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Biotechnology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Biotechnology Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Biotechnology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Biotechnology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Biotechnology UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Biotechnology UltraSector ProFund is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Biotechnology UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Biotechnology UltraSector ProFund Investor Class Shares by showing the variability of Biotechnology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-36.23%	2002	-53.68%

During the period covered in the bar chart, the highest return on Investor Class Shares of Biotechnology UltraSector ProFund for one quarter was 29.84% (quarter ended June 30, 2001) and the lowest return was -43.77% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-53.68%	-42.52%
- After Taxes on Distributions	-53.68%	-42.52%
- After Taxes on Distributions and Sale of Shares	-32.96%	-30.57%
Service Class Shares(1)	-54.17%	-43.05%	06/19/00

S&P 500 Index(2)	-23.37%	-18.68%	06/19/00

Dow Jones U.S. Biotechnology Index(2)	-36.48%	-25.45%	06/19/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Biotechnology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BIPIX)	Service Class (BIPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.90%	2.17%

Total Annual ProFund Operating Expenses	2.65%	3.92%**
Fee Waivers/Reimbursements***	-0.70%	-0.97%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Biotechnology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$757	$1,343	$2,932
Service Class	$298	$1,107	$1,933	$4,078

C O N S U M E R  C Y C L I C A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Consumer Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

If Consumer Cyclical UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Cyclical Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Consumer Cyclical UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Cyclical Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Cyclical UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Cyclical UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Consumer Cyclical UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Cyclical UltraSector ProFund is also subject to risks faced by companies in the consumer cyclical economic sector, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Cyclical UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Consumer Cyclical UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Cyclical UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.00%	1.00%

Total Annual ProFund Operating Expenses	1.75%	2.75%

*	Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Consumer Cyclical UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years
Investor Class	$178	$551
Service Class	$278	$853

C O N S U M E R  N O N - C Y C L I C A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Consumer Non-Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

If Consumer Non-Cyclical UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Non-Cyclical Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Consumer Non-Cyclical UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Non-Cyclical Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Non-Cyclical UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Non-Cyclical UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Consumer Non-Cyclical UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Non-Cyclical UltraSector ProFund is also subject to risks faced by companies in the consumer non-cyclical economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Non-Cyclical UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Consumer Non-Cyclical UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Non-Cyclical UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.00%	1.00%

Total Annual ProFund Operating Expenses	1.75%	2.75%

*	Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Consumer Non-Cyclical UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years
Investor Class	$178	$551
Service Class	$278	$853

E N E R G Y  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Energy UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Energy Sector Index.

If Energy UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Energy Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Energy UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Energy Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Energy UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Energy UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Energy UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Energy UltraSector ProFund is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Energy UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Energy UltraSector ProFund Investor Class Shares by showing the variability of Energy UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-23.63%	2002	-25.79%

During the period covered in the bar chart, the highest return on Investor Class Shares of Energy UltraSector ProFund for one quarter was 11.76% (quarter ended March 31, 2002) and the lowest return was -28.73% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-25.79%	-18.80%
- After Taxes on Distributions	-25.79%	-18.80%
- After Taxes on Distributions and Sale of Shares	-15.83%	-14.52%
Service Class Shares(1)	-26.39%	-19.56%	06/19/00

S&P 500 Index(2)	-23.37%	-18.68%	06/19/00

Dow Jones U.S. Energy Sector Index(2)	-15.40%	-9.26%	06/19/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Energy UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (ENPIX)	Service Class (ENPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.91%	1.53%

Total Annual ProFund Operating Expenses	2.66%	3.28%**
Fee Waivers/Reimbursements***	-0.71%	-0.33%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Energy UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$759	$1,347	$2,941
Service Class	$298	$979	$1,684	$3,554

F I N A N C I A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Financial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financial Sector Index.

If Financial UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Financial Sector Index when Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Financial UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Financial Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Financial UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Financial UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Financial UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Financial UltraSector ProFund is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Financial UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Financial UltraSector ProFund Investor Class Shares by showing the variability of Financial UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-16.90%	2002	-24.88%

During the period covered in the bar chart, the highest return on Investor Class Shares of Financial UltraSector ProFund for one quarter was 10.77% (quarter ended June 30, 2001) and the lowest return was -24.82% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-24.88%	-8.77%
- After Taxes on Distributions	-24.90%	-8.78%
- After Taxes on Distributions and Sale of Shares	-15.28%	-6.92%
Service Class Shares(1)	-25.55%	-9.57%	06/19/00

S&P 500 Index(2)	-23.37%	-18.68%	06/19/00

Dow Jones U.S. Financial Sector Index(2)	-14.37%	-1.81%	06/19/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Financial UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (FNPIX)	Service Class (FNPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.90%	1.71%

Total Annual ProFund Operating Expenses	2.65%	3.46%**
Fee Waivers/Reimbursements***	-0.70%	-0.51%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Financial UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$757	$1,343	$2,932
Service Class	$298	$1,015	$1,754	$3,705

H E A L T H C A R E  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Healthcare UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Healthcare Sector Index.

If Healthcare UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Healthcare Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Healthcare UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Healthcare Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Healthcare UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Healthcare UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Healthcare UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Healthcare UltraSector ProFund is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Healthcare UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Healthcare UltraSector ProFund Investor Class Shares by showing the variability of Healthcare UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-24.26%	2002	-35.41%

During the period covered in the bar chart, the highest return on Investor Class Shares of Healthcare UltraSector ProFund for one quarter was 4.52% (quarter ended December 31, 2002) and the lowest return was -26.07% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-35.41%	-20.76%
- After Taxes on Distributions	-35.41%	-20.76%
- After Taxes on Distributions and Sale of Shares	-21.74%	-15.96%
Service Class Shares(1)	-36.15%	-21.56%	06/19/00

S&P 500 Index(2)	-23.37%	-18.68%	06/19/00

Dow Jones U.S. Healthcare Sector Index(2)	-21.85%	-10.31%	06/19/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Healthcare UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (HCPIX)	Service Class (HCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	2.48%	3.08%

Total Annual ProFund Operating Expenses	3.23%	4.83%
Fee Waivers/Reimbursements**	-1.28%	-1.88%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Healthcare UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$876	$1,577	$3,443
Service Class	$298	$1,286	$2,276	$4,768

I N D U S T R I A L  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Industrial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrial Sector Index.

If Industrial UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Industrial Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Industrial UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Industrial Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Industrial UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Industrial UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Industrial UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Industrial UltraSector ProFund is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Industrial UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Industrial UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Industrial UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.00%	1.00%

Total Annual ProFund Operating Expenses	1.75%	2.75%

*	Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Industrial UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years
Investor Class	$178	$551
Service Class	$278	$853

I N T E R N E T  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index.

If Internet UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones Composite Internet Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Internet UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones Composite Internet Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Internet UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Internet UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Internet UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Internet UltraSector ProFund is also subject to risks faced by companies in the Internet sector, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Internet UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Internet UltraSector ProFund Investor Class Shares by showing the variability of Internet UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-76.35%	2002	-58.27%

During the period covered in the bar chart, the highest return on Investor Class Shares of Internet UltraSector ProFund for one quarter was 94.32% (quarter ended December 31, 2001) and the lowest return was -70.02% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-58.27%	-76.01%
- After Taxes on Distributions	-58.27%	-76.01%
- After Taxes on Distributions and Sale of Shares	-35.78%	-44.83%
Service Class Shares(1)	-58.47%	-76.35%	06/19/00

S&P 500 Index(2)	-23.37%	-18.68%	06/19/00

Dow Jones Composite Internet Index(2)	-38.89%	-55.08%	06/19/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Internet UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFund.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (INPIX)	Service Class (INPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.49%	1.34%

Total Annual ProFund Operating Expenses	2.24%	3.09%**
Fee Waivers/Reimbursements***	-0.29%	-0.14%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Internet UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$672	$1,174	$2,552
Service Class	$298	$941	$1,608	$3,392

L E I S U R E  G O O D S  &  S E R V I C E S  U L T R A   S E C T O R  P R O F U N D

Investment Objective. Leisure Goods & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Leisure Goods & Services Index.

If Leisure Goods & Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Leisure Goods & Services Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Leisure Goods & Services UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Leisure Goods & Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Leisure Goods & Services UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Leisure Goods & Services UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Leisure Goods & Services UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Leisure Goods & Services UltraSector ProFund is also subject to risks faced by companies in the leisure goods and services industry, including: effects on securities prices and profitability based on the domestic and international economy, competition, disposable household income, consumer spending and consumer tastes; increased effects from government regulation; severe competition; and risks of new technologies. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Leisure Goods & Services UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Leisure Goods & Services UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Leisure Goods & Services UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.00%	1.00%

Total Annual ProFund Operating Expenses	1.75%	2.75%

*	Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Leisure Goods & Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years
Investor Class	$178	$551
Service Class	$278	$853

O I L  D R I L L I N G  E Q U I P M E N T  &  S E R V I C E S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Oil Drilling Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Drilling Equipment & Services Index.

If Oil Drilling Equipment & Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Oil Drilling Equipment & Services Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when Index declines on a given day.

Principal Investment Strategy. Oil Drilling Equipment & Services UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Oil Drilling Equipment & Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Oil Drilling Equipment & Services UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Oil Drilling Equipment & Services UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Oil Drilling Equipment & Services UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Oil Drilling Equipment & Services UltraSector ProFund is also subject to risks faced by companies in the oil drilling equipment and services industry, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Oil Drilling Equipment & Services UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Oil Drilling Equipment & Services UltraSector ProFund has not begun investment operations, it has no performance record to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Oil Drilling Equipment & Services UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.00%	1.00%

Total Annual ProFund Operating Expenses	1.75%	2.75%

*	Other expenses are estimates as this ProFund had not been in operations for six months as of December 31, 2002.

Example: This example is intended to help you compare the cost of investing in Oil Drilling Equipment & Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years
Investor Class	$178	$551
Service Class	$278	$853

P H A R M A C E U T I C A L S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

If Pharmaceuticals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as Dow Jones U.S. Pharmaceuticals Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Pharmaceuticals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Pharmaceuticals Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Pharmaceuticals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Pharmaceuticals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Pharmaceuticals UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Pharmaceuticals UltraSector ProFund is also subject to risks faced by companies in the pharmaceuticals industry, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Pharmaceuticals UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Pharmaceuticals UltraSector ProFund Investor Class Shares by showing the variability of Pharmaceuticals UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-28.80%	2002	-34.89%

During the period covered in the bar chart, the highest return on Investor Class Shares of Pharmaceuticals UltraSector ProFund for one quarter was 11.49% (quarter ended December 31, 2002) and the lowest return was -27.70% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/28/00
- Before Taxes	-34.89%	-21.86%
- After Taxes on Distributions	-34.89%	-21.86%
- After Taxes on Distributions and Sale of Shares	-21.42%	-16.77%
Service Class Shares(1)	-35.30%	-22.53%	06/28/00

S&P 500 Index(2)	-23.37%	-18.16%	06/28/00

Dow Jones U.S. Pharmaceuticals Index(2)	-21.84%	-12.16%	06/28/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Pharmaceuticals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (PHPIX)	Service Class (PHPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	2.36%	1.67%

Total Annual ProFund Operating Expenses	3.11%	3.42%**
Fee Waivers/Reimbursements***	-1.16%	-0.47%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Pharmaceuticals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$851	$1,529	$3,340
Service Class	$298	$1,007	$1,739	$3,672

P R E C I O U S  M E T A L S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Philadelphia Stock Exchange Gold/Silver Sector Index.

If Precious Metals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Philadelphia Stock Exchange Gold/Silver Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Precious Metals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Philadelphia Stock Exchange Gold/Silver Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Precious Metals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Precious Metals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Precious Metals UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Precious Metals UltraSector ProFund is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on Precious Metals UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Precious Metals UltraSector ProFund commenced operations on June 3, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Precious Metals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (PMPIX)	Service Class (PMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.81%	1.50%

Total Annual ProFund Operating Expenses	2.56%	3.25%
Fee Waivers/Reimbursements**	-0.61%	-0.30%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors to the extent that the repayment will not cause the Fund’s expenses to exceed the stated limit. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Precious Metals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$739	$1,306	$2,850
Service Class	$298	$973	$1,672	$3,529

R E A L  E S T A T E  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

If Real Estate UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Real Estate Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Real Estate UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Real Estate Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Real Estate UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Real Estate UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Real Estate UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Real Estate UltraSector ProFund is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a real estate investment rust (“REIT”) that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Real Estate UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Real Estate UltraSector ProFund Investor Class Shares by showing the variability of Real Estate UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	9.11%	2002	-6.82%

During the period covered in the bar chart, the highest return on Investor Class Shares of Real Estate UltraSector ProFund for one quarter was 14.41% (quarter ended June 30, 2001) and the lowest return was –15.94% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-6.82%	5.81%
- After Taxes on Distributions	-10.40%	2.27%
- After Taxes on Distributions and Sale of Shares	-4.00%	3.08%
Service Class Shares(1)	-7.42%	4.76%	06/19/00

S&P 500 Index(2)	-23.37%	-18.68%	06/19/00

Dow Jones U.S. Real Estate Index(2)	-2.96%	3.59%	06/19/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Real Estate UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (REPIX)	Service Class (REPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.56%	1.31%

Total Annual ProFund Operating Expenses	2.31%	3.06%**
Fee Waivers/Reimbursements***	-0.36%	-0.11%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Real Estate UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$687	$1,203	$2,618
Service Class	$298	$935	$1,596	$3,366

S E M I C O N D U C T O R  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index.

If Semiconductor UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Semiconductor Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Semiconductor UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Semiconductor Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Semiconductor UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Semiconductor UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Semiconductor UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Semiconductor UltraSector ProFund is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Semiconductor UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Semiconductor UltraSector ProFund Investor Class Shares by showing the variability of Semiconductor UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-33.41%	2002	-70.07%

During the period covered in the bar chart, the highest return on Investor Class Shares of Semiconductor UltraSector ProFund for one quarter was 69.31% (quarter ended December 31, 2001) and the lowest return was -51.44% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-70.07%	-67.44%
- After Taxes on Distributions	-70.07%	-67.44%
- After Taxes on Distributions and Sale of Shares	-43.02%	-42.45%
Service Class Shares(1)	-70.40%	-67.79%	06/19/00

S&P 500 Index(2)	-23.37%	-18.68%	06/19/00

Dow Jones U.S. Semiconductor Index(2)	-49.81%	-45.69%	06/19/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Semiconductor UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SMPIX)	Service Class (SMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.63%	1.64%

Total Annual ProFund Operating Expenses	2.38%	3.39%**
Fee Waivers/Reimbursements***	-0.43%	-0.44%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Semiconductor UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$701	$1,232	$2,683
Service Class	$298	$1,001	$1,727	$3,647

T E C H N O L O G Y  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Sector Index.

If Technology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Technology Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Technology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Technology Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Technology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Technology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Technology UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Technology UltraSector ProFund is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Technology UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Technology UltraSector ProFund Investor Class Shares by showing the variability of Technology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-51.45%	2002	-57.06%

During the period covered in the bar chart, the highest return on Investor Class Shares of Technology UltraSector ProFund for one quarter was 53.93% (quarter ended December 31, 2001) and the lowest return was -52.49% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-57.06%	-63.12%
- After Taxes on Distributions	-57.06%	-63.12%
- After Taxes on Distributions and Sale of Shares	-35.03%	-40.89%
Service Class Shares(1)	-57.22%	-63.27%	06/19/00

S&P 500 Index(2)	-23.37%	-18.68%	06/19/00

Dow Jones U.S. Technology Sector Index(2)	-38.82%	-42.21%	06/19/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Technology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (TEPIX)	Service Class (TEPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.76%	1.68%

Total Annual ProFund Operating Expenses	2.51%	3.43%**
Fee Waivers/Reimbursements***	-0.56%	-0.48%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Technology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$728	$1,285	$2,804
Service Class	$298	$1,009	$1,743	$3,680

T E L E C O M M U N I C A T I O N S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

If Telecommunications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Telecommunications Sector Index when the Index rises on a given day, and should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Telecommunications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Telecommunications Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Telecommunications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Telecommunications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Telecommunications UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Telecommunications UltraSector ProFund is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Telecommunications UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Telecommunications UltraSector ProFund Investor Class Shares by showing the variability of Telecommunications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-26.37%	2002	-54.43%

During the period covered in the bar chart, the highest return on Investor Class Shares of Telecommunications UltraSector ProFund for one quarter was 55.02% (quarter ended December 31, 2002) and the lowest return was -39.32% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-54.43%	-50.15%
- After Taxes on Distributions	-54.43%	-50.15%
- After Taxes on Distributions and Sale of Shares	-33.42%	-34.89%
Service Class Shares(1)	-54.84%	-50.59%	06/19/00

S&P 500 Index(2)	-23.37%	-18.68%	06/19/00

Dow Jones U.S. Telecommunications Sector Index(2)	-36.31%	-33.19%	06/19/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Telecommunications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (TCPIX)	Service Class (TCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.83%	2.25%

Total Annual ProFund Operating Expenses	2.58%	4.00%**
Fee Waivers/Reimbursements***	-0.63%	-1.05%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Telecommunications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$743	$1,314	$2,868
Service Class	$298	$1,123	$1,964	$4,141

U T I L I T I E S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Sector Index.

If Utilities UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Utilities Sector Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Utilities UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Utilities Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Utilities UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Utilities UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Utilities UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Utilities UltraSector ProFund is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Utilities UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Utilities UltraSector ProFund Investor Class Shares by showing the variability of Utilities UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-42.65%	2002	-37.00%

During the period covered in the bar chart, the highest return on Investor Class Shares of Utilities UltraSector ProFund for one quarter was 5.60% (quarter ended March 31, 2002) and the lowest return was –31.36% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			07/26/00
- Before Taxes	-37.00%	-24.32%
- After Taxes on Distributions	-37.37%	-24.54%
- After Taxes on Distributions and Sale of Shares	-22.72%	-18.69%
Service Class Shares(1)	-37.53%	-24.91%	07/26/00

S&P 500 Index(2)	-23.37%	-18.62%	07/26/00

Dow Jones U.S. Utilities Sector Index(2)	-24.63%	-14.33%	07/26/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Utilities UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UTPIX)	Service Class (UTPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.65%	1.90%

Total Annual ProFund Operating Expenses	2.40%	3.65%
Fee Waivers/Reimbursements**	-0.45%	-0.70%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Utilities UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$706	$1,240	$2,702
Service Class	$298	$1,053	$1,829	$3,861

W I R E L E S S  C O M M U N I C A T I O N S  U L T R A  S E C T O R  P R O F U N D

Investment Objective. Wireless Communications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index.

If Wireless Communications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Wireless Communications Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy. Wireless Communications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily price return characteristics as one and one-half times (150%) the Dow Jones U.S. Wireless Communications Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Wireless Communications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Wireless Communications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations. The principal risks of investing in Wireless Communications UltraSector ProFund are market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Wireless Communications UltraSector ProFund is also subject to risks faced by companies in the wireless communications industry, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Wireless Communications UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Wireless Communications UltraSector ProFund Investor Class Shares by showing the variability of Wireless Communications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns as of December 31 each year

2001	-41.65%	2002	-80.37%

During the period covered in the bar chart, the highest return on Investor Class Shares of Wireless Communications UltraSector ProFund for one quarter was 49.32% (quarter ended December 31, 2002) and the lowest return was –59.21% (quarter ended March 31, 2002).

Average Annual Total Returns As of December 31, 2002	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-80.37%	-74.07%
- After Taxes on Distributions	-80.37%	-74.07%
- After Taxes on Distributions and Sale of Shares	-49.35%	-44.38%
Service Class Shares(1)	-80.51%	-74.34%	06/19/00

S&P 500 Index(2)	-23.37%	-18.68%	06/19/00

Dow Jones U.S. Wireless Communications Index(2)	-60.03%	-54.21%	06/19/00

(1)	Reflects no deduction for taxes.
(2)	Reflects no deduction for fees, expenses or taxes.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Wireless Communications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (WCPIX)	Service Class (WCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.55%	1.56%

Total Annual ProFund Operating Expenses	2.30%	3.31%**
Fee Waivers/Reimbursements***	-0.35%	-0.36%

Total Net Annual ProFund Operating Expenses	1.95%	2.95%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002.
***	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares and 2.95% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Wireless Communications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$198	$685	$1,198	$2,609
Service Class	$298	$985	$1,696	$3,579

B O N D  B E N C H M A R K E D  P R O F U N D S

ProFund	Security	Daily Benchmark
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse

U.S. Government Plus ProFund may be appropriate for investors who:

➢	expect the price on the most recently issued 30-year U.S. Treasury Bond to increase.

Rising Rates Opportunity ProFund® may be appropriate for investors who:

➢	expect the price on the most recently issued 30-year U.S. Treasury Bond to decrease.

➢	want to protect (hedge) the value of a diversified portfolio of high grade and/or government bonds from a market downturn they anticipate.

Both Bond Benchmarked ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

U . S . G O V E R N M E N T  P L U S  P R O F U N D

Investment Objective. U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of U.S. Government Plus ProFund generally should decrease as interest rates rise.

If U.S. Government Plus ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day. Conversely, it should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.

Principal Investment Strategy. U.S. Government Plus ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily price return characteristics as one and one-quarter times (125%) the daily price movement of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics. U.S. Government Plus ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations. The principal risks of investing in U.S. Government Plus ProFund are market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, interest rate risk, repurchase agreement risk and volatility risk.

For more information on U.S. Government Plus ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because U.S. Government Plus ProFund commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other investment companies or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of U.S. Government Plus ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (GVPIX)	Service Class (GVPSX)
Investment Advisory Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.62%	1.42%

Total Annual ProFund Operating Expenses	2.12%	2.92%
Fee Waivers/Reimbursements**	-0.42%	-0.22%

Total Net Annual ProFund Operating Expenses	1.70%	2.70%

*	Variations in Fund expense accruals and relative share class asset levels may cause “Other Expense” figures for Investor and Service Class to differ when averaged over the period.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.70% for Investor Class Shares and 2.70% for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in U.S. Government Plus ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$173	$624	$1,101	$2,419
Service Class	$273	$883	$1,519	$3,227

R I S I N G  R A T E S  O P P O R T U N I T Y  P R O F U N D

Investment Objective. Rising Rates Opportunity ProFund® seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of Rising Rates Opportunity ProFund generally should decrease as interest rates fall.

If Rising Rates Opportunity ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day.

Principal Investment Strategy. Rising Rates Opportunity ProFund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily price return characteristics as one and one-quarter times (125%) the inverse of the daily price movement of the Long Bond. Rising Rates Opportunity ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations. The principal risks of investing in Rising Rates Opportunity ProFund are market risk, debt instrument risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, interest rate risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on Rising Rates Opportunity ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because Rising Rates Opportunity ProFund commenced operations on May 1, 2002, it does not have a record of performance for a full calendar year to compare against other mutual funds or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Rising Rates Opportunity ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (RRPIX)	Service Class (RRPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses	1.19%	1.19%

Total Annual ProFund Operating Expenses	1.94%	2.94%

Example: This example is intended to help you compare the cost of investing in Rising Rates Opportunity ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$197	$609	$1,047	$2,264
Service Class	$297	$910	$1,548	$3,261

M O N E Y  M A R K E T  P R O F U N D

Money Market ProFund may be appropriate for investors who:

➢	seek current income consistent with liquidity and preservation of capital.

➢	want to maintain a neutral exposure to the stock market. The income earned from an investment in Money Market ProFund can keep their capital at work.

➢	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

M O N E Y  M A R K E T  P R O F U N D

Investment Objective. Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

Principal Investment Strategy. Money Market ProFund pursues its investment objective through a “master feeder” arrangement. Money Market ProFund invests all of its assets in the Cash Management Portfolio (the “Portfolio”), a separate investment company managed by Deutsche Asset Management, Inc. with an identical investment objective. The Portfolio may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities and repurchase agreements. The Portfolio may also invest in asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the principal investments of the Portfolio are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in the financial services industry. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations and may invest in other instruments, as described in the Statement of Additional Information.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Portfolio are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Portfolio also may invest in longer-term securities that have features reducing their maturities to 397 days or less on their purchase date. The Portfolio buys securities that at the time of purchase:

➢	have received the highest short-term rating from two nationally recognized statistical rating organizations;

➢	have received the highest short-term rating from one rating organization (if only one organization rates the security);

➢	if unrated, are determined to be of similar quality by the Portfolio’s investment adviser; or

➢	have no short-term rating, but are rated within the three highest long-term rating categories, or are determined to be of similar quality by the Portfolio’s investment adviser.

Principal Risk Considerations. The principal risks of investing in Money Market ProFund are market risk, active investor risk, interest rate risk, debt instrument risk and repurchase agreement risk. In addition, Money Market ProFund is also subject to the following risks:

➢	Credit Risk: A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Portfolio only buys high quality securities with minimal credit risk. The Portfolio primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

➢	Security Selection Risk: While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Portfolio’s yield to lag behind those of similar money market funds.

➢	Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

➢	Financial Services Industry Concentration Risk: Because the Portfolio may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

An investment in Money Market ProFund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While Money Market ProFund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that Money Market ProFund will do so, and you could lose money by investing in this ProFund.

For more information on Money Market ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Money Market ProFund Investor Class Shares by showing the variability of Money Market ProFund returns from year to year. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

1998	4.84%	1999	4.48%	2000	5.74%	2001	3.28%	2002	0.94%

During the period covered in the bar chart, the highest return on Investor Class Shares of Money Market ProFund for one quarter was 1.51% (quarter ended September 30, 2000) and the lowest return was 0.15% (quarter ended December 31, 2002).

Average Annual Total Returns* As of December 31, 2002	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares	0.94%	3.84%	3.87%	11/17/97
Service Class Shares	0.06%	2.84%	2.78%	11/17/97

The 7-day yield (the income for the previous 7 days projected over a full year) for Money Market ProFund as of December 31, 2002 was 0.36% for Investor Class Shares and 0.04% for Service Class Shares.

*	For the year ended December 31, 2002, the Portfolio’s investment adviser voluntarily reimbursed certain operating expenses of Money Market ProFund. Without the reimbursement of these expenses, total returns and yield would be lower. There is no guarantee that such reimbursement will occur in the future.

Master Feeder Structure. Money Market ProFund is a feeder fund that currently invests all of its assets in a master fund, the Portfolio. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to their investments in the Portfolio. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement with ProFund Advisors under which ProFund Advisors serves as investment adviser of Money Market ProFund, although no fee is payable under the investment advisory agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund. Money Market ProFund’s Trustees may withdraw its assets from the Portfolio if they believe doing so is in the shareholders’ best interests.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold shares of Money Market ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)	$10

Annual Fund Operating Expenses* (as a percentage of average daily net assets)	Investor Class (MPIXX)	Service Class (MPSXX)
Investment Advisory Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.00%	1.00%**
Other Expenses	0.88%	0.88%

Total Annual ProFund Operating Expenses***	1.03%	2.03%

*	Reflects the expenses of both Money Market ProFund and the Portfolio.
**	Distribution and service fees incurred by the Service Class were reduced during the period ended December 31, 2002 and will be reduced for the current fiscal year. This reduction may be terminated at any time. The expense reflected in the table is the maximum fee that the Fund may charge.
***	Total Annual Operating Expenses are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any reduction of certain expenses during the period ended December 31, 2002. There is no guarantee that such reduction will occur in the future.

Example: This example is intended to help you compare the cost of investing in Money Market ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$105	$328	$569	$1,259
Service Class	$206	$637	$1,093	$2,358

S T R A T E G I E S  A N D  R I S K S

“The non-money market ProFunds take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks.”

S T R A T E G I E S  A N D  R I S K S

More on Strategies: In seeking to achieve the ProFunds’ investment objectives (other than Money Market ProFund) of seeking daily investment results, before fees and expenses, that correspond to a specific benchmark, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark.

The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval. Each ProFund reserves the right to substitute a different index or security for the index or security underlying its benchmark. ProFund Advisors does not invest the assets of the ProFunds in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the ProFunds. The ProFunds, other than Money Market ProFund, are designed to correspond to the daily performance, the inverse of the daily performance, or a multiple of the daily performance or inverse performance, of a benchmark index – whether the benchmark index is rising or falling. Each ProFund seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark index without regard to market conditions, trends or direction. The ProFunds also do not take temporary defensive positions. The ProFunds do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds from achieving such results.

The ProFunds take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks. A ProFund may invest in securities or instruments that are not included in the index underlying its benchmark if ProFund Advisors believes it is appropriate in view of the ProFund’s investment objective. In addition to each ProFund’s principal investment strategy, each ProFund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective.

Under normal circumstances, all Mid-Cap, Small-Cap and Large-Cap ProFunds, Asia 30, Europe 30, UltraDow 30, UltraJapan, U.S. Government Plus ProFund and all UltraSector ProFunds seek their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily price return characteristics as their benchmarks. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds subject to this policy will provide shareholders with at least 60 days’ prior notice of any change in the policy.

Important Concepts and Definitions:

This section describes important concepts that may be unfamiliar to an investor.

➢	Collar is the simultaneous purchase of an equity floor and the sale of an equity cap (specified financial terms are described in this section).

➢	Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

➢	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•	NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges.

➢	Equity Cap is an agreement in which one party, for a premium paid up-front, agrees to pay the other party at a specific time period if a designated stock market benchmark moves above a certain level, agreed upon in advance.

➢	Equity Securities are securities that include common stock, preferred securities, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

➢	Financial Instruments The ProFunds (excluding Money Market ProFund) may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index such as futures contracts, options on futures contracts, equity caps, collars, floors, swap agreements, forward contracts, structured notes, options on securities and stock indices and investments covering such positions. The ProFunds may invest in financial instruments as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Financial instruments may also be used to produce economically “leveraged” investment results.

➢	Floors are agreements in which one party, for a premium paid up-front, agrees to pay the other party at a specific time period if a designated stock market benchmark falls below a certain level, agreed upon in advance.

➢	Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

➢	Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date.

➢	Leverage and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment’s value. Swap agreements, borrowing, futures contracts, short sales, and options on securities indexes and forward contracts all may be used to create leverage. While only certain ProFunds employ leverage, all of the ProFunds (except Money Market ProFund) may use leveraged investment techniques for investment purposes.

➢	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

➢	Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives investors the right to sell a stock at an agreed-upon price on or before a certain date.

➢	Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.

➢	Repurchase Agreements are agreements between a seller and a buyer, usually of U.S. Government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time.

➢	Reverse Repurchase Agreements involve the sale of a security by a fund to another party (generally a bank or dealer) in return for cash and an agreement by the fund to buy the security back at a specified price and time.

➢	Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFund’s investment objective, a ProFund may hold a representative sample of the securities in the index underlying a ProFund’s benchmark, which have aggregate characteristics similar to those of the index. In addition, a ProFund may invest in securities that are not included in the index or may overweight or underweight certain securities or groups of securities contained in the index.

➢	Selling Short is selling a stock, usually borrowed, and buying it back at a later date.

➢	Structured Notes are complex debt instruments in which the issuer enters into one or more swap arrangements to change the cash flows it is required to make.

➢	Swap Agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

➢	U.S. Government Securities are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

More On Risks: Like all investments, the ProFunds entail risks. Many factors affect the value of an investment in a ProFund. The factors most likely to have a significant impact on a ProFund’s portfolio are called “principal risks.” The principal risks for each ProFund are identified in each ProFund description and are described below. A ProFund may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains additional information about the ProFunds, their investment strategies and related risks.

In addition to the general risks described above, the following risks may apply:

Active Investor Risk (All ProFunds). ProFund Advisors expects a significant portion of the assets of the ProFunds to come from professional money managers and investors who use ProFunds as part of “market timing” investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses and generating taxable short-term capital gains. In addition, large movements of assets into and out of the ProFunds may negatively impact a ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk (All ProFunds except Money Market ProFund). The ProFunds use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, swap agreements, options on securities and indices, forward contracts and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds to potentially dramatic changes (losses) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques may also expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a ProFund’s benchmark index, including: 1) the risk that an instrument is mispriced; 2) credit or performance risk on the amount each ProFund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

Concentration Risk (Asia 30, UltraDow 30 and UltraSector ProFunds). Concentration risk results from maintaining exposure to issuers conducting business in specific market or industry sectors, and the risk that those issuers (or market sector) will perform poorly and therefore negatively impact the ProFunds subject to this risk. Each of Large-Cap Value, Large-Cap Growth, U.S. Government Plus, Short OTC, Short Small-Cap and Rising Rates Opportunity ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Correlation Risk (All ProFunds except Money Market ProFund). A number of factors may affect a ProFund’s ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. The following factors, including fees, expenses and income items, may adversely affect a ProFund’s correlation with its benchmark. A ProFund may invest in securities or in other financial instruments not included in its benchmark index. A ProFund may not have investment exposure to all securities in its benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund and may receive information on purchases and redemptions into or out of a ProFund after the relevant exchange or market closes, potentially resulting in the ProFund being over- or under-exposed. An exchange or market may close early or issue trading halts, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses. Activities surrounding the annual Russell 2000 Index reconstitution on the last business day of June may impair the ProFunds benchmarked to the Russell 2000 Index from meeting their daily investment objective on that day.

Debt Instrument Risk (U.S. Government Plus, Rising Rates Opportunity and Money Market ProFunds). Each ProFund may invest in debt instruments, and U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Money Market ProFund may invest principally in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a ProFund to decrease.

Equity Risk (All Classic, Ultra, Inverse and UltraSector ProFunds). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund to decrease. The Inverse ProFunds respond differently to these risks than positively correlated funds.

Foreign Investment Risk (Asia 30, Europe 30 and UltraJapan ProFunds). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Geographic Concentration Risk (Asia 30, Europe 30 and UltraJapan ProFunds). Certain ProFunds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments. For example, in 1997 and 1998, the values of some Asian currencies declined significantly, triggering a loss of investor confidence that resulted in a decline in the value of the stock markets, and individual company stocks, in the affected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. Similarly, European companies could be hurt by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties experienced as certain countries, and particularly those in Eastern Europe, implement significant free market economic reforms. Japanese economic growth has weakened and Japan’s stock markets have significantly declined since the early 1990s, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan’s economy and financial system, among other considerations.

Growth Investing Risk (Large-Cap Growth, Mid-Cap Growth and Small-Cap Growth ProFunds). An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (U.S. Government Plus, Rising Rates Opportunity and Money Market ProFunds). Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk (Inverse ProFunds and Rising Rates Opportunity ProFund). Shareholders in the Inverse ProFunds and Rising Rates Opportunity ProFund should lose money when the index or security underlying such ProFund’s benchmark rises – a result that is the opposite from traditional equity or bond mutual funds.

Leverage Risk (Ultra ProFunds, UltraBear and UltraShort OTC ProFunds, UltraSector ProFunds and Bond Benchmarked ProFunds). Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Leverage should cause a Fund to lose more money in market environments adverse to its daily investment objective.

Liquidity Risk (All ProFunds except Money Market ProFund). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses,, realizing gains, or from achieving a high correlation with their underlying benchmark index or security.

Market Risk (All ProFunds). The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds, other than the Inverse ProFunds, Rising Rates Opportunity ProFund and Money Market ProFund, should normally lose value on days when the index or security underlying their benchmark declines (adverse market conditions for these ProFunds). Investors in the Inverse ProFunds and Rising Rates Opportunity ProFund should lose value on days when the index or security underlying their benchmark increases (adverse market conditions for these ProFunds).

Mid-Cap Company Investment Risk (Mid-Cap, Mid-Cap Value, Mid-Cap Growth and UltraMid-Cap ProFunds). Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Non-Diversification Risk (All ProFunds). The ProFunds are classified as “non-diversified” under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund whose index underlying its benchmark comprises a small number of stocks or other securities.

Repurchase Agreement Risk (All ProFunds). Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund may have difficulty exercising rights to the collateral.

Short Sale Risk (Inverse ProFunds and Rising Rates Opportunity ProFund). Selling short is a technique that may be employed by a ProFund to seek gains when its benchmark index or security declines or to adjust investment exposure to a benchmark index. If a ProFund buys back the security at a price lower than the price at which it sold the security plus interest incurred, the ProFund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus interest accrued, the ProFund will incur a negative return (loss) on the transaction. The ProFunds’ use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a ProFund and may lower a ProFund’s return or result in a loss.

Small-Cap Company Investment Risk (Small-Cap, Small-Cap Value, Small-Cap Growth, Asia 30, UltraSmall-Cap and Short Small-Cap ProFunds). The risk of equity investing may be particularly acute with securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads, lower trading volumes and may be less liquid than the stocks of larger companies. Liquidating positions in turbulent market conditions could become difficult. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies and there can be a shortage of reliable information on certain small companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap companies’ share prices.

Technology Investment Risk (OTC, UltraOTC, Short OTC, and UltraShort OTC ProFunds and Internet, Semiconductor and Technology UltraSector ProFunds). Technology companies are subject to intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel. Due to rapid technological developments and frequent new product introduction, technology companies bear the additional risk of product obsolescence as well as the dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Value Investing Risk (Large-Cap Value, Mid-Cap Value and Small-Cap Value ProFunds). Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.

Volatility Risk (Ultra ProFunds, Ultra Bear, UltraShort OTC, UltraSector ProFunds and Bond Benchmarked ProFunds). The ProFunds subject to volatility risk seek to achieve a multiple or the inverse of a multiple of an index. Therefore, they experience greater volatility than the indexes underlying their benchmarks and thus have the potential for greater losses.

Index Information

A brief description of the index underlying each ProFund’s benchmark is set forth below.

The S&P 500 Index is a widely used measure of large-cap U.S. stock market performance. It includes a representative sample of leading companies in leading industries. Companies are selected for inclusion in the Index by Standard & Poor’s based on adequate liquidity, appropriate market capitalization, financial viability and public float.

The S&P MidCap 400 Index is a widely used measure of mid-size company U.S. stock market performance. Companies are selected for inclusion in the Index by Standard & Poor’s based on liquidity, appropriate market capitalization, financial viability and public float. As of March 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $162.3 million and $8.3 billion.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. As of March 31, 2003, the Russell 2000 Index included companies with capitalizations between $3.2 million and $2.1 billion.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies currently not in bankruptcy proceedings with appropriate trading volumes and adjusted market capitalization.

The S&P 500/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book ratios (350 stocks as of March 31, 2003). The S&P 500/Barra Value Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P 500 Index. As of March 31, 2003, the S&P 500/Barra Value Index included companies with capitalizations between $188.0 million and $233.8 billion.

The S&P 500/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios (150 stocks as of March 31, 2003). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P 500 Index. As of March 31, 2003, the S&P 500/Barra Growth Index included companies with capitalizations between $747.1 million and $259.1 billion.

The S&P MidCap 400/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios (238 stocks as of March 31, 2003). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index. As of March 31, 2003, the S&P MidCap 400/Barra Value Index included companies with capitalizations between $194.4 million and $4.9 billion.

The S&P MidCap 400/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios (162 stocks as of March 31, 2003). The Index is rebalanced semi-annually on or about January 1st and July 1st and consists of approximately half of the companies in the S&P MidCap 400 Index. As of March 31, 2003, the S&P MidCap 400/Barra Growth Index included companies with capitalizations between $162.3 million and $8.3 billion.

The S&P SmallCap 600/Barra Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively low price-to-book ratios (388 stocks as of March 31, 2003). The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization generally valued at under one and a half billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors. The Index is rebalanced twice per year. As of March 31, 2003, the S&P SmallCap 600/Barra Value Index included companies with capitalizations between $30.7 million and $1.5 billion.

The S&P SmallCap 600/Barra Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios (212 stocks as of March 31, 2003). The S&P SmallCap 600 Index is an unmanaged index comprising 600 domestic stocks, with a market capitalization generally valued at under one and a half billion dollars, chosen for market size, liquidity and industry group representation. The Index comprises stocks from the industrial, utility, financial and transportation sectors. As of March 31, 2003, the S&P SmallCap 600/Barra Growth Index included companies with capitalizations between $77.6 million and $2.4 billion.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2003, the ProFunds Asia 30 Index included companies with capitalizations between $870.7 million and $39.0 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2003, the ProFunds Europe 30 Index included companies with capitalizations between $10.3 billion and $143.7 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The Dow Jones Industrial Average is a price-weighted index that is calculated as a simple average. The Index includes 30 large-cap, blue-chip U.S. stocks, excluding utility and transportation companies. They represent the leading U.S. companies in the industries driving the U.S. stock market, are widely held by investors and have long records of sustained growth.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Companies selected for inclusion are non-financial companies currently not in bankruptcy proceedings with appropriate trading volumes and adjusted market capitalization.

The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

The Dow Jones U.S. Airlines Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not included. As of March 31, 2003, the weighted average capitalization of the Index was approximately $1.5 billion.

The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. Component companies include all regional and major U.S. domiciled international banks, savings and loans, savings banks, thrifts, and building associations and societies. Investment and merchant banks are excluded. As of March 31, 2003, the weighted average capitalization of the Index was approximately $6.7 billion.

The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, commodity chemicals, specialty chemicals, forest products, non-ferrous metals, paper products, precious metals and steel. As of March 31, 2003, the weighted average capitalization of the Index was approximately $3.2 billion.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.6 billion.

The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, auto parts, tires, casinos, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics. As of March 31, 2003, the weighted average capitalization of the Index was approximately $4.5 billion.

The Dow Jones U.S. Consumer Non-Cyclical Sector Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products. As of March 31, 2003, the weighted average capitalization of the Index was approximately $7.8 billion.

The Dow Jones U.S. Energy Sector Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of March 31, 2003, the weighted average capitalization of the Index was approximately $7.2 billion.

The Dow Jones U.S. Financial Sector Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card insurers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of March 31, 2003, the weighted average capitalization of the Index was approximately $6.1 billion.

The Dow Jones U.S. Healthcare Sector Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2003, the weighted average capitalization of the Index was approximately $7.6 billion.

The Dow Jones U.S. Industrial Sector Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of March 31, 2003, the weighted average capitalization of the Index was approximately $3.8 billion.

The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce - companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services - companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.5 billion.

The Dow Jones U.S. Leisure Goods & Services Index measures the performance of the leisure goods and services industry of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.7 billion.

The Dow Jones U.S. Oil Drilling Equipment & Services Index measures the performance of the oil drilling equipment and services industry of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. As of March 31, 2003, the weighted average capitalization of the Index was approximately $2.7 billion.

The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription drugs such as birth control pills and vaccines, and over-the-counter drugs, such as aspirin and cold remedies, as well as companies engaged in contract drug research. As of March 31, 2003, the weighted average capitalization of the Index was approximately $24.9 billion.

The Philadelphia Stock Exchange Gold/Silver Sector Index measures the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals, precious stones and pearls. The Index does not include producers of commemorative medals and coins that are made of these metals. As of March 31, 2003, the weighted average capitalization of the Index was approximately $4.0 billion.

The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of March 31, 2003, the weighted average capitalization of the Index was approximately $1.7 billion.

The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. As of March 31, 2003, the weighted average capitalization of the Index was approximately $5.3 billion.

The Dow Jones U.S. Technology Sector Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of March 31, 2003, the weighted average capitalization of the Index was approximately $4.8 billion.

The Dow Jones U.S. Telecommunications Sector Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2003, the weighted average capitalization of the Index was approximately $14.3 billion.

The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of March 31, 2003, the weighted average capitalization of the Index was approximately $3.4 billion.

The Dow Jones U.S. Wireless Communications Index measures the performance of the wireless communications industry of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. As of March 31, 2003, the weighted average capitalization of the Index was approximately $5.2 billion.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard &Poor’s MidCap 400,” “S&P Small-Cap 600,” “Standard &Poor’s Small-Cap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/BarraGrowth Index,” and “S&P Small-Cap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. “Russell 2000 Index” is a trademark of the Frank Russell Company. “NASDAQ-100 Index” is a trademark of the NASDAQ Stock Markets, Inc. (“NASDAQ”). “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. The ProFunds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, NASDAQ, the Philadelphia Stock Exchange or the Frank Russell Company and neither Standard & Poor’s, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representation regarding the advisability of investing in ProFunds.

“Dow Jones,” “Dow 30,” “Dow Jones Industrial Average,” “DJIA,” and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

➢	Sponsor, endorse, sell or promote UltraDow 30 ProFund or UltraSector ProFunds (together, the “ProFunds”).

➢	Recommend that any person invest in the ProFunds or any other securities.

➢	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

➢	Have any responsibility or liability for the administration, management of marketing of the ProFunds.

➢	Consider the needs of the ProFunds or the owners of the ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

➢	The results to be obtained by the ProFunds, the owner of the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

➢	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

➢	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

P R O F U N D S  M A N A G E M E N T

“The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.”

P R O F U N D S  M A N A G E M E N T

BOARD OF TRUSTEES AND OFFICERS

The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.

INVESTMENT ADVISER

ProFund Advisors LLC

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides investment advice and management services to the ProFunds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each non-money market ProFund, except OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund, for which it is entitled to receive annual fees equal to 0.70%, 0.90% and 0.50%, respectively, of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2002, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations, paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)

Bull	0.75%
Mid-Cap	0.34%
Small-Cap	0.72%
OTC	0.70%
Mid-Cap Value	0.66%
Mid-Cap Growth	0.09%
Small-Cap Value	0.73%
Small-Cap Growth	0.28%
Europe 30	0.40%
UltraBull	0.75%
UltraMid-Cap	0.65%
UltraSmall-Cap	0.75%
UltraOTC	0.75%
UltraJapan	0.57%
Bear	0.75%
UltraBear	0.75%
UltraShort OTC	0.75%
Banks	0.00%
Basic Materials	0.00%
Biotechnology	0.14%
Energy	0.21%
Financial	0.19%
Healthcare	0.00%
Internet	0.52%
Pharmaceuticals	0.00%
Real Estate	0.51%
Semiconductor	0.39%
Technology	0.29%
Telecommunications	0.19%
Utilities	0.33%
Wireless Communications	0.46%

ProFund Advisors serves as investment adviser of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Chief Investment Officer of ProFund Advisors since 2003 and Director of Portfolio from 1997-2003, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky. Each ProFund, except Money Market ProFund, is managed by an investment team chaired by Dr. Seale.

DEUTSCHE ASSET MANAGEMENT, INC.

Money Market ProFund currently seeks its investment objective by investing all of its assets in a portfolio managed by Deutsche Asset Management, Inc. (“DeAM, Inc.”), with headquarters at 345 Park Avenue, New York, NY 10154. DeAM, Inc. makes the Portfolio’s investment decisions and assumes responsibility for the securities the Portfolio owns. For its services as investment adviser of the Portfolio, DeAM, Inc. is entitled to receive annual investment advisory fees equal to 0.15% of the average daily net assets of the Portfolio. During the year ended December 31, 2002, the Portfolio paid DeAM, Inc. investment ad\visory fees equal to 0.13% of the average daily net assets of the Portfolio.

As of December 31, 2002, DeAM, Inc. had total assets of approximately $90 billion under management. DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of ProFund shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund (other than Money Market ProFund, which is discussed below) for such services. During the year ended December 31, 2002, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)

Bull	0.15%
Mid-Cap	0.07%
Small-Cap	0.14%
OTC	0.15%
Mid-Cap Value	0.13%
Mid-Cap Growth	0.02%
Small-Cap Value	0.15%
Small-Cap Growth	0.06%
Europe 30	0.08%
UltraBull	0.15%
UltraMid-Cap	0.13%
UltraSmall-Cap	0.15%
UltraOTC	0.15%
UltraJapan	0.10%
Bear	0.15%
UltraBear	0.15%
UltraShort OTC	0.15%
Banks	0.00%
Basic Materials	0.00%
Biotechnology	0.03%

Energy	0.04%
Financial	0.04%
Healthcare	0.00%
Internet	0.10%
Pharmaceuticals	0.00%
Real Estate	0.10%
Semiconductor	0.08%
Technology	0.06%
Telecommunications	0.04%
Utilities	0.07%
Wireless Communications	0.09%

During the year ended December 31, 2002, ProFund Advisors received fees equal to 0.35% of the average daily net assets of Money Market ProFund for client support and administrative services, and for feeder fund management, administration and reporting with respect to Money Market ProFund’s relationship to the Portfolio.

If the ProFund’s Board of Trustees terminates Money Market ProFund’s master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund, as feeder fund management, administration and reporting with respect to the master-feeder relationship would no longer be required.

G E N E R A L  P R O F U N D S  I N F O R M A T I O N

“Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after a purchase order, redemption or exchange request is received in good order.”

G E N E R A L  P R O F U N D S  I N F O R M A T I O N

CALCULATING SHARE PRICES

(All ProFunds Except Money Market ProFund)

Each ProFund (other than U.S. Government Plus ProFund and Rising Rates Opportunity ProFund) calculates its daily share price on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. U.S. Government Plus ProFund and Rising Rates Opportunity ProFund calculate their daily share price on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE every day the NYSE is open for business except for Columbus Day and Veterans’ Day and as provided below.

Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after a purchase order, redemption or exchange request is received in good order. If a ProFund’s portfolio investments trade in markets on days when the ProFund’s principal trading market(s) is closed, the ProFund’s net asset value may vary on days when investors cannot purchase or redeem shares.

Each ProFund determines the net asset value per share of each class of its shares by dividing the market value of the assets attributable to the class, less the liabilities attributable to the class, by the number of the class’s outstanding shares.

A ProFund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund sold it. See the Statement of Additional Information for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund’s underlying investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. For example, if the Bond Market Association recommends an early close of the bond markets, U.S. Government Plus ProFund and Rising Rates Opportunity ProFund may also close early.

CALCULATING MONEY MARKET PROFUND’S SHARE PRICE

Money Market ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business. The bond markets or other primary trading markets for the Portfolio may close early on the day before certain holidays on which the NYSE is closed, and the day after Thanksgiving. If the Bond Market Association recommends an early close of the bond markets, Money Market ProFund also may close early. Money Market ProFund will cease taking transaction requests at such times, including requests to exchange to or from other ProFunds. Money Market ProFund’s net asset value per share for each class of shares will normally be $1.00, although Deutsche Asset Management, Inc. cannot guarantee that this will always be the case. The Portfolio uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds intends to declare and distribute to its shareholders annually all of the year’s net investment income and net capital gains. Each ProFund will reinvest these distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request a direct cash distribution. As a general policy, ProFunds does not announce dividend distribution dates in advance.

Money Market ProFund and U.S. Government Plus ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Real Estate UltraSector ProFund declares dividends from net investment income quarterly and pays the dividends on a quarterly basis. Money Market ProFund, U.S. Government Plus ProFund and Real Estate UltraSector ProFund will pay annually any long-term capital gains as well as any short-term capital gains that they did not distribute during the year, but reserve the right to include in the dividend any short-term capital gains on securities that they sell. Each of the other

ProFunds declares and distributes net investment income, if any, and net capital gains, if any, at least annually. Each ProFund, however, may declare an additional capital gains distribution if such a distribution would be in the best interest of the shareholders of the ProFund.

Money Market ProFund may revise these policies, postpone the payment of dividends and interest or take other actions in order to maintain a constant net asset value of $1.00 per share.

Please keep in mind:

➢	Dividend and distribution proceeds will be reinvested in additional shares of the ProFund making the distribution unless you have requested in writing that proceeds be paid to you by check.

➢	By selecting the direct cash distribution option, the shareholder agrees to the following conditions:

➢	Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid; and

➢	Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid unless subsequent distribution checks have been cashed.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Statement of Additional Information for more information. You should rely on your own tax advisor about the particular federal, state, local and foreign tax consequences to you of investing in a ProFund.

A ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. ProFund shareholders may be subject to tax on the dividends they receive. Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. Dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if a ProFund designates a particular distribution as a long-term capital gains distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends may also be subject to state and local taxes.

If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange out of a ProFund is generally considered as a sale of the ProFund.

Every year the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

Please keep in mind:

➢	Whether a distribution by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gains of the ProFund, not on how long an investor has owned shares of the ProFund.

➢	Dividends and distributions declared by a ProFund in October, November or December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.

➢	As with all mutual funds, a ProFund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

Please see the Statement of Additional Information for more information. Because each investor’s tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

S H A R E H O L D E R  S E R V I C E S  G U I D E

“Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund.”

S H A R E H O L D E R  S E R V I C E S  G U I D E

CONTACTING PROFUNDS

By telephone:	(888) 776-3637 or (614) 470-8122 – for individual investors (888) 776-5717 – a phone line dedicated for use by institutions and financial professionals only

By mail:	ProFunds P.O. Box 182800 Columbus, OH 43218-2800

By overnight mail:	ProFunds c/o BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

MINIMUM INVESTMENTS

➢	$5,000 for discretionary accounts controlled by a financial professional.

➢	$15,000 for self-directed accounts controlled directly by investors.

These minimums apply to all ProFund accounts, including retirement plans, and apply to the total initial value of all funds in an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, each ProFund may waive or lower purchase or account minimums in other circumstances. ProFunds reserves the right to reject or refuse, at its discretion, any order for the purchase of a ProFund’s shares in whole or in part.

CLASSES OF SHARES

ProFunds offer two classes of shares: Investor Class Shares and Service Class Shares. Investor Class Shares may be purchased directly from ProFunds Distributors, Inc. Service Class Shares are available for purchase through an authorized financial professional.

DISTRIBUTION AND SERVICE (12b-1) FEES

Under a Rule 12b-1 Distribution and Shareholder Services Plan (the “Plan”) adopted by the Trustees and administered by ProFunds Distributors, Inc., each ProFund may pay financial intermediaries, such as broker-dealers and investment advisers, up to 1.00% on an annualized basis of the average daily net assets attributable to Service Class Shares as reimbursement or compensation for distribution related activities with respect to Service Class Shares and/or shareholder services. Over time, fees paid under the Plan will increase the cost of a Service Class shareholder’s investment and may cost more than other types of sales charges.

ProFund Advisors or other service providers, may utilize their own resources to finance distribution or service activities on behalf of the ProFunds, including compensating ProFunds Distributors, Inc. and other third parties for distribution related activities or the provision of shareholder services not otherwise covered by the Plan. To the extent that the Trustees may direct that accrual/collection of fees under the Plan be reduced or eliminated from time to time, ProFund Advisors or other service providers may agree, in their sole discretion, to fund the resulting shortfall in Plan payments to financial intermediaries.

OTHER FEES

Investor Class Shares and Service Class Shares may bear fees payable to intermediaries or financial institutions for provision of record keeping, sub-accounting services and other investor services not otherwise performed by the transfer agent or other service provider.

OPENING YOUR PROFUNDS ACCOUNT

By mail:

➢	Complete an application for the appropriate share class. Send the application, along with a check payable to “ProFunds,” to the mail address above.

➢

If the application does not designate a specific ProFund, your investment will be made in Money Market ProFund. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of Money Market ProFund. If the application does not designate a share class, your investment will be made in the Investor

Class. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted for initial investment. All purchases must be made in U.S. dollars drawn on a U.S. bank.

By wire transfer:

➢	Complete an application and fax it to ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718.

➢	Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to: a) confirm receipt of the faxed application, b) request your new account number, c) inform ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

➢	After receiving your confirmation number, instruct your bank to transfer money by wire to:

Huntington Bank

Columbus, OH

Routing/ABA #: 044000024

ProFunds DDA # 01892150549

For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

Confirmation number: The confirmation number given to you by the ProFunds’ representative.

Send the original, signed application to ProFunds at the mail or overnight address above under “Contacting ProFunds.”

Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern Time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Establishing Accounts For Tax-Sheltered Retirement Plans

The ProFunds sponsor several types of Individual Retirement Accounts (“IRAs”), tax sheltered annuities (TSAs or 403(b)(7) plans), profit sharing plans, money purchase plans and individual 401(k) plans that enable individual investors to set up retirement savings programs. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Individual 401(k) plans have separate record keeping and reporting fees. For additional information, please visit the ProFunds website, www.profunds.com or contact ProFunds at (888) 776-3637.

PURCHASING ADDITIONAL PROFUND SHARES

Minimum: The minimum subsequent purchase amount is $100.

By mail: Send a check payable to “ProFunds” to the mail address above. Write the name of the ProFund in which you wish to invest and your account number on the check. Please include an investment slip, which is attached to your transaction confirmation statement, for the appropriate ProFund. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted. All purchases must be made in U.S. dollars drawn on a U.S. bank.

By wire transfer:

➢	Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122. Inform ProFunds of your account number, the amount to be wired, and the ProFund(s) in which you wish to invest. You will then be given a confirmation number for your purchase order.

➢	After receiving your confirmation number, instruct your bank to transfer money by wire to:

Huntington Bank

Columbus, OH

Routing/ABA #: 044000024

ProFunds DDA # 01892150549

For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

Confirmation number: The confirmation number given to you by the ProFunds’ representative.

Send the original, signed application to ProFunds at the mail or overnight address above under “Contacting ProFunds.”

Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Procedures for purchasing initial and subsequent shares:

➢	ProFunds prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment, and for new accounts, a properly completed application. ProFunds and ProFunds Distributors, Inc. may reject any purchase request, in whole or in part, for any reason.

➢	Any check or wire order received which does not designate a specific ProFund will be used to purchase shares (i) in your existing ProFund account, if you have an investment in only one ProFund, or (ii) in Money Market ProFund Investor Class, if you have more than one ProFund investment. Unless you later direct ProFunds to (i) purchase shares of another ProFund or (ii) redeem shares of Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of Money Market ProFund. If the wire or check cannot be identified, it may be rejected and returned. Checks submitted to ProFunds will be automatically deposited upon receipt. Applications and other paperwork submitted with such payment will be promptly reviewed. In the event such additional information is not in good order, any amount deposited will be refunded by check no later than ten days from receipt of such payment to allow adequate time for the original check to clear through the banking system. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, or an existing active ProFund account, or for checks or wires being returned.

➢	A wire purchase is considered in good order only if (i) you have called ProFunds under the procedures described above and (ii) ProFunds receives and accepts your wire between 8:00 a.m. and 3:30 p.m., Eastern time for all Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds and between 8:00 a.m. and 3:10 p.m., Eastern time for all UltraSector ProFunds. Wires received after ProFunds’ wire processing times will be processed as of the next time that wire orders are processed. If the primary exchange or market on which a ProFund transacts business closes early or recommends an early close, the above cut-off times will be adjusted accordingly.

➢	If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.

➢	On bank holidays (Columbus Day and Veterans’ Day), Money Market ProFund will only accept purchase requests received in connection with an exchange order from another ProFund.

EXCHANGING PROFUND SHARES

Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund. ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

ProFunds accepts exchange orders by phone, in writing or through the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction.

By mail: Send a letter to ProFunds at the address above indicating (i) the account number, (ii) the dollar amount or share amount of the exchange, and (iii) the ProFund you are exchanging from and the ProFund you are exchanging into. If the account contains ProFunds of both classes, also indicate the class of each ProFund. Sign the letter. In certain circumstances, ProFunds require a signature guarantee. See “Signature Guarantee.”

By telephone: Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. UltraSector ProFunds accept exchange orders by phone between 8:00 a.m. and 3:30 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. If the primary exchange or market on which a ProFund transacts business closes early or recommends an early close, the above times except the 8:00 a.m. beginning time, will be adjusted accordingly.

Neither the ProFunds, ProFunds Distributors, Inc. nor ProFunds’ transfer agent will be responsible for any loss, liability, cost, or expense resulting from processing telephone exchanges believed to be authentic if they follow reasonable security procedures.

Exchanges by telephone can only be processed by specific dollar amount or specific share amount.

The ProFunds may terminate the ability to exchange ProFund shares via the telephone at any time, in which case you may continue to exchange shares by other means.

By Internet: Shareholders may transact exchanges of shares of the ProFunds at ProFunds’ website (www.profunds.com). To access this service through the website, click on the “Access Account” icon. Next, select the button for “individual account.” You will be prompted to enter your social security number. Follow the instructions to establish your Personal Identification Number (PIN) which will allow you to execute exchanges between ProFunds and access ProFunds account information. Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds accept exchange orders via the ProFunds’ website trading service at any time except between 3:55 p.m. and 4:30 p.m., Eastern time. UltraSector ProFunds accept exchange orders via the ProFunds’ website at any time except between 3:35 p.m. and 4:30 p.m., Eastern time. If the primary exchange or market on which a ProFund transacts business closes early or recommends an early close, the above times will be adjusted accordingly and posted on ProFunds’ website – www.profunds.com. When making an Internet transaction, please make sure you receive and record your confirmation number.

Internet exchange transactions are extremely convenient, but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds’ agents will be responsible for any loss, liability, cost or expense resulting from unauthorized Internet transactions if they follow reasonable security procedures. If you or your intermediary make exchange requests by the Internet, you will generally bear the risk of loss.

The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may exchange shares by other means.

By Interactive Voice Response System (IVR): Call (888) 776-3637 (toll-free) or (614) 470-8122 and follow the step-by-step instructions.

In person: See contact information under “Redeeming ProFund Shares.”

Please keep in mind when exchanging shares:

➢	An exchange actually is a redemption (sale) of shares of one ProFund and a purchase of shares of another ProFund. Exchanges may have tax consequences for you.

➢	Before exchanging into a ProFund, please read the Prospectus.

➢	Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds’ transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange purchase. You will be responsible for any loss if there are insufficient funds available to cover the purchase due to a decline in the value of the ProFund from which you are exchanging.

➢	The minimum exchange for self-directed accounts is $1,000 or, if less, the account’s current value.

➢	The redemption and purchase will be processed at the next-calculated net asset values of the respective ProFunds after the ProFunds have received your exchange request in good order.

REDEEMING PROFUND SHARES

You may redeem all or part of your shares at the net asset value next determined after we (or an authorized financial intermediary) receive your redemption request in good order.

Phone Redemptions

Classic, Ultra, Inverse, Bond Benchmarked and Money Market ProFunds receive redemption orders by phone between 8:00 a.m. and 3:50 p.m. Eastern time. UltraSector ProFunds receive redemption orders by phone between 8:00 a.m. and 3:30 p.m. Eastern time. All ProFunds receive redemption orders by telephone between 4:40 p.m. and 9:00 p.m. Eastern time. If the primary exchange or market on which a ProFund transacts business closes early or recommends an early close, the above times, except the 8:00 a.m. beginning time, will be adjusted accordingly.

The ProFunds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

Written Redemptions

To redeem all or part of your shares in writing, your request must include the following information for each ProFund redemption:

➢	the name of the ProFund(s),

➢	the account number(s),

➢	the dollar amount or number of shares being redeemed,

➢	the name(s) of the account owners, and

➢	the signature(s) of all registered account owners. In certain circumstances, you will be required to have these signatures guaranteed. See “Signature Guarantee.”

➢	your daytime telephone number.

In Person

You may redeem shares in person at:

ProFunds	ProFunds Distributors, Inc.	ProFunds Distributors, Inc.
c/o BISYS Fund Services	3435 Stelzer Road	7501 Wisconsin Avenue
3435 Stelzer Road	Columbus, OH 43219	Suite 1000
Columbus, OH 43219		Bethesda, MD 20814

between 9:00 a.m. and 4:00 p.m., Eastern time, Monday through Friday on every day on which the ProFunds calculate their net asset values.

Wire Redemptions

If you have established the wire redemption option on your account, your redemption proceeds will be wired directly into the bank account you have designated. ProFunds charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form.

Automated Clearing House (ACH) Redemptions

If you have established the ACH redemption option on your account, your redemption proceeds will be sent to your bank via ACH. Funds sent through ACH should reach your bank in two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form. (This authorization will remain in effect until you give ProFunds written notice of its termination.)

Receiving Your Redemption Proceeds

By check: Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record. You may request a check to be sent to a third party or to a different address in writing. Such a request requires a signature guarantee. See “Signature Guarantee.”

By wire or ACH: Your telephone, written, or in person redemption order may also request that proceeds be sent to your bank account by wire or via the ACH. If the proceeds are to be sent to a bank account other than the bank account you have previously established on your ProFunds account, you must make the request in writing with the signatures of all registered owners guaranteed. See “Signature Guarantees.”

Please keep in mind when redeeming shares:

➢	Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account’s entire current value. Following a redemption, the remaining account balance needs to be above the applicable minimum investment.

➢	Redemptions proceeds are normally sent within one business day after receipt of request in good order, although payment may be delayed for up to seven (7) days.

➢	In certain circumstances, redemption proceeds (other than an exchange to another ProFund) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This may take up to ten (10) business days.

➢	ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.

➢	To redeem shares in a retirement account, your request must be in writing on a retirement distribution form. Call the ProFunds to request a retirement distribution form or download the form from the ProFunds’ website at www.profunds.com.

Involuntary Redemptions: ProFunds reserves the right to redeem involuntarily an investor’s account, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Suspension of Redemptions: Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds’ investors.

OTHER SERVICES AND IMPORTANT INFORMATION

Draft Checks

You may elect to redeem shares of Money Market ProFund by draft check ($500 minimum) made payable to the order of any person or institution. You must submit a completed signature card to ProFunds to activate this service. Please call ProFunds at (888) 776-3637 to request a check writing form or download the form at www.profunds.com. Upon receipt of the completed form, you will be supplied with draft checks that are drawn on Money Market ProFund (please allow ten business days). There is a $25 fee for stop payment requests. This option is not available for retirement account shareholders.

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA shareholders over 70 1/2 years of age.

Signature Guarantee

Certain redemption requests must include a signature guarantee. The redemption request must be in writing and include a signature guarantee for each registered account owner if any of the following apply:

➢	Your account address has changed within the last 10 business days.

➢	A check is being mailed to a different address than the one on your account.

➢	A check or wire is being made payable to someone other than the account owner.

➢	Redemption proceeds are being transferred to an account with a different registration.

➢	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account for at least 10 business days.

➢	Other unusual situations as determined by ProFunds’ transfer agent.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange.

U.S. Government Plus ProFund and Money Market ProFund - Dividends

Money Market ProFund shares begin accruing dividends on the day ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order as described above. U.S. Government Plus ProFund shares begin accruing dividends on the business day following the day that ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order. U.S. Government Plus ProFund and Money Market ProFund shares purchased by check begin accruing dividends the business day following the business day the check is received in good order. Shares purchased in an exchange transaction begin earning dividends the day after the exchange is processed. Shares continue to earn dividends through the business day that ProFunds’ transfer agent has processed a redemption of those shares.

About Telephone Transactions

It may be difficult to reach ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.

You may initiate numerous transactions by telephone. Please note, however, that neither the ProFunds, ProFunds Distributors Inc., nor the ProFunds’ agents will be responsible for losses, liabilities, costs or expenses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed. If you do not want the ability to initiate transactions by telephone, call ProFunds for instructions.

About Internet Transactions

It may be difficult to transact over the Internet during times of heavy market activity or other times of heavy Internet usage, either at ProFunds or at your Internet service provider. Technological difficulties may also make the use of the Internet slow or unavailable at times. If you are unable to process a trade via the Internet, consider sending written instructions.

Excess Exchanges or Redemptions

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds’ transfer agent nor ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchange purchases cancelled due to insufficient exchange redemption proceeds.

Financial Intermediaries

Financial intermediaries may accept purchase and redemption orders on ProFunds’ behalf. Such purchase and redemptions orders will be deemed to have been received by ProFunds when an authorized financial intermediary accepts the orders. Orders will be priced at the net asset value next computed after acceptance by the authorized financial intermediary. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times than those described in this Prospectus. In addition, they may impose additional restrictions or charge fees not described in this Prospectus.

F I N A N C I A L  H I G H L I G H T S

The following tables provide a picture of the performance of each share class of the ProFunds for each year of the five-year period (or since inception, if shorter) ended December 31, 2002.

No information is presented for Asia 30 ProFund, Airlines UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Industrial UltraSector ProFund, Leisure Goods & Services UltraSector ProFund and Oil Drilling Equipment & Services UltraSector ProFund, as these ProFunds were not open for investment as of December 31, 2002. Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements of the ProFunds appear in the annual report of the ProFunds for the fiscal year ended December 31, 2002. The annual report is available free of charge by calling (888) 776-3637.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BULL PROFUND

                                                                       INVESTOR CLASS(a)
                                              ----------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                   2002             2001           2000             1999           1998
                                              -------------    -----------    ------------     -------------   -----------
Net Asset Value, Beginning of Period          $       53.44    $     63.09    $      73.20     $       62.48   $     49.45
                                              -------------    -----------    ------------     -------------   -----------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                        (0.04)(b)      (0.04)(b)        0.57(b)           0.34          1.63(b)
  Net realized and unrealized gains/(losses)
   on investments and futures contracts              (13.43)         (9.61)(c)       (9.70)            10.41         11.49
                                              -------------    -----------    ------------     -------------   -----------
  Total income/(loss) from investment
    activities                                       (13.47)         (9.65)          (9.13)            10.75         13.12
                                              -------------    -----------    ------------     -------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   -              -               -             (0.02)        (0.04)
  Net realized gains on investments and
   futures contracts                                      -              -           (0.98)            (0.01)        (0.05)
                                              -------------    -----------    ------------     -------------   -----------
  Total distributions                                     -              -           (0.98)            (0.03)        (0.09)
                                              -------------    -----------    ------------     -------------   -----------
Net Asset Value, End of Period                $       39.97    $     53.44    $      63.09     $       73.20   $     62.48
                                              =============    ===========    ============     =============   ===========
Total Return                                         (25.21)%       (15.30)%        (12.48)%           17.18%        26.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                       $ 116,615,915    $ 9,847,714    $ 19,978,866     $ 116,208,049   $ 7,543,922
Ratio of expenses to average net assets                1.85%          1.89%           1.54%             1.40%         1.63%
Ratio of net investment income/(loss) to
 average net assets                                   (0.08)%        (0.08)%          0.81%             1.96%         2.84%
Ratio of expenses to average net assets*               1.85%          2.03%           1.54%             1.53%         2.40%
Portfolio turnover(d)                                 1,676%         3,058%          3,603%            1,288%            -

                                                                            SERVICE CLASS(a)
                                              ------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                   2002             2001             2000               1999          1998
                                              -------------    ------------     ------------      -------------   ----------
Net Asset Value, Beginning of Period          $       51.62    $     61.52      $    72.01        $       62.12   $    49.45
                                              -------------    ------------     ------------      -------------   ----------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                        (0.59)(b)      (0.58)(b)         (0.05)(b)           0.11         1.08(b)
  Net realized and unrealized gains/(losses)
   on investments and futures contracts              (12.72)         (9.32)(c)         (9.46)              9.79        11.64
                                              -------------    ------------     ------------      -------------   ----------
  Total income/(loss) from investment
   activities                                        (13.31)         (9.90)            (9.51)              9.90        12.72
                                              -------------    ------------     ------------      -------------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   -               -                -                  -            -(e)
  Net realized gains on investments and
   futures contracts                                      -               -            (0.98)             (0.01)       (0.05)
                                              -------------    ------------     ------------      -------------   ----------
  Total distributions                                     -               -            (0.98)             (0.01)       (0.05)
                                              -------------    ------------     ------------      -------------   ----------
Net Asset Value, End of Period                $       38.31    $     51.62      $      61.52      $       72.01   $    62.12
                                              =============    ============     ============      =============   ==========
Total Return                                         (25.78)%        (16.09)%         (13.22)%            15.97%        25.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                       $   9,153,593    $ 42,861,145     $  5,562,172      $  30,879,600   $  589,547
Ratio of expenses to average net assets                2.94%           2.95%            2.38%              2.35%        2.67%
Ratio of net investment income/(loss) to
 average net assets                                   (1.36)%         (1.06)%          (0.07)%             0.70%        1.89%
Ratio of expenses to average net assets*               2.94%           3.08%            2.38%              2.48%        3.30%
Portfolio turnover(d)                                 1,676%          3,058%           3,603%             1,288%           -

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e)  Amount is less than $0.005.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MID-CAP PROFUND

                                                                                 INVESTOR CLASS
                                                                -----------------------------------------------
                                                                                              FOR THE PERIOD
                                                                     FOR THE               SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED                    THROUGH
                                                                DECEMBER 31, 2002           DECEMBER 31, 2001
                                                                -----------------          --------------------
Net Asset Value, Beginning of Period                            $           30.50          $              30.00
                                                                -----------------          --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.20)(b)                     (0.05)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                   (5.60)                         0.68
                                                                -----------------          --------------------
  Total income/(loss) from investment activities                            (5.80)                         0.63
                                                                -----------------          --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                       -                         (0.13)
                                                                -----------------          --------------------
Net Asset Value, End of Period                                  $           24.70          $              30.50
                                                                =================          ====================
Total Return                                                               (19.02)%                        2.12%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      16,284,461          $          2,903,615
Ratio of expenses to average net assets                                      1.95%                         1.95%(d)
Ratio of net investment income/(loss) to average net assets                 (0.72)%                       (0.53)%(d)
Ratio of expenses to average net assets*                                     2.08%                         7.49%(d)
Portfolio turnover(e)                                                       3,727%                        1,907%

                                                                                SERVICE CLASS
                                                                -----------------------------------------------
                                                                                              FOR THE PERIOD
                                                                     FOR THE               SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED                    THROUGH
                                                                DECEMBER 31, 2002           DECEMBER 31, 2001
                                                                -----------------          --------------------
Net Asset Value, Beginning of Period                            $           30.57          $              30.00
                                                                -----------------          --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.48)(b)                     (0.17)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                   (5.55)                         0.87
                                                                -----------------          --------------------
  Total income/(loss) from investment activities                            (6.03)                         0.70
                                                                -----------------          --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                       -                         (0.13)
                                                                -----------------          --------------------
Net Asset Value, End of Period                                  $           24.54          $              30.57
                                                                =================          ====================
Total Return                                                               (19.73)%                        2.35%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $         814,350          $          1,094,838
Ratio of expenses to average net assets                                      2.95%                         2.79%(d)
Ratio of net investment income/(loss) to average net assets                 (1.78)%                       (1.79)%(d)
Ratio of expenses to average net assets*                                     3.97%                         8.33%(d)
Portfolio turnover(e)                                                       3,727%                        1,907%

---------
*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SMALL-CAP PROFUND

                                                                                 INVESTOR CLASS
                                                                -----------------------------------------------
                                                                                              FOR THE PERIOD
                                                                     FOR THE               SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED                     THROUGH
                                                                DECEMBER 31, 2002            DECEMBER 31, 2001
                                                                -----------------          --------------------
Net Asset Value, Beginning of Period                            $           30.98          $           30.00
                                                                -----------------          --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.17)(b)                  (0.02)(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                     (7.00)                         1.01
                                                                -----------------          --------------------
  Total income/(loss) from investment activities                            (7.17)                         0.99
                                                                -----------------          --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments, futures contracts and
   swap contracts                                                               -                         (0.01)
                                                                -----------------          --------------------
Net Asset Value, End of Period                                  $           23.81          $              30.98
                                                                =================          ====================
Total Return                                                               (23.14)%                        3.32%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      40,591,077          $         28,222,173
Ratio of expenses to average net assets                                      1.95%                         1.95%(d)
Ratio of net investment income/(loss) to average net assets                 (0.65)%                       (0.19)(d)
Ratio of expenses to average net assets*                                     1.98%                         1.95%(d)
Portfolio turnover(e)                                                         865%                           95%

                                                                                 SERVICE CLASS
                                                                -----------------------------------------------
                                                                                              FOR THE PERIOD
                                                                     FOR THE               SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED                    THROUGH
                                                                DECEMBER 31, 2002          DECEMBER 31, 2001
                                                                -----------------          --------------------
Net Asset Value, Beginning of Period                            $           30.95          $              30.00
                                                                -----------------          --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.42)(b)                     (0.08)(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                     (7.03)                         1.04
                                                                -----------------          --------------------
  Total income/(loss) from investment activities                            (7.45)                         0.96
                                                                -----------------          --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments, futures contracts and
   swap contracts                                                               -                         (0.01)
                                                                -----------------          --------------------
Net Asset Value, End of Period                                  $           23.50          $              30.95
                                                                =================          ====================
Total Return                                                               (24.07)%                        3.22%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $      10,642,269          $         15,391,561
Ratio of expenses to average net assets                                      2.95%                         2.76%(d)
Ratio of net investment income/(loss) to average net assets                 (1.55)%                       (0.89)%(d)
Ratio of expenses to average net assets*                                     2.99%                         2.76%(d)
Portfolio turnover(e)                                                         865%                           95%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

OTC PROFUND

                                                                            INVESTOR CLASS(a)
                                                    -------------------------------------------------------------------------
                                                         FOR THE                FOR THE                  FOR THE PERIOD
                                                       YEAR ENDED              YEAR ENDED           AUGUST 7, 2000(b) THROUGH
                                                    DECEMBER 31, 2002       DECEMBER 31, 2001           DECEMBER 31, 2000
                                                    -----------------       -----------------       -------------------------
Net Asset Value, Beginning of Period                $           65.13       $           94.85       $                  150.00
                                                    -----------------       -----------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                  (0.67)(c)               (1.06)(c)                       (2.40)(c)
  Net realized and unrealized gains/(losses)
   on investments and futures contracts                        (24.45)                 (28.66)(d)                      (52.75)
                                                    -----------------       -----------------       -------------------------
  Total income/(loss) from investment activities               (25.12)                 (29.72)                         (55.15)
                                                    -----------------       -----------------       -------------------------
Net Asset Value, End of Period                      $           40.01       $           65.13       $                   94.85
                                                    =================       =================       =========================
Total Return                                                   (38.57)%                (31.33)%                        (36.77)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $      83,979,907       $       5,523,747       $               2,780,938
Ratio of expenses to average net assets                          1.75%                   1.91%                           1.60%(f)
Ratio of net investment income/(loss) to average
 net assets                                                     (1.56)%                 (1.48)%                         (4.83)%(f)
Ratio of expenses to average net assets*                         1.75%                   2.40%                           1.60%(f)
Portfolio turnover(g)                                             620%                  5,388%                            632%

                                                                            SERVICE CLASS(a)
                                                    -------------------------------------------------------------------------
                                                         FOR THE                FOR THE                  FOR THE PERIOD
                                                       YEAR ENDED              YEAR ENDED           AUGUST 7, 2000(b) THROUGH
                                                    DECEMBER 31, 2002       DECEMBER 31, 2001           DECEMBER 31, 2000
                                                    -----------------       -----------------       -------------------------
Net Asset Value, Beginning of Period                $           64.33       $           94.80       $                  150.00
                                                    -----------------       -----------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                  (1.13)(c)               (2.08)(c)                       (0.45)(c)
  Net realized and unrealized gains/(losses) on
   investments and futures contracts                           (24.09)                 (28.39)(d)                      (54.75)
                                                    -----------------       -----------------       -------------------------
  Total income/(loss) from investment activities               (25.22)                 (30.47)                         (55.20)
                                                    -----------------       -----------------       -------------------------
Net Asset Value, End of Period                      $           39.11       $           64.33       $                   94.80
                                                    =================       =================       =========================
Total Return                                                   (39.20)%                (32.14)%                        (36.80)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $      22,477,969       $         989,617       $               1,054,182
Ratio of expenses to average net assets                          2.94%                   2.95%                           2.80%(f)
Ratio of net investment income/(loss) to average
 net assets                                                     (2.73)%                 (2.25)%                         (1.06)%(f)
Ratio of expenses to average net assets*                         2.94%                   3.45%                           2.80%(f)
Portfolio turnover(g)                                             620%                  5,388%                            632%

---------
*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)  Commencement of operations
(c)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)  Not annualized
(f)  Annualized
(g)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

LARGE-CAP VALUE PROFUND

                                                                 INVESTOR CLASS
                                                               ------------------
                                                                 FOR THE PERIOD
                                                               OCTOBER 1, 2002(a)
                                                                     THROUGH
                                                                DECEMBER 31, 2002
                                                               ------------------
Net Asset Value, Beginning of Period                           $            30.00
                                                               ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               0.07(b)
  Net realized and unrealized gains/(losses) on
   investments and futures contracts                                         1.09(c)
                                                               ------------------
  Total income/(loss) from investment activities                             1.16
                                                               ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (0.04)
  Net realized gains on investments and futures contracts                   (0.30)
                                                               ------------------
  Total distributions                                                       (0.34)
                                                               ------------------
Net Asset Value, End of Period                                 $            30.82
                                                               ==================
Total Return                                                                 3.88%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $       51,254,737(e)
Ratio of expenses to average net assets                                      1.53%(e)
Ratio of net investment income/(loss) to average net assets                  0.83%(e)
Portfolio turnover(f)                                                         396%

                                                                  SERVICE CLASS
                                                               ------------------
                                                                 FOR THE PERIOD
                                                               OCTOBER 1, 2002(a)
                                                                     THROUGH
                                                                DECEMBER 31, 2002
                                                               ------------------
Net Asset Value, Beginning of Period                           $            30.00
                                                               ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.03)(b)
  Net realized and unrealized gains/(losses) on
   investments and futures contracts                                         1.14(c)
                                                               ------------------
  Total income/(loss) from investment activities                             1.11
                                                               ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                         -
  Net realized gains on investments and futures contracts                   (0.30)
                                                               ------------------
  Total distributions                                                       (0.30)
                                                               ------------------
Net Asset Value, End of Period                                 $            30.81
                                                               ==================
Total Return                                                                 3.72%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $        2,780,302(e)
Ratio of expenses to average net assets                                      2.63%(e)
Ratio of net investment income/(loss) to average net assets                 (0.36)%(e)
Portfolio turnover(f)                                                         396%

(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

LARGE-CAP GROWTH PROFUND

                                                                 INVESTOR CLASS
                                                               ------------------
                                                                 FOR THE PERIOD
                                                               OCTOBER 1, 2002(a)
                                                                     THROUGH
                                                                DECEMBER 31, 2002
                                                               ------------------
Net Asset Value, Beginning of Period                           $            30.00
                                                               ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               0.01(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                     0.48(c)
                                                               ------------------
  Total income/(loss) from investment activities                             0.49
                                                               ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                   (0.01)
                                                               ------------------
Net Asset Value, End of Period                                 $            30.48
                                                               ==================
Total Return                                                                 1.62%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $       28,630,203
Ratio of expenses to average net assets                                      1.52%(e)
Ratio of net investment income/(loss) to average net assets                  0.18%(e)
Portfolio turnover(f)                                                         180%

                                                                 SERVICE CLASS
                                                               ------------------
                                                                 FOR THE PERIOD
                                                               OCTOBER 1, 2002(a)
                                                                     THROUGH
                                                                DECEMBER 31, 2002
                                                               ------------------
Net Asset Value, Beginning of Period                           $            30.00
                                                               ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.09)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                    0.56(c)
                                                               ------------------
  Total income/(loss) from investment activities                             0.47
                                                               ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                   (0.01)
                                                               ------------------
Net Asset Value, End of Period                                 $            30.46
                                                               ==================
Total Return                                                                 1.55%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $        1,799,628
Ratio of expenses to average net assets                                      2.62%(e)
Ratio of net investment income/(loss) to average net assets                 (1.12)%(e)
Portfolio turnover(f)                                                         180%

(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MID-CAP VALUE PROFUND

                                                                              INVESTOR CLASS
                                                                ------------------------------------------
                                                                                         FOR THE PERIOD
                                                                     FOR THE          SEPTEMBER 4, 2001(a)
                                                                    YEAR ENDED               THROUGH
                                                                DECEMBER 31, 2002       DECEMBER 31, 2001
                                                                -----------------     --------------------
Net Asset Value, Beginning of Period                            $           28.81     $              30.00
                                                                -----------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.12)(b)                (0.05)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                    (3.91)                   (0.23)(c)
                                                                -----------------     --------------------
  Total income/(loss) from investment activities                            (4.03)                   (0.28)
                                                                -----------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments                                             -                    (0.91)
                                                                -----------------     --------------------
Net Asset Value, End of Period                                  $           24.78     $              28.81
                                                                =================     ====================
Total Return                                                               (13.99)%                  (0.88)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $       3,925,475     $          3,575,806
Ratio of expenses to average net assets                                      1.95%                    1.95%(e)
Ratio of net investment income/(loss) to average net assets                 (0.42)%                  (0.51)%(e)
Ratio of expenses to average net assets*                                     2.08%                    2.61%(e)
Portfolio turnover(f)                                                       1,899%                   1,400%

                                                                                SERVICE CLASS
                                                                ------------------------------------------
                                                                                       FOR THE PERIOD
                                                                     FOR THE          SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED               THROUGH
                                                                DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                -----------------     --------------------
Net Asset Value, Beginning of Period                            $           28.73     $              30.00
                                                                -----------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.42)(b)                (0.07)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                    (3.82)                   (0.29)(c)
                                                                -----------------     --------------------
  Total income/(loss) from investment activities                            (4.24)                   (0.36)
                                                                -----------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments                                             -                    (0.91)
                                                                -----------------     --------------------
Net Asset Value, End of Period                                  $           24.49     $              28.73
                                                                =================     ====================
Total Return                                                               (14.76)%                  (1.14)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $       6,316,231     $          6,178,226
Ratio of expenses to average net assets                                      2.95%                    2.77%(e)
Ratio of net investment income/(loss) to average net assets                 (1.45)%                  (0.72)%(e)
Ratio of expenses to average net assets*                                     3.04%                    3.43%(e)
Portfolio turnover(f)                                                       1,899%                   1,400%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MID-CAP GROWTH PROFUND

                                                                             INVESTOR CLASS
                                                                ------------------------------------------
                                                                                         FOR THE PERIOD
                                                                     FOR THE          SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED               THROUGH
                                                                DECEMBER 31, 2002       DECEMBER 31, 2001
                                                                -----------------     --------------------
Net Asset Value, Beginning of Period                            $           30.88     $             30.00
                                                                -----------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.37)(b)                (0.15)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                   (6.64)                    1.22
                                                                -----------------     --------------------
  Total income/(loss) from investment activities                            (7.01)                    1.07
                                                                -----------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments                                             -                    (0.19)
                                                                -----------------     --------------------
Net Asset Value, End of Period                                  $           23.87     $              30.88
                                                                =================     ====================
Total Return                                                               (22.70)%                   3.56%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $       1,324,172     $          6,086,419
Ratio of expenses to average net assets                                      1.95%                    1.95%(d)
Ratio of net investment income/(loss) to average net assets                 (1.38)%                  (1.54)%(d)
Ratio of expenses to average net assets*                                     2.88%                    1.95%(d)
Portfolio turnover(e)                                                       3,616%                   1,062%

                                                                               SERVICE CLASS
                                                                ------------------------------------------
                                                                                         FOR THE PERIOD
                                                                     FOR THE          SEPTEMBER 4, 2001(a)
                                                                   YEAR ENDED               THROUGH
                                                                DECEMBER 31, 2002       DECEMBER 31, 2001
                                                                -----------------     --------------------
Net Asset Value, Beginning of Period                            $           30.82     $              30.00
                                                                -----------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              (0.63)(b)                (0.25)(b)
  Net realized and unrealized gains/(losses) on investments
    and futures contracts                                                   (6.60)                    1.26
                                                                -----------------     --------------------
  Total income/(loss) from investment activities                            (7.23)                    1.01
                                                                -----------------     --------------------
Distributions to Shareholders From:
  Net realized gains on investments                                             -                    (0.19)
                                                                -----------------     --------------------
Net Asset Value, End of Period                                  $           23.59     $              30.82
                                                                =================     ====================
Total Return                                                               (23.46)%                   3.36%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $       2,164,377     $          3,459,998
Ratio of expenses to average net assets                                      2.94%                    2.94%(d)
Ratio of net investment income/(loss) to average net assets                 (2.43)%                  (2.48)%(d)
Ratio of expenses to average net assets*                                     3.56%                    2.94%(d)
Portfolio turnover(e)                                                       3,616%                   1,062%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SMALL-CAP VALUE PROFUND

                                                                                         INVESTOR CLASS
                                                                    ---------------------------------------------------------
                                                                                                         FOR THE PERIOD
                                                                             FOR THE                   SEPTEMBER 4, 2001(a)
                                                                            YEAR ENDED                       THROUGH
                                                                        DECEMBER 31, 2002               DECEMBER 31, 2001
                                                                    -------------------------       -------------------------
Net Asset Value, Beginning of Period                                $                   30.17       $                   30.00
                                                                    -------------------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          (0.29)(b)                       (0.05)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                                (5.27)                           0.39
                                                                    -------------------------       -------------------------
   Total income/(loss) from investment activities                                       (5.56)                           0.34
                                                                    -------------------------       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments                                                         -                           (0.17)
                                                                    -------------------------       -------------------------
Net Asset Value, End of Period                                      $                   24.61       $                   30.17
                                                                    =========================       =========================
Total Return                                                                           (18.43)%                          1.15%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $               7,554,235       $              13,284,086
Ratio of expenses to average net assets                                                  1.95%                           1.95%(d)
Ratio of net investment income/(loss) to average net assets                             (0.96)%                         (0.52)%(d)
Ratio of expenses to average net assets*                                                 1.98%                           2.00%(d)
Portfolio turnover(e)                                                                   1,650%                            962%

                                                                                          SERVICE CLASS
                                                                    ---------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                            FOR THE                    SEPTEMBER 4, 2001(a)
                                                                           YEAR ENDED                        THROUGH
                                                                        DECEMBER 31, 2002               DECEMBER 31, 2001
                                                                    -------------------------       -------------------------
Net Asset Value, Beginning of Period                                $                   30.11       $                   30.00
                                                                    -------------------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          (0.62)(b)                       (0.14)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                                (5.20)                           0.42
                                                                    -------------------------       -------------------------
  Total income/(loss) from investment activities                                        (5.82)                           0.28
                                                                    -------------------------       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments                                                         -                           (0.17)
                                                                    -------------------------       -------------------------
Net Asset Value, End of Period                                      $                   24.29       $                   30.11
                                                                    =========================       =========================
Total Return                                                                           (19.33)%                          0.95%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $              10,979,083       $              36,457,646
Ratio of expenses to average net assets                                                  2.94%                           2.85%(d)
Ratio of net investment income/(loss) to average net assets                             (2.03)%                         (1.41)%(d)
Ratio of expenses to average net assets*                                                 2.97%                           2.90%(d)
Portfolio turnover(e)                                                                   1,650%                            962%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SMALL-CAP GROWTH PROFUND

                                                                                        INVESTOR CLASS
                                                                    ---------------------------------------------------------
                                                                                                         FOR THE PERIOD
                                                                             FOR THE                   SEPTEMBER 4, 2001(a)
                                                                            YEAR ENDED                       THROUGH
                                                                        DECEMBER 31, 2002               DECEMBER 31, 2001
                                                                    -------------------------       -------------------------
Net Asset Value, Beginning of Period                                $                   30.80       $                   30.00
                                                                    -------------------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          (0.39)(b)                       (0.15)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                                (5.66)(c)                        1.30
                                                                    -------------------------       -------------------------
  Total income/(loss) from investment activities                                        (6.05)                           1.15
                                                                    -------------------------       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                               (2.28)                          (0.35)
                                                                    -------------------------       -------------------------
Net Asset Value, End of Period                                      $                   22.47       $                   30.80
                                                                    =========================       =========================
Total Return                                                                           (19.64)%                          3.87%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $               7,933,834       $               9,605,084
Ratio of expenses to average net assets                                                  1.95%                           1.92%(e)
Ratio of net investment income/(loss) to average net assets                             (1.50)%                         (1.57)%(e)
Ratio of expenses to average net assets*                                                 2.68%                           2.94%(e)
Portfolio turnover(f)                                                                   4,550%                          1,020%

                                                                                          SERVICE CLASS
                                                                    ---------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                            FOR THE                    SEPTEMBER 4, 2001(a)
                                                                           YEAR ENDED                        THROUGH
                                                                        DECEMBER 31, 2002               DECEMBER 31, 2001
                                                                    -------------------------       -------------------------
Net Asset Value, Beginning of Period                                $                   30.87       $                   30.00
                                                                    -------------------------       -------------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          (0.66)(b)                       (0.26)(b)
  Net realized and unrealized gains/(losses) on investments
   and futures contracts                                                                (5.66)(c)                        1.48
                                                                    -------------------------       -------------------------
  Total income/(loss) from investment activities                                        (6.32)                           1.22
                                                                    -------------------------       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments and futures contracts                               (2.28)                          (0.35)
                                                                    -------------------------       -------------------------
Net Asset Value, End of Period                                      $                   22.27       $                   30.87
                                                                    =========================       =========================
Total Return                                                                           (20.47)%                          4.10%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $               1,464,718       $                 638,390
Ratio of expenses to average net assets                                                  2.95%                           2.95%(e)
Ratio of net investment income/(loss) to average net assets                             (2.45)%                         (2.65)%(e)
Ratio of expenses to average net assets*                                                 3.25%                           3.96%(e)
Portfolio turnover(f)                                                                   4,550%                          1,020%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

EUROPE 30 PROFUND

                                                                    INVESTOR CLASS
                                                     ------------------------------------------
                                                          FOR THE                  FOR THE
                                                         YEAR ENDED               YEAR ENDED
                                                     DECEMBER 31, 2002        DECEMBER 31, 2001
                                                     -----------------        -----------------
Net Asset Value, Beginning of Period                 $           12.62        $           22.65
                                                     -----------------        -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                    0.10 (b)                    -(b),(c)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts, swap
   contracts and foreign currency transactions                   (3.29)                  (10.03)
                                                     -----------------        -----------------
  Total income/(loss) from investment activities                 (3.19)                  (10.03)
                                                     -----------------        -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              -                        -
  Net realized gains on investments,
   futures contracts, swap contracts and
   foreign currency transactions                                     -                        -
                                                     -----------------        -----------------
  Total distributions                                                -                        -
                                                     -----------------        -----------------
Net Asset Value, End of Period                       $            9.43        $           12.62
                                                     =================        =================
Total Return                                                    (25.28)%                 (44.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                              $       8,183,609        $       5,922,637
Ratio of expenses to average net assets                           1.95%                    2.75%
Ratio of net investment income/(loss)
 to average net assets                                            0.93%                    0.02%
Ratio of expenses to average net assets*                          2.34%                    4.17%
Portfolio turnover(f)                                            2,892%                  11,239%

                                                                  INVESTOR CLASS
                                                     -----------------------------------------
                                                                              FOR THE PERIOD
                                                          FOR THE            MARCH 15, 1999(a)
                                                         YEAR ENDED                THROUGH
                                                     DECEMBER 31, 2000       DECEMBER 31, 1999
                                                     -----------------       -----------------
Net Asset Value, Beginning of Period                 $           40.99       $           30.00
                                                     -----------------       -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                   (0.07)(b)                0.19
  Net realized and unrealized gains/(losses)
   on investments, futures contracts, swap
   contracts and foreign currency transactions                  (13.77)                  10.80
                                                     -----------------       -----------------
  Total income/(loss) from investment activities                (13.84)                  10.99
                                                     -----------------       -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (0.02)                      -
  Net realized gains on investments,
   futures contracts, swap contracts and
   foreign currency transactions                                 (4.48)                      -
                                                     -----------------       -----------------
  Total distributions                                            (4.50)                      -
                                                     -----------------       -----------------
Net Asset Value, End of Period                       $           22.65       $           40.99
                                                     =================       =================
Total Return                                                    (33.55)%                 36.63%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                              $       2,262,458       $       5,560,299
Ratio of expenses to average net assets                           2.53%                   1.53%(e)
Ratio of net investment income/(loss)
 to average net assets                                           (0.20)%                  1.79%(e)
Ratio of expenses to average net assets*                          4.07%                   2.53%(e)
Portfolio turnover(f)                                            2,381%                    514%

                                                                                           SERVICE CLASS
                                                                           ------------------------------------------

                                                                                 FOR THE                 FOR THE
                                                                               YEAR ENDED               YEAR ENDED
                                                                           DECEMBER 31, 2002        DECEMBER 31, 2001
                                                                           -----------------        -----------------
Net Asset Value, Beginning of Period                                       $           12.25        $           22.28
                                                                           -----------------        -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                          0.12(b)                  0.04(b)
  Net realized and unrealized gains/(losses) on investments, futures
   contracts, swap contracts and foreign currency transactions                         (2.52)                  (10.07)
                                                                           -----------------        -----------------
  Total income/(loss) from investment activities                                       (2.40)                  (10.03)
                                                                           -----------------        -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments, futures contracts, swap
     contracts and foreign currency transactions                                           -                        -
                                                                           -----------------        -----------------
Net Asset Value, End of Period                                             $            9.85        $           12.25
                                                                           =================        =================
Total Return                                                                          (19.59)%                 (45.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                    $       2,667,251        $         116,119
Ratio of expenses to average net assets                                                 1.58%(g)                 3.36%
Ratio of net investment income/(loss) to average net assets                             1.15%                    0.22%
Ratio of expenses to average net assets*                                                2.14%(g)                 4.78%
Portfolio turnover(f)                                                                  2,892%                  11,239%

                                                                                             SERVICE CLASS
                                                                                -----------------------------------------
                                                                                                          FOR THE PERIOD
                                                                                     FOR THE            MARCH 15, 1999(a)
                                                                                    YEAR ENDED               THROUGH
                                                                                DECEMBER 31, 2000       DECEMBER 31, 1999
                                                                                -----------------       -----------------
Net Asset Value, Beginning of Period                                            $           40.72       $           30.00
                                                                                -----------------       -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                              (0.24)(b)                0.03
  Net realized and unrealized gains/(losses) on investments, futures
   contracts, swap contracts and foreign currency transactions                             (13.72)                  10.69
                                                                                -----------------       -----------------
  Total income/(loss) from investment activities                                           (13.96)                  10.72
                                                                                -----------------       -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains on investments, futures contracts, swap
     contracts and foreign currency transactions                                            (4.48)                      -
                                                                                -----------------       -----------------
Net Asset Value, End of Period                                                  $           22.28       $           40.72
                                                                                =================       =================
Total Return                                                                               (34.07)%                 35.73%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                                         $         402,890       $      18,960,052
Ratio of expenses to average net assets                                                      3.54%                   2.50%(e)
Ratio of net investment income/(loss) to average net assets                                 (0.66)%                  0.46%(e)
Ratio of expenses to average net assets*                                                     5.08%                   3.58%(e)
Portfolio turnover(f)                                                                       2,381%                    514%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Amount is less than $0.005.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(g)  The ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRABULL PROFUND

                                                                                      INVESTOR CLASS(a)
                                                                 -----------------------------------------------------------
For the year ended December 31,                                        2002                  2001                  2000
                                                                 ---------------       ---------------       ---------------
Net Asset Value, Beginning of Period                             $         57.22       $         84.30       $        118.35
                                                                 ---------------       ---------------       ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.19)(b)             (0.28)(b)              0.50(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                   (26.39)               (26.80)               (34.00)
                                                                 ---------------       ---------------       ---------------
  Total income/(loss) from investment activities                           (26.58)               (27.08)               (33.50)
                                                                 ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                        -                     -                 (0.55)
  Net realized gains on investments and futures contracts                      -                     -                     -
                                                                 ---------------       ---------------       ---------------
  Total distributions                                                          -                     -                 (0.55)
                                                                 ---------------       ---------------       ---------------
Net Asset Value, End of Period                                   $         30.64       $         57.22       $         84.30
                                                                 ===============       ===============       ===============
Total Return                                                              (46.45)%              (32.12)%              (28.33)%
RATIOS/SUPPLEMENTA1 DATA:
Net assets, end of year                                          $    65,466,848       $    60,955,654       $    80,339,625
Ratio of expenses to average net assets                                     1.95%                 1.93%                 1.44%
Ratio of net investment income/(loss) to average net assets                (0.47)%               (0.43)%                0.49%
Ratio of expenses to average net assets*                                    1.95%                 1.93%                 1.44%
Portfolio turnover(c)                                                      1,770%                1,377%                1,111%

                                                                         INVESTOR CLASS(a)
                                                                 -----------------------------------
For the year ended December 31,                                        1999                1998
                                                                 ---------------     ---------------
Net Asset Value, Beginning of Period                             $         91.80     $         64.30
                                                                 ---------------     ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              1.75                1.95(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                    25.40               25.65
                                                                 ---------------     ---------------
  Total income/(loss) from investment activities                           27.15               27.60
                                                                 ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (0.60)              (0.05)
  Net realized gains on investments and futures contracts                      -               (0.05)
                                                                 ---------------     ---------------
  Total distributions                                                      (0.60)              (0.10)
                                                                 ---------------     ---------------
Net Asset Value, End of Period                                   $        118.35     $         91.80
                                                                 ===============     ===============
Total Return                                                               29.56%              42.95%
RATIOS/SUPPLEMENTA1 DATA:
Net assets, end of year                                          $   155,987,050     $    90,854,397
Ratio of expenses to average net assets                                     1.34%               1.50%
Ratio of net investment income/(loss) to average net assets                 1.99%               2.43%
Ratio of expenses to average net assets*                                    1.36%               1.70%
Portfolio turnover(c)                                                        764%                  -

                                                                                         SERVICE CLASS(a)
                                                                    ----------------------------------------------------------------
For the year ended December 31,                                           2002                  2001                 2000
                                                                    ---------------       ---------------       ---------------
Net Asset Value, Beginning of Period                                $         55.17       $         82.15       $        116.35
                                                                    ---------------       ---------------       ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                (0.58)(b)             (0.88)(b)             (0.55)(b)
  Net realized and unrealized gains/(losses) on investments,
    futures contracts and swap contracts                                     (25.19)               (26.10)               (33.30)
                                                                    ---------------       ---------------       ---------------
  Total income/(loss) from investment activities                             (25.77)               (26.98)               (33.85)
                                                                    ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                           -                     -                     -
  Net realized gains on investments and futures contracts                         -                     -                 (0.35)
                                                                    ---------------       ---------------       ---------------
  Total distributions                                                             -                     -                 (0.35)
                                                                    ---------------       ---------------       ---------------
Net Asset Value, End of Period                                      $         29.40       $         55.17       $         82.15
                                                                    ===============       ===============       ===============
Total Return                                                                 (46.71)%              (32.84)%              (29.12)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                             $     7,827,839       $     7,628,962       $    31,923,279
Ratio of expenses to average net assets                                        2.81%                 2.87%                 2.43%
Ratio of net investment income/(loss) to average net assets                   (1.40)%               (1.35)%               (0.54)%
Ratio of expenses to average net assets*                                       2.81%                 2.87%                 2.43%
Portfolio turnover(c)                                                         1,770%                1,377%                1,111%

                                                                                 SERVICE CLASS(a)
                                                                      -----------------------------------
For the year ended December 31,                                             1999               1998
                                                                      ---------------     ---------------
Net Asset Value, Beginning of Period                                  $         90.95     $         64.30
                                                                      ---------------     ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                   0.40                1.20(b)
  Net realized and unrealized gains/(losses) on investments,
    futures contracts and swap contracts                                        25.45               25.50
                                                                      ---------------     ---------------
  Total income/(loss) from investment activities                                25.85               26.70
                                                                      ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                             -                   -(d)
  Net realized gains on investments and futures contracts                       (0.45)              (0.05)
                                                                      ---------------     ---------------
  Total distributions                                                            (0.45)              (0.05)
                                                                      ---------------     ---------------
Net Asset Value, End of Period                                        $        116.35     $         90.95
                                                                      ===============     ===============
Total Return                                                                    28.42%              41.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                               $    70,219,680     $    10,991,484
Ratio of expenses to average net assets                                          2.34%               2.39%
Ratio of net investment income/(loss) to average net assets                      0.79%               1.53%
Ratio of expenses to average net assets*                                         2.36%               2.84%
Portfolio turnover(c)                                                             764%                  -

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for
     1:5 reverse stock split that occurred on October 12, 2001.
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(d)  Amount is less than $0.005.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRAMID-CAP PROFUND

                                                                                    INVESTOR CLASS
                                                    --------------------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                           FOR THE                    FOR THE             FEBRUARY 7, 2000(a)
                                                          YEAR ENDED                YEAR ENDED                   THROUGH
                                                      DECEMBER 31, 2002          DECEMBER 31, 2001          DECEMBER 31, 2000
                                                    --------------------       --------------------       --------------------
Net Asset Value, Beginning of Period                $              27.42       $              33.00       $              30.00
                                                    --------------------       --------------------       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     (0.18)(b)                  (0.15)(b)                   0.14(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                 (10.29)                     (5.43)                      2.86
                                                    --------------------       --------------------       --------------------
  Total income/(loss) from investment activities                  (10.47)                     (5.58)                      3.00
                                                    --------------------       --------------------       --------------------
Net Asset Value, End of Period                      $              16.95       $              27.42       $              33.00
                                                    ====================       ====================       ====================
Total Return                                                      (38.18)%                   (16.91)%                    10.00%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $         15,358,166       $         33,811,787       $         34,622,303
Ratio of expenses to average net assets                             1.95%                      1.95%                      1.60%(d)
Ratio of net investment income/(loss) to
 average net assets                                                (0.78)%                    (0.52)%                     0.46%(d)
Ratio of expenses to average net assets*                            2.08%                      2.07%                      1.75%(d)
Portfolio turnover(e)                                              2,174%                     2,125%                     2,468%

                                                                                  SERVICE CLASS
                                                    --------------------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                           FOR THE                    FOR THE             FEBRUARY 7, 2000(a)
                                                          YEAR ENDED                YEAR ENDED                   THROUGH
                                                      DECEMBER 31, 2002          DECEMBER 31, 2001          DECEMBER 31, 2000
                                                    --------------------       --------------------       --------------------
Net Asset Value, Beginning of Period                $              26.85       $              32.66       $              30.00
                                                    --------------------       --------------------       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     (0.41)(b)                  (0.44)(b)                  (0.17)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                  (9.96)                     (5.37)                      2.83
                                                    --------------------       --------------------       --------------------
  Total income/(loss) from investment activities                  (10.37)                     (5.81)                      2.66
                                                    --------------------       --------------------       --------------------
Net Asset Value, End of Period                      $              16.48       $              26.85       $              32.66
                                                    ====================       ====================       ====================
Total Return                                                      (38.62)%                   (17.79)%                     8.87%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $          7,278,783       $          2,517,070       $          2,695,349
Ratio of expenses to average net assets                             2.95%                      2.95%                      2.60%(d)
Ratio of net investment income/(loss) to
 average net assets                                                (1.87)%                    (1.49)%                    (0.54)%(d)
Ratio of expenses to average net assets*                            3.06%                      3.07%                      2.74%(d)
Portfolio turnover(e)                                              2,174%                     2,125%                     2,468%

----------
*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRASMALL-CAP PROFUND

                                                                                 INVESTOR CLASS
                                                    --------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                            FOR THE                 FOR THE                FEBRUARY 7, 2000(a)
                                                          YEAR ENDED               YEAR ENDED                    THROUGH
                                                      DECEMBER 31, 2002         DECEMBER 31, 2001           DECEMBER 31, 2000
                                                    --------------------       --------------------       --------------------
Net Asset Value, Beginning of Period                $              17.27       $              20.77       $              30.00
                                                    --------------------       --------------------       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     (0.07)(b)                  (0.01)(b)                   0.09(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                  (7.58)                     (3.49)                     (9.32)
                                                    --------------------       --------------------       --------------------
  Total income/(loss) from investment activities                   (7.65)                     (3.50)                     (9.23)
                                                    --------------------       --------------------       --------------------
Net Asset Value, End of Period                      $               9.62       $              17.27       $              20.77
                                                    ====================       ====================       ====================
Total Return                                                      (44.30)%                   (16.85)%                   (30.77)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $         26,286,232       $         73,104,747       $         20,846,718
Ratio of expenses to average net assets                             1.95%                      1.95%                      1.54%(d)
Ratio of net investment income/(loss)
 to average net assets                                             (0.54)%                    (0.05)%                     0.39%(d)
Ratio of expenses to average net assets*                            1.95%                      2.15%                      1.89%(d)
Portfolio turnover(e)                                              2,196%                     3,221%                     3,345%

                                                                                   SERVICE CLASS
                                                    --------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                          FOR THE                    FOR THE               FEBRUARY 7, 2000(a)
                                                         YEAR ENDED                YEAR ENDED                    THROUGH
                                                      DECEMBER 31, 2002         DECEMBER 31, 2001           DECEMBER 31, 2000
                                                    --------------------       --------------------       --------------------
Net Asset Value, Beginning of Period                $              16.96       $              20.59       $              30.00
                                                    --------------------       --------------------       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                     (0.21)(b)                  (0.17)(b)                  (0.20)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                  (7.38)                     (3.46)                     (9.21)
                                                    --------------------       --------------------       --------------------
  Total income/(loss) from investment activities                   (7.59)                     (3.63)                     (9.41)
                                                    --------------------       --------------------       --------------------
Net Asset Value, End of Period                      $               9.37       $              16.96       $              20.59
                                                    ====================       ====================       ====================
Total Return                                                      (44.75)%                   (17.63)%                   (31.37)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                             $          2,525,655       $          7,497,012       $          3,588,731
Ratio of expenses to average net assets                             2.87%                      2.92%                      2.60%(d)
Ratio of net investment income/(loss) to
 average net assets                                                (1.49)%                    (0.97)%                    (0.86)%(d)
Ratio of expenses to average net assets*                            2.87%                      3.12%                      2.96%(d)
Portfolio turnover(e)                                              2,196%                     3,221%                     3,345%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRADOW 30 PROFUND

                                                          INVESTOR CLASS
                                                       --------------------
                                                         FOR THE PERIOD
                                                         JUNE 3, 2002(a)
                                                             THROUGH
                                                        DECEMBER 31, 2002
                                                       --------------------
Net Asset Value, Beginning of Period                   $              30.00
                                                       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                         0.05(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                     (9.28)
                                                       --------------------
  Total income/(loss) from investment activities                      (9.23)
                                                       --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (0.04)
                                                       --------------------
Net Asset Value, End of Period                         $              20.73
                                                       ====================
Total Return                                                         (30.76)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $          3,963,492
Ratio of expenses to average net assets                                1.95%(e)
Ratio of net investment income/(loss) to
 average net assets                                                    0.37%(e)
Ratio of expenses to average net assets*                               2.47%(e)
Portfolio turnover(f)                                                   844%

                                                           SERVICE CLASS
                                                       --------------------
                                                          FOR THE PERIOD
                                                         JUNE 3, 2002(a)
                                                             THROUGH
                                                        DECEMBER 31, 2002
                                                       --------------------
Net Asset Value, Beginning of Period                   $              30.00
                                                       --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                        (0.06)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                     (9.26)
                                                       --------------------
  Total income/(loss) from investment activities                      (9.32)
                                                       --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   -(c)
                                                       --------------------
Net Asset Value, End of Period                         $              20.68
                                                       ====================
Total Return                                                         (31.06)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $         11,696,302
Ratio of expenses to average net assets                                2.95%(e)
Ratio of net investment income/(loss) to
 average net assets                                                   (0.44)%(e)
Ratio of expenses to average net assets*                               3.42%(e)
Portfolio turnover(f)                                                   844%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Amount is less than $.005.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRAOTC PROFUND

                                                                            INVESTOR CLASS(a)
                                                       -----------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                              2002                  2001                  2000
                                                       ---------------       ---------------       ---------------
Net Asset Value, Beginning of Period                   $         35.29       $        114.10       $        494.40
                                                       ---------------       ---------------       ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                   (0.25)(b)             (0.50)(b)             (0.85)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                               (24.25)               (78.31)               361.75)
                                                       ---------------       ---------------       ---------------
  Total income/(loss) from investment activities                (24.50)               (78.81)              (362.60)
                                                       ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              -                     -                     -
  Net realized gains on investments, futures
   contracts and swap contracts                                      -                     -                (17.70)
                                                       ---------------       ---------------       ---------------
  Total distributions                                                -                     -                (17.70)
                                                       ---------------       ---------------       ---------------
Net Asset Value, End of Period                         $         10.79       $         35.29       $        114.10
                                                       ===============       ===============       ===============
Total Return                                                    (69.42)%              (69.07)%              (73.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $   187,841,393       $   353,564,809       $   421,434,035
Ratio of expenses to average net assets                           1.78%                 1.80%                 1.33%
Ratio of net investment income/(loss) to
 average net assets                                              (1.49)%               (1.06)%               (0.22)%
Ratio of expenses to average net assets*                          1.78%                 1.80%                 1.33%
Portfolio turnover(d)                                              522%                  622%                  801%

                                                                INVESTOR CLASS(a)
                                                       -------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                              1999                 1998
                                                       ---------------       ---------------
Net Asset Value, Beginning of Period                   $        149.10       $         52.25
                                                       ---------------       ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                   (0.80)                 1.00(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                               348.40                 95.85
                                                       ---------------       ---------------
  Total income/(loss) from investment activities                347.60                 96.85
                                                       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              -(c )                 -(c)
  Net realized gains on investments, futures
   contracts and swap contracts                                  (2.30)                    -
                                                       ---------------       ---------------
  Total distributions                                            (2.30)                    -
                                                       ---------------       ---------------
Net Asset Value, End of Period                         $        494.40       $        149.10
                                                       ===============       ===============
Total Return                                                    233.25%               185.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $ 1,216,220,142       $   239,017,203
Ratio of expenses to average net assets                           1.31%                 1.47%
Ratio of net investment income/(loss) to
 average net assets                                              (0.50)%                1.05%
Ratio of expenses to average net assets*                          1.33%                 1.67%
Portfolio turnover(d)                                              670%                  156%

                                                                               SERVICE CLASS(a)
                                                       -----------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                              2002                 2001                 2000
                                                       ---------------       ---------------       ---------------
Net Asset Value, Beginning of Period                   $         33.88       $         110.90      $        487.00
                                                       ---------------       ---------------       ---------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                   (0.39)(b)              (0.94)(b)            (4.65)(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                               (23.21)                (76.08)             (353.75)
                                                       ---------------       ---------------       ---------------
  Total income/(loss) from investment activities                (23.60)                (77.02)             (358.40)
                                                       ---------------       ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              -                      -                     -
  Net realized gains on investments, futures
   contracts and swap contracts                                      -                      -               (17.70)
                                                       ---------------       ---------------       ---------------
  Total distributions                                                -                      -               (17.70)
                                                       ---------------       ---------------       ---------------
Net Asset Value, End of Period                         $         10.28       $          33.88      $        110.90
                                                       ===============       ===============       ===============
Total Return                                                    (69.66)%               (69.45)%             (73.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $    13,844,311       $     32,711,693      $    48,454,490
Ratio of expenses to average net assets                           2.53%                  2.80%                2.33%
Ratio of net investment income/(loss) to
 average net assets                                              (2.25)%                (2.03)%              (1.22)%
Ratio of expenses to average net assets*                          2.53%                  2.80%                2.33%
Portfolio turnover(d)                                              522%                   622%                 801%

                                                                             SERVICE CLASS(a)
                                                                  -------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                          1999                 1998
                                                                  ----------------     ----------------
Net Asset Value, Beginning of Period                              $         148.40     $          52.25
                                                                  ----------------     ----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               (3.20)                0.50(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                           344.10                95.65
                                                                  ----------------     ----------------
  Total income/(loss) from investment activities                            340.90                96.15
                                                                  ----------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                          -                    -(c)
  Net realized gains on investments, futures
   contracts and swap contracts                                              (2.30)                   -
                                                                  ----------------     ----------------
  Total distributions                                                        (2.30)                   -
                                                                  ----------------     ----------------
Net Asset Value, End of Period                                    $         487.00     $         148.40
                                                                  ================     ================
Total Return                                                                229.73%              183.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $    134,837,724     $     32,391,937
Ratio of expenses to average net assets                                       2.30%                2.38%
Ratio of net investment income/(loss) to
 average net assets                                                          (1.49)%               0.07%
Ratio of expenses to average net assets*                                      2.32%                2.61%
Portfolio turnover(d)                                                          670%                 156%

----------
*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for
     1:5 reverse stock split that occurred on October 12, 2001.
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Amount is less than $0.005.
(d)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRAJAPAN PROFUND

                                                                                  INVESTOR CLASS(a)
                                                       ---------------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                            FOR THE                   FOR THE            FEBRUARY 7, 2000(b)
                                                           YEAR ENDED                YEAR ENDED               THROUGH
                                                        DECEMBER 31, 2002         DECEMBER 31, 2001       DECEMBER 31, 2000
                                                       -------------------       -------------------     -------------------
Net Asset Value, Beginning of Period                   $             34.77       $             65.75     $            150.00
                                                       -------------------       -------------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                       (0.49)(c)                  0.19(c)                 2.90(c)
  Net realized and unrealized gains/(losses)
   on investments and futures contracts                             (13.35)                   (31.16)                 (82.95)
                                                       -------------------       -------------------     -------------------
  Total income/(loss) from investment activities                    (13.84)                   (30.97)                 (80.05)
                                                       -------------------       -------------------     -------------------
Distributions to Shareholders From:
   Net investment income                                                 -                     (0.01)                  (4.20)
                                                       -------------------       -------------------     -------------------
Net Asset Value, End of Period                         $             20.93       $             34.77     $             65.75
                                                       ===================       ===================     ===================
Total Return                                                        (39.80)%                  (47.10)%                (53.44)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $         2,799,165       $         2,697,296     $         1,050,477
Ratio of expenses to average net assets                               1.93%                     1.95%                   1.59%(e)
Ratio of net investment income/(loss)
 to average net assets                                               (1.48)%                    0.39%                   2.99%(e)
Ratio of expenses to average net assets*                              2.37%                     2.46%                   2.31%(e)
Portfolio turnover(f)                                                    -                     1,299%                  1,300%

                                                                                  SERVICE CLASS(a)
                                                       -----------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                            FOR THE                   FOR THE              FEBRUARY 7, 2000(b)
                                                           YEAR ENDED                YEAR ENDED                  THROUGH
                                                        DECEMBER 31, 2002         DECEMBER 31, 2001         DECEMBER 31, 2000
                                                       -------------------       -------------------       -------------------
Net Asset Value, Beginning of Period                   $             34.70       $             66.35       $            150.00
                                                       -------------------       -------------------       -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                       (0.89)(c)                 (0.28)(c)                  1.95(c)
  Net realized and unrealized gains/(losses)
   on investments and futures contracts                             (13.12)                   (31.37)                   (82.65)
                                                       -------------------       -------------------       -------------------
  Total income/(loss) from investment activities                    (14.01)                   (31.65)                   (80.75)
                                                       -------------------       -------------------       -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                -                         -                     (2.95)
                                                       -------------------       -------------------       -------------------
Net Asset Value, End of Period                         $             20.69       $             34.70       $             66.35
                                                       ===================       ===================       ===================
Total Return                                                        (40.37)%                  (47.70)%                  (53.86)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $           143,273       $           139,639       $           842,520
Ratio of expenses to average net assets                               2.95%                     2.78%                     2.60%(e)
Ratio of net investment income/(loss) to
 average net assets                                                  (2.45)%                   (0.60)%                    2.09%(e)
Ratio of expenses to average net assets*                              3.22%                     3.29%                     3.33%(e)
Portfolio turnover(f)                                                    -                     1,299%                    1,300%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)  Commencement of operations
(c)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BEAR PROFUND

                                                                                  INVESTOR CLASS(a)
                                                          --------------------------------------------------------------
For the year ended December 31,                                 2002                     2001                2000
                                                          -----------------       -----------------    -----------------
Net Asset Value, Beginning of Period                      $           37.43       $           32.75    $           30.18
                                                          -----------------       -----------------    -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                        (0.24)(b)                0.52(b)              1.09(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts
   and swap contracts                                                  8.07                    4.16                 3.84
                                                          -----------------       -----------------    -----------------
  Total income/(loss) from investment activities                       7.83                    4.68                 4.93
                                                          -----------------       -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   -                       -                (2.36)
  Net realized gains on investments and futures
   contracts                                                              -                       -                    -
                                                          -----------------       -----------------    -----------------
  Total distributions                                                     -                       -                (2.36)
                                                          -----------------       -----------------    -----------------
Net Asset Value, End of Period                            $           45.26       $           37.43    $           32.75
                                                          =================       =================    =================
Total Return                                                          20.92%                  14.29%               16.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                   $      72,472,951       $       8,498,343    $       8,888,800
Ratio of expenses to average net assets                                1.95%                   1.88%                1.84%
Ratio of net investment income/(loss) to
 average net assets                                                   (0.56)%                  1.41%                3.43%
Ratio of expenses to average net assets*                               1.95%                   1.96%                2.19%
Portfolio turnover(d)                                                     -                   1,299%               1,299%

                                                                     INVESTOR CLASS(a)
                                                          ---------------------------------------
For the year ended December 31,                                  1999                  1998
                                                          -----------------     -----------------
Net Asset Value, Beginning of Period                      $           39.88     $           50.00
                                                          -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                         1.10(b)               1.47(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts
   and swap contracts                                                 (5.97)               (11.22)
                                                          -----------------     -----------------
  Total income/(loss) from investment activities                      (4.87)                (9.75)
                                                          -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (4.83)                (0.37)
  Net realized gains on investments and futures
   contracts                                                              -                     -(c)
                                                          -----------------     -----------------
  Total distributions                                                 (4.83)                (0.37)
                                                          -----------------     -----------------
Net Asset Value, End of Period                            $           30.18     $           39.88
                                                          =================     =================
Total Return                                                         (12.32)%              (19.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                   $       2,330,573     $       4,166,787
Ratio of expenses to average net assets                                1.40%                 1.54%
Ratio of net investment income/(loss) to
 average net assets                                                    2.86%                 3.12%
Ratio of expenses to average net assets*                               1.68%                 3.26%
Portfolio turnover(d)                                                 1,215%                    -

                                                                                  SERVICE CLASS(a)
                                                          -----------------------------------------------------------------
For the year ended December 31,                                  2002                   2001                     2000
                                                          -----------------       -----------------       -----------------
Net Asset Value, Beginning of Period                      $           36.92       $           32.62       $           29.86
                                                          -----------------       -----------------       -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                        (0.59)(b)               (0.12)(b)                0.75(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                      7.82                    4.42                    3.87
                                                          -----------------       -----------------       -----------------
  Total income/(loss) from investment activities                       7.23                    4.30                    4.62
                                                          -----------------       -----------------       -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   -                       -                   (1.86)
  Net realized gains on investments and
   futures contracts                                                      -                       -                       -
                                                          -----------------       -----------------       -----------------
  Total distributions                                                     -                       -                   (1.86)
                                                          -----------------       -----------------       -----------------
Net Asset Value, End of Period                            $           44.15       $           36.92       $           32.62
                                                          =================       =================       =================
Total Return                                                          19.58%                  13.18%                  15.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                   $       5,509,560       $       2,755,501       $         410,965
Ratio of expenses to average net assets                                2.91%                   2.95%                   2.83%
Ratio of net investment income/(loss) to
 average net assets                                                   (1.44)%                 (0.32)%                  2.43%
Ratio of expenses to average net assets*                               2.91%                   3.03%                   3.18%
Portfolio turnover(d)                                                     -                   1,299%                  1,299%

                                                                      SERVICE CLASS(a)
                                                          ---------------------------------------
For the year ended December 31,                                 1999                  1998
                                                          -----------------     -----------------
Net Asset Value, Beginning of Period                      $           39.76     $           50.00
                                                          -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                         0.63(b)               0.87(b)
  Net realized and unrealized gains/(losses)
   on investments, futures contracts and
   swap contracts                                                     (5.92)               (10.88)
                                                          -----------------     -----------------
  Total income/(loss) from investment activities                      (5.29)               (10.01)
                                                          -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (4.61)                (0.23)
  Net realized gains on investments and
   futures contracts                                                      -                     -(c)
                                                          -----------------     -----------------
  Total distributions                                                 (4.61)                (0.23)
                                                          -----------------     -----------------
Net Asset Value, End of Period                            $           29.86     $           39.76
                                                          =================     =================
Total Return                                                         (13.32)%              (20.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                   $       1,095,326     $         379,670
Ratio of expenses to average net assets                                2.23%                 2.49%
Ratio of net investment income/(loss) to
 average net assets                                                    1.69%                 1.90%
Ratio of expenses to average net assets*                               2.91%                 4.09%
Portfolio turnover(d)                                                 1,215%                    -

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Amount is less than $0.005.
(d)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SHORT SMALL-CAP PROFUND

                                                                   INVESTOR CLASS
                                                               ---------------------
                                                                   FOR THE PERIOD
                                                                   MAY 1, 2002(a)
                                                                      THROUGH
                                                                 DECEMBER 31, 2002
                                                               ---------------------
Net Asset Value, Beginning of Period                           $               30.00
                                                               ---------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                  0.01(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                         7.30
                                                               ---------------------
  Total income/(loss) from investment activities                                7.31
                                                               ---------------------
Net Asset Value, End of Period                                 $               37.31
                                                               =====================
Total Return                                                                   24.37%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $         110,732,982
Ratio of expenses to average net assets                                         1.49%(d)
Ratio of net investment income/(loss) to average net assets                     0.02%(d)
Portfolio turnover(e)                                                              -

                                                                   SERVICE CLASS
                                                               ---------------------
                                                                   FOR THE PERIOD
                                                                   MAY 1, 2002(a)
                                                                      THROUGH
                                                                 DECEMBER 31, 2002
                                                               ---------------------
Net Asset Value, Beginning of Period                           $               30.00
                                                               ---------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                 (0.23)(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                         7.29
                                                               ---------------------
  Total income/(loss) from investment activities                                7.06
                                                               ---------------------
Net Asset Value, End of Period                                 $               37.06
                                                               =====================
Total Return                                                                   23.53%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $           3,627,856
Ratio of expenses to average net assets                                         2.51%(d)
Ratio of net investment income/(loss) to average net assets                    (0.92)%d)
Portfolio turnover(e)                                                              -

(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SHORT OTC PROFUND

                                                                   INVESTOR CLASS
                                                               ---------------------
                                                                  FOR THE PERIOD
                                                                  MAY 1, 2002(a)
                                                                      THROUGH
                                                                 DECEMBER 31, 2002
                                                               ---------------------
Net Asset Value, Beginning of Period                           $               30.00
                                                               ---------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                 (0.10)(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                         3.88(c)
                                                               ---------------------
  Total income/(loss) from investment activities                                3.78
                                                               ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                        (0.09)
                                                               ---------------------
Net Asset Value, End of Period                                 $               33.69
                                                               =====================
Total Return                                                                   12.60%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $           9,825,902
Ratio of expenses to average net assets                                         1.82%(e)
Ratio of net investment income/(loss) to average net assets                    (0.46)%(e)
Ratio of expenses to average net assets*                                        2.00%(e)
Portfolio turnover(f)                                                              -

                                                                   SERVICE CLASS
                                                               ---------------------
                                                                  FOR THE PERIOD
                                                                  MAY 1, 2002(a)
                                                                      THROUGH
                                                                 DECEMBER 31, 2002
                                                               ---------------------
Net Asset Value, Beginning of Period                           $               30.00
                                                               ---------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                 (0.29)b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                         3.81(c)
                                                               ---------------------
  Total income/(loss) from investment activities                                3.52
                                                               ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                            -
                                                               ---------------------
Net Asset Value, End of Period                                 $               33.52
                                                               =====================
Total Return                                                                   11.73%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                        $           3,305,122
Ratio of expenses to average net assets                                         2.79%(e)
Ratio of net investment income/(loss) to average net assets                    (1.23)%(e)
Ratio of expenses to average net assets*                                        2.97%(e)
Portfolio turnover(f)                                                              -

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRABEAR PROFUND

                                                                                       INVESTOR CLASS(a)
                                                                  --------------------------------------------------------
For the year ended December 31,                                        2002                 2001               2000
                                                                  ----------------     ---------------    ----------------
Net Asset Value, Beginning of Period                              $          30.15     $         24.84    $          21.31
                                                                  ----------------     ---------------    ----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               (0.20)(b)            0.34(b)             0.75(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                      11.69                5.29                3.94
                                                                  ----------------     ---------------    ----------------
  Total income/(loss) from investment activities                             11.49                5.63                4.69
                                                                  ----------------     ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                          -(c)            (0.32)              (1.16)
                                                                  ----------------     ---------------    ----------------
Net Asset Value, End of Period                                    $          41.64     $         30.15    $          24.84
                                                                  ================     ===============    ================
Total Return                                                                 38.11%              22.65%              22.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $    119,520,241     $    61,018,629    $     30,196,323
Ratio of expenses to average net assets                                       1.80%               1.79%               1.56%
Ratio of net investment income/(loss) to average net assets                  (0.52)%              1.12%               3.38%
Ratio of expenses to average net assets*                                      1.80%               1.79%               1.56%
Portfolio turnover(d)                                                            -               1,299%              1,300%

                                                                                       SERVICE CLASS(a)
                                                                  --------------------------------------------------------
For the year ended December 31,                                        2002                 2001               2000
                                                                  ----------------     ---------------    ----------------
Net Asset Value, Beginning of Period                              $          30.84     $         25.46    $          21.51
                                                                  ----------------     ---------------    ----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               (0.56)(b)            0.07(b)             0.54(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                      11.98                5.37                4.03
                                                                  ----------------     ---------------    ----------------
  Total income/(loss) from investment activities                             11.42                5.44                4.57
                                                                  ----------------     ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                          -               (0.06)              (0.62)
                                                                  ----------------     ---------------    ----------------
Net Asset Value, End of Period                                    $          42.26     $         30.84    $          25.46
                                                                  ================     ===============    ================
Total Return                                                                 37.03%              21.39%              21.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $      9,933,654     $     4,708,339    $      6,682,375
Ratio of expenses to average net assets                                       2.68%               2.80%               2.57%
Ratio of net investment income/(loss) to average net assets                  (1.40)%              0.25%               2.41%
Ratio of expenses to average net assets*                                      2.68%               2.80%               2.57%
Portfolio turnover(d)                                                            -               1,299%              1,300%

                                                                             INVESTOR CLASS(a)
                                                                  ------------------------------------
For the year ended December 31,                                        1999                1998
                                                                  ---------------     ----------------
Net Asset Value, Beginning of Period                              $         31.88              $ 51.80
                                                                  ---------------     ----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               0.84                 1.16(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                    (10.55)              (21.04)
                                                                  ---------------     ----------------
  Total income/(loss) from investment activities                            (9.71)              (19.88)
                                                                  ---------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (0.86)               (0.04)
                                                                  ---------------     ----------------
Net Asset Value, End of Period                                    $         21.31     $          31.88
                                                                  ===============     ================
Total Return                                                               (30.54)%             (38.34)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $    32,534,046     $     27,939,876
Ratio of expenses to average net assets                                      1.41%                1.57%
Ratio of net investment income/(loss) to average net assets                  2.20%                2.73%
Ratio of expenses to average net assets*                                     1.43%                1.78%
Portfolio turnover(d)                                                       1,137%                    -

                                                                             SERVICE CLASS(a)
                                                                  ------------------------------------
For the year ended December 31,                                        1999                1998
                                                                  ---------------     ----------------
Net Asset Value, Beginning of Period                              $         31.83     $          51.75
                                                                  ---------------     ----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                               0.54                 0.75(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                    (10.45)              (20.67)
                                                                  ---------------     ----------------
  Total income/(loss) from investment activities                            (9.91)              (19.92)
                                                                  ---------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (0.41)                   -
                                                                  ---------------     ----------------
Net Asset Value, End of Period                                    $         21.51     $          31.83
                                                                  ===============     ================
Total Return                                                               (31.20)%             (38.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $     4,289,259     $      3,012,328
Ratio of expenses to average net assets                                      2.41%                2.45%
Ratio of net investment income/(loss) to average net assets                  1.21%                1.74%
Ratio of expenses to average net assets*                                     2.42%                2.74%
Portfolio turnover(d)                                                       1,137%                   -

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Amount is less than $0.005.
(d)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANICIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ULTRASHORT OTC PROFUND

                                                                                        INVESTOR CLASS(a)
                                                                -----------------------------------------------------------------
                                                                      FOR THE                FOR THE                FOR THE
                                                                    YEAR ENDED             YEAR ENDED              YEAR ENDED
                                                                 DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                                -------------------    -------------------    -------------------
Net Asset Value, Beginning of Period                            $             39.15    $             45.64    $             45.98
                                                                -------------------    -------------------    -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                (0.11)(c)               0.94(c)                0.89(c)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                       19.07                  (4.47)                  0.86
                                                                -------------------    -------------------    -------------------
  Total income/(loss) from investment activities                              18.96                  (3.53)                  1.75
                                                                -------------------    -------------------    -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                       (1.86)                 (2.96)                 (2.09)
                                                                -------------------    -------------------    -------------------
Net Asset Value, End of Period                                  $             56.25    $             39.15    $             45.64
                                                                ===================    ===================    ===================
Total Return                                                                  48.56%                 (7.36)%                 4.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $       110,437,347    $        92,457,123    $        49,063,476
Ratio of expenses to average net assets                                        1.84%                  1.78%                  1.48%
Ratio of net investment income/(loss) to average net assets                   (0.19)%                 1.95%                  2.73%
Ratio of expenses to average net assets*                                       1.84%                  1.78%                  1.48%
Portfolio turnover(g)                                                             -                  1,257%                 1,300%

                                                                                         SERVICE CLASS(a)
                                                                -----------------------------------------------------------------
                                                                      FOR THE                FOR THE                FOR THE
                                                                    YEAR ENDED             YEAR ENDED              YEAR ENDED
                                                                 DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                                -------------------    -------------------    -------------------
Net Asset Value, Beginning of Period                            $             41.04    $             47.50    $             46.37
                                                                -------------------    -------------------    -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                (0.66)(c)               0.33(c)                0.52(c)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                       20.09                  (4.37)                  1.03
                                                                -------------------    -------------------    -------------------
  Total income/(loss) from investment activities                              19.43                  (4.04)                  1.55
                                                                -------------------    -------------------    -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                       (0.98)                 (2.42)                 (0.42)
                                                                -------------------    -------------------    -------------------
Net Asset Value, End of Period                                  $             59.49    $             41.04    $             47.50
                                                                ===================    ===================    ===================
Total Return                                                                  47.41%                 (8.21)%                 3.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $         5,290,303    $         3,675,451    $         1,381,231
Ratio of expenses to average net assets                                        2.76%                  2.92%                  2.42%
Ratio of net investment income/(loss) to average net assets                   (1.10)%                 0.66%                  1.57%
Ratio of expenses to average net assets*                                       2.76%                  2.92%                  2.42%
Portfolio turnover(g)                                                             -                  1,257%                 1,300%

                                                                             INVESTOR CLASS(a)
                                                                --------------------------------------------
                                                                                           FOR THE PERIOD
                                                                       FOR THE             JUNE 2, 1998(b)
                                                                     YEAR ENDED                THROUGH
                                                                  DECEMBER 31, 1999       DECEMBER 31, 1998
                                                                --------------------    --------------------
Net Asset Value, Beginning of Period                            $             243.60    $             750.00
                                                                --------------------    --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                  1.82                    3.90(c)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                      (197.61)                (510.30)
                                                                --------------------    --------------------
  Total income/(loss) from investment activities                             (195.79)                (506.40)
                                                                --------------------    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                        (1.83)                      -(d)
                                                                --------------------    --------------------
Net Asset Value, End of Period                                  $              45.98    $             243.60
                                                                ====================    ====================
Total Return                                                                  (80.36)%                (67.48)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $         38,254,638    $         19,465,372
Ratio of expenses to average net assets                                         1.44%                   1.83%(f)
Ratio of net investment income/(loss) to average net assets                     2.18%                   1.55%(f)
Ratio of expenses to average net assets*                                        1.45%                   1.98%(f)
Portfolio turnover(g)                                                          1,185%                      -

                                                                              SERVICE CLASS(a)
                                                                ---------------------------------------------
                                                                                          FOR THE PERIOD
                                                                       FOR THE             JUNE 2, 1998(b)
                                                                     YEAR ENDED                THROUGH
                                                                  DECEMBER 31, 1999       DECEMBER 31, 1998
                                                                --------------------    --------------------
Net Asset Value, Beginning of Period                            $             243.60    $             750.00
                                                                --------------------    --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                  1.11                    1.50(c)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                      (197.45)                (507.90)
                                                                --------------------    --------------------
  Total income/(loss) from investment activities                             (196.34)                (506.40)
                                                                --------------------    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                        (0.89)                      -
                                                                --------------------    --------------------
Net Asset Value, End of Period                                  $              46.37    $             243.60
                                                                ====================    ====================
Total Return                                                                  (80.62)%                (67.50)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                         $          1,009,722    $            855,392
Ratio of expenses to average net assets                                         2.45%                   2.92%(f)
Ratio of net investment income/(loss) to average net assets                     1.21%                   0.54%(f)
Ratio of expenses to average net assets*                                        2.46%                   3.06%(f)
Portfolio turnover(g)                                                          1,185%                      -

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
     Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
(b)  Commencement of operations
(c)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Amount is less than $0.005. (e) Not annualized (f) Annualized
(g)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BANKS ULTRASECTOR PROFUND

                                                                                 INVESTOR CLASS
                                                                  --------------------------------------------
                                                                                            FOR THE PERIOD
                                                                         FOR THE          SEPTEMBER 4, 2001(a)
                                                                        YEAR ENDED             THROUGH
                                                                    DECEMBER 31, 2002      DECEMBER 31, 2001
                                                                  --------------------    --------------------
Net Asset Value, Beginning of Period                              $              28.75    $              30.00
                                                                  --------------------    --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                    0.13(b)                 0.11(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                            (3.18)                  (1.29)(c)
                                                                  --------------------    --------------------
  Total income/(loss) from investment activities                                 (3.05)                  (1.18)
                                                                  --------------------    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                          (1.13)                  (0.07)
                                                                  --------------------    --------------------
Net Asset Value, End of Period                                    $              24.57    $              28.75
                                                                  ====================    ====================
Total Return                                                                    (10.56)%                 (3.92)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $            684,929    $          3,189,164
Ratio of expenses to average net assets                                           1.95%                   1.95%(e)
Ratio of net investment income/(loss) to average net assets                       0.44%                   1.19%(e)
Ratio of expenses to average net assets*                                          3.03%                   3.20%(e)
Portfolio turnover(f)                                                            2,674%                    350%

                                                                                  SERVICE CLASS
                                                                  --------------------------------------------
                                                                                              FOR THE PERIOD
                                                                         FOR THE           SEPTEMBER 4, 2001(a)
                                                                        YEAR ENDED                THROUGH
                                                                    DECEMBER 31, 2002        DECEMBER 31, 2001
                                                                  --------------------     --------------------
Net Asset Value, Beginning of Period                              $              28.76     $              30.00
                                                                  --------------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                   (0.21)(b)                 0.18(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                            (3.03)                   (1.42)(c)
                                                                  --------------------     --------------------
  Total income/(loss) from investment activities                                 (3.24)                   (1.24)
                                                                  --------------------     --------------------
Net Asset Value, End of Period                                    $              25.52     $              28.76
                                                                  ====================     ====================
Total Return                                                                    (11.27)%                  (4.13)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $             38,928     $             23,752
Ratio of expenses to average net assets                                           2.93%                    2.80%(e)
Ratio of net investment income/(loss) to average net assets                      (0.73)%                   2.06%(e)
Ratio of expenses to average net assets*                                          5.94%                    4.05%(e)
Portfolio turnover(f)                                                            2,674%                     350%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  The amount shown for a share outstanding throughout the periods does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BASIC MATERIALS ULTRASECTOR PROFUND

                                                                                 INVESTOR CLASS
                                                                  ---------------------------------------------
                                                                                               FOR THE PERIOD
                                                                        FOR THE             SEPTEMBER 4, 2001(a)
                                                                       YEAR ENDED                  THROUGH
                                                                   DECEMBER 31, 2002          DECEMBER 31, 2001
                                                                  --------------------     --------------------
Net Asset Value, Beginning of Period                              $              28.58     $              30.00
                                                                  --------------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                    0.07 (b)                 0.13(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                            (6.12)                   (1.49)
                                                                  --------------------     --------------------
  Total income/(loss) from investment activities                                 (6.05)                   (1.36)
                                                                  --------------------     --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                             -                     (0.06)
                                                                  --------------------     --------------------
Net Asset Value, End of Period                                    $              22.53     $              28.58
                                                                  ====================     ====================
Total Return                                                                    (21.17)%                  (4.54)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $            758,639     $          2,466,749
Ratio of expenses to average net assets                                           1.94%                    1.27%(d)
Ratio of net investment income/(loss) to average net assets                       0.25%                    1.38%(d)
Ratio of expenses to average net assets*                                          3.61%                    3.51%(d)
Portfolio turnover(e)                                                           10,105%                     913%

                                                                                 SERVICE CLASS
                                                                  ---------------------------------------------
                                                                                               FOR THE PERIOD
                                                                        FOR THE             SEPTEMBER 4, 2001(a)
                                                                       YEAR ENDED                  THROUGH
                                                                   DECEMBER 31, 2002          DECEMBER 31, 2001
                                                                  --------------------     --------------------
Net Asset Value, Beginning of Period                              $              28.95                  $ 30.00
                                                                  --------------------     --------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                   (0.40)(b)                    - (b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                            (5.92)                   (1.05)
                                                                  --------------------     --------------------
  Total income/(loss) from investment activities                                 (6.32)                   (1.05)
                                                                  --------------------     --------------------
Net Asset Value, End of Period                                    $              22.63                  $ 28.95
                                                                  ====================     ====================
Total Return                                                                    (21.83)%                  (3.50)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                           $             14,900     $             19,290
Ratio of expenses to average net assets                                           2.95%                    2.95%(d)
Ratio of net investment income/(loss) to average net assets                      (1.45)%                      -(d)
Ratio of expenses to average net assets*                                          4.48%                    5.20%(d)
Portfolio turnover(e)                                                           10,105%                     913%

----------
*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

BIOTECHNOLOGY ULTRASECTOR PROFUND

                                                                                    INVESTOR CLASS(a)
                                                              -------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                   FOR THE               FOR THE           JUNE 19, 2000(b)
                                                                  YEAR ENDED            YEAR ENDED             THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           53.06     $           83.20     $          100.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.44)(c)             (0.62)(c)             (0.10)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                    (28.04)               (29.52)               (16.70)
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                         (28.48)               (30.14)               (16.80)
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           24.58     $           53.06     $           83.20
                                                              =================     =================     =================
Total Return                                                             (53.68)%              (36.23)%              (16.80)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $       3,134,325     $      14,930,681     $       4,197,874
Ratio of expenses to average net assets                                    1.95%                 1.95%                 1.94%(e)
Ratio of net investment income/(loss) to average net assets               (1.48)%               (1.10)%               (0.20)%(e)
Ratio of expenses to average net assets*                                   2.65%                 2.59%                 2.34%(e)
Portfolio turnover(f)                                                     2,527%                1,266%                1,554%

                                                                                     SERVICE CLASS(a)
                                                              ------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                   FOR THE               FOR THE           JUNE 19, 2000(b)
                                                                  YEAR ENDED            YEAR ENDED             THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           52.39     $           82.70     $          100.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.74)(c)             (1.10)(c)             (0.70)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                    (27.64)               (29.21)               (16.60)
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                         (28.38)               (30.31)               (17.30)
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           24.01     $           52.39     $           82.70
                                                              =================     =================     =================
Total Return                                                             (54.17)%              (36.65)%              (17.30)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         405,223     $       1,238,171     $       1,031,129
Ratio of expenses to average net assets                                    2.92%                 2.95%                 2.64%(e)
Ratio of net investment income/(loss) to average net assets               (2.42)%               (1.99)%               (1.34)%(e)
Ratio of expenses to average net assets*                                   3.89%                 3.59%                 3.04%(e)
Portfolio turnover(f)                                                     2,527%                1,266%                1,554%

----------
*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)  Commencement of operations
(c)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ENERGY ULTRASECTOR PROFUND

                                                                                     INVESTOR CLASS
                                                              ------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                   FOR THE               FOR THE         JUNE 19, 2000(a)
                                                                  YEAR ENDED            YEAR ENDED           THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001    DECEMBER 31, 2000
                                                              -----------------     -----------------    -----------------
Net Asset Value, Beginning of Period                          $           15.90     $           20.82    $           20.00
                                                              -----------------     -----------------    -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.03)(b)              0.11(b)              0.24(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (4.07)                (5.03)                0.58
                                                              -----------------     -----------------    -----------------
  Total income/(loss) from investment activities                          (4.10)                (4.92)                0.82
                                                              -----------------     -----------------    -----------------
Net Asset Value, End of Period                                $           11.80     $           15.90    $           20.82
                                                              =================     =================    =================
Total Return                                                             (25.79)%              (23.63)%               4.10%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $       3,330,122     $       5,242,964    $       7,639,976
Ratio of expenses to average net assets                                    1.95%                 1.95%                1.59%(d)
Ratio of net investment income/(loss) to average net assets               (0.21)%                0.59%                2.24%(d)
Ratio of expenses to average net assets*                                   2.66%                 2.75%                2.83%(d)
Portfolio turnover(e)                                                     2,399%                1,610%               2,784%

                                                                                     SERVICE CLASS
                                                              ------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                   FOR THE               FOR THE           JUNE 19, 2000(a)
                                                                  YEAR ENDED            YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           15.65     $           20.72     $           20.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                           (0.21)(b)             (0.09)(b)             (0.11)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (3.92)                (4.98)                 0.83
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                          (4.13)                (5.07)                 0.72
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           11.52     $           15.65     $           20.72
                                                              =================     =================     =================
Total Return                                                             (26.39)%              (24.47)%                3.60%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         262,577     $         335,000     $       1,058,554
Ratio of expenses to average net assets                                    2.93%                 2.95%                 2.91%(d)
Ratio of net investment income/(loss) to average net assets               (1.37)%               (0.47)%               (1.03)(d)
Ratio of expenses to average net assets*                                   3.26%                 3.75%                 4.14%(d)
Portfolio turnover(e)                                                     2,399%                1,610%                2,784%

----------
*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

FINANCIAL ULTRASECTOR PROFUND

                                                                                     INVESTOR CLASS
                                                              ------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                    FOR THE              FOR THE          JUNE 19, 2000 (a)
                                                                  YEAR ENDED           YEAR ENDED               THROUGH
                                                               DECEMBER 31, 2002    DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           21.10     $           25.39     $           20.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             0.03(b)               0.14(b)               0.15(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (5.28)                (4.43)                 5.24
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                          (5.25)                (4.29)                 5.39
                                                              -----------------     -----------------     -----------------
Distributions to Shareholders From:
  Net investment income                                                   (0.01)                    -                     -
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           15.84     $           21.10     $           25.39
                                                              =================     =================     =================
Total Return                                                             (24.88)%              (16.90)%               26.95%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $       2,288,063     $       6,552,736     $      17,366,056
Ratio of expenses to average net assets                                    1.95%                 1.95%                 1.87%(d)
Ratio of net investment income/(loss) to average net assets                0.15%                 0.61%                1.23%(d)
Ratio of expenses to average net assets*                                   2.65%                 2.51%                2.25%(d)
Portfolio turnover(e)                                                     2,267%                1,060%               2,277%

                                                                                      SERVICE CLASS
                                                              -------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                   FOR THE               FOR THE          JUNE 19, 2000 (a)
                                                                 YEAR ENDED             YEAR ENDED             THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           20.82     $           25.32     $           20.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.21)(b)             (0.08)(b)              0.06(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (5.11)                (4.42)                 5.26
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                          (5.32)                (4.50)                 5.32
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           15.50     $           20.82     $           25.32
                                                              =================     =================     =================
Total Return                                                             (25.55)%              (17.77)%               26.60%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         205,379     $         424,910     $       3,898,475
Ratio of expenses to average net assets                                    2.89%                 2.95%                 2.95%(d)
Ratio of net investment income/(loss) to average net assets               (1.11)%               (0.37)%                0.45%(d)
Ratio of expenses to average net assets*                                   3.40%                 3.51%                 3.34%(d)
Portfolio turnover(e)                                                     2,267%                1,060%                2,277%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

HEALTHCARE ULTRASECTOR PROFUND

                                                                                     INVESTOR CLASS
                                                              ------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                                   FOR THE               FOR THE          JUNE 19, 2000(a)
                                                                  YEAR ENDED           YEAR ENDED               THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           17.17     $           22.67     $           20.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.07)(b)             (0.07)(b)              0.04(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (6.01)                (5.43)                 2.63
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                          (6.08)                (5.50)                 2.67
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           11.09     $           17.17     $           22.67
                                                              =================     =================     =================
Total Return                                                             (35.41)%              (24.26)%               13.35%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $       2,112,735     $      10,583,316     $       6,466,590
Ratio of expenses to average net assets                                    1.95%                 1.95%                 1.86%(d)
Ratio of net investment income/(loss) to average net assets               (0.59)%               (0.40)%                0.34%(d)
Ratio of expenses to average net assets*                                   3.23%                 2.58%                 2.25%(d)
Portfolio turnover(e)                                                     1,884%                1,143%                1,011%

                                                                                      SERVICE CLASS
                                                              ------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                                   FOR THE               FOR THE           JUNE 19, 2000(a)
                                                                  YEAR ENDED           YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002     DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                          $           16.93     $           22.56     $           20.00
                                                              -----------------     -----------------     -----------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.20)(b)             (0.18)(b)             (0.11)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (5.92)                (5.45)                 2.67
                                                              -----------------     -----------------     -----------------
  Total income/(loss) from investment activities                          (6.12)                (5.63)                 2.56
                                                              -----------------     -----------------     -----------------
Net Asset Value, End of Period                                $           10.81     $           16.93     $           22.56
                                                              =================     =================     =================
Total Return                                                             (36.15)%              (24.96)%               12.80%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $         104,789     $         468,459     $       1,632,118
Ratio of expenses to average net assets                                    2.95%                 2.95%                 2.95%(d)
Ratio of net investment income/(loss) to average net assets               (1.52)%               (1.02)%               (0.94)%(d)
Ratio of expenses to average net assets*                                   4.83%                 3.58%                 3.34%(d)
Portfolio turnover(e)                                                     1,884%                1,143%                1,011%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

INTERNET ULTRASECTOR PROFUND

                                                                                       INVESTOR CLASS(a)
                                                              ----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                    FOR THE               FOR THE            JUNE 19, 2000(b)
                                                                  YEAR ENDED             YEAR ENDED              THROUGH
                                                               DECEMBER 31, 2002     DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     ------------------
Net Asset Value, Beginning of Period                          $            64.32     $          272.00     $          1,000.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.46)(c)             (0.85)(c)                2.00(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (37.02)              (206.83)                (730.00)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (37.48)              (207.68)                (728.00)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            26.84     $           64.32     $            272.00
                                                              ==================     =================     ===================
Total Return                                                              (58.27)%              (76.35)%                (72.80)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        5,357,079     $       6,549,625     $           718,432
Ratio of expenses to average net assets                                     1.95%                 1.95%                   1.59%(e)
Ratio of net investment income/(loss) to average net assets                (1.54)%               (1.13)%                  0.46%(e)
Ratio of expenses to average net assets*                                    2.24%                 3.59%                   3.99%(e)
Portfolio turnover(f)                                                      1,867%                1,742%                  2,401%

                                                                                       SERVICE CLASS(a)
                                                              ----------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                    FOR THE                FOR THE           JUNE 19, 2000(b)
                                                                  YEAR ENDED             YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            62.37     $          270.50     $          1,000.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.80)(c)             (1.53)(c)               (2.50)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (35.67)              (206.60)                (727.00)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (36.47)              (208.13)                (729.50)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            25.90     $           62.37     $            270.50
                                                              ==================     =================     ===================
Total Return                                                              (58.47)%              (76.94)%                (72.95)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $          764,989     $       1,014,193     $           180,683
Ratio of expenses to average net assets                                     2.90%                 2.95%                   2.79%(e)
Ratio of net investment income/(loss) to average net assets                (2.47)%               (2.24)%                 (0.63)%(e)
Ratio of expenses to average net assets*                                    3.04%                 4.59%                   5.20%(e)
Portfolio turnover(f)                                                      1,867%                1,742%                  2,401%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
     Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)  Commencement of operations
(c)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PHARMACEUTICALS ULTRASECTOR PROFUND

                                                                                      INVESTOR CLASS
                                                              ----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                   FOR THE                FOR THE            JUNE 28, 2000(a)
                                                                  YEAR ENDED            YEAR ENDED               THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            16.54     $           23.23     $             20.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.02)(b)             (0.07)(b)                0.13(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (5.75)                (6.62)                  3.10
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                           (5.77)                (6.69)                  3.23
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            10.77     $           16.54     $             23.23
                                                              ==================     =================     ===================
Total Return                                                              (34.89)%              (28.80)%                 16.15%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        2,341,892     $      15,289,526     $         3,469,659
Ratio of expenses to average net assets                                     1.95%                 1.95%                   1.93%(d)
Ratio of net investment income/(loss) to average net assets                (0.18)%               (0.38)%                  1.27%(d)
Ratio of expenses to average net assets*                                    3.11%                 2.33%                   2.55%(d)
Portfolio turnover(e)                                                      2,548%                1,469%                  1,486%

                                                                                      SERVICE CLASS
                                                              ----------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                   FOR THE                FOR THE           JUNE 28, 2000(a)
                                                                 YEAR ENDED              YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            16.29     $           23.13     $             20.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.05)(b)             (0.07)(b)               (0.19)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (5.70)                (6.77)                   3.32
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                           (5.75)                (6.84)                   3.13
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            10.54     $           16.29     $             23.13
                                                              ==================     =================     ===================
Total Return                                                              (35.30)%              (29.57)%                 15.65%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $          220,879     $         439,870     $         5,700,354
Ratio of expenses to average net assets                                     2.91%                 2.95%                   2.94%(d)
Ratio of net investment income/(loss) to average net assets                (0.44)%               (0.40)%                 (1.72)%(d)
Ratio of expenses to average net assets*                                    3.38%                 3.33%                   3.56%(d)
Portfolio turnover(e)                                                      2,548%                1,469%                  1,486%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

PRECIOUS METALS ULTRASECTOR PROFUND

                                                                INVESTOR CLASS
                                                              ------------------
                                                                FOR THE PERIOD
                                                                JUNE 3, 2002(a)
                                                                   THROUGH
                                                              DECEMBER 31, 2002
                                                              ------------------
Net Asset Value, Beginning of Period                          $            30.00
                                                              ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.06)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (7.17)
                                                              ------------------
  Total income/(loss) from investment activities                           (7.23)
                                                              ------------------
Net Asset Value, End of Period                                $            22.77
                                                              ==================
Total Return                                                              (24.10)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $       22,685,739
Ratio of expenses to average net assets                                     1.93%(d)
Ratio of net investment income/(loss) to average net assets                (0.51)%(d)
Ratio of expenses to average net assets*                                    2.56%(d)
Portfolio turnover(e)                                                          -

                                                                 SERVICE CLASS
                                                              ------------------
                                                                FOR THE PERIOD
                                                                JUNE 3, 2002(a)
                                                                   THROUGH
                                                               DECEMBER 31, 2002
                                                              ------------------
Net Asset Value, Beginning of Period                          $            30.00
                                                              ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.18)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (7.15)
                                                              ------------------
  Total income/(loss) from investment activities                           (7.33)
                                                              ------------------
Net Asset Value, End of Period                                $            22.67
                                                              ==================
Total Return                                                              (24.43)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        1,790,329
Ratio of expenses to average net assets                                     2.94%(d)
Ratio of net investment income/(loss) to average net assets                (1.44)%(d)
Ratio of expenses to average net assets*                                    3.25%(d)
Portfolio turnover(e)                                                          -

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

REAL ESTATE ULTRASECTOR PROFUND

                                                                                        INVESTOR CLASS
                                                              ----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                   FOR THE                 FOR THE           JUNE 19, 2000(a)
                                                                 YEAR ENDED              YEAR ENDED               THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            21.92     $           21.81     $             20.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              0.90(b)               1.04(b)                 0.62(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (2.22)                 0.92(c)                 2.10
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                           (1.32)                 1.96                    2.72
                                                              ------------------     -----------------     -------------------
Distributions to Shareholders From:
  Net investment income                                                    (1.87)                (1.44)                  (0.75)
  Return of capital                                                        (0.31)                (0.41)                  (0.16)
                                                              ------------------     -----------------     -------------------
  Total distributions                                                      (2.18)                (1.85)                  (0.91)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            18.42     $           21.92     $             21.81
                                                              ==================     =================     ===================
Total Return                                                               (6.82)%                9.11%                  13.49%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        6,603,279     $       6,344,518     $         9,704,297
Ratio of expenses to average net assets                                     1.95%                 1.95%                   1.58%(e)
Ratio of net investment income/(loss) to average net assets                 4.01%                 4.52%                   5.31%(e)
Ratio of expenses to average net assets*                                    2.31%                 1.99%                   2.10%(e)
Portfolio turnover(f)                                                      4,862%                2,461%                  1,617%

                                                                                      SERVICE CLASS
                                                              ----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                    FOR THE               FOR THE            JUNE 19, 2000(a)
                                                                  YEAR ENDED             YEAR ENDED               THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            21.75     $           21.73     $             20.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.03)(b)              0.42(b)                 0.89(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (1.44)                 1.25(c)                 1.67
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                           (1.47)                 1.67                    2.56
                                                              ------------------     -----------------     -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (0.88)                (1.28)                 (0.68)
  Return of capital                                                        (0.31)                (0.37)                 (0.15)
                                                              ------------------     -----------------     -------------------
  Total distributions                                                      (1.19)                (1.65)                 (0.83)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            19.09     $           21.75     $             21.73
                                                              ==================     =================     ===================
Total Return                                                               (7.42)%                7.79%                  12.73%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $           71,637     $         788,036     $         5,993,851
Ratio of expenses to average net assets                                     2.93%                 2.95%                   2.58%(e)
Ratio of net investment income/(loss) to average net assets                (0.11)%                1.81%                   7.96%(e)
Ratio of expenses to average net assets*                                    3.04%                 2.99%                   3.10%(e)
Portfolio turnover(f)                                                      4,862%                2,461%                  1,617%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

SEMICONDUCTOR ULTRASECTOR PROFUND

                                                                                         INVESTOR CLASS(a)
                                                              ----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                    FOR THE               FOR THE            JUNE 19, 2000(b)
                                                                  YEAR ENDED             YEAR ENDED               THROUGH
                                                               DECEMBER 31, 2002     DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            38.89     $           58.40     $            200.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.27)(c)             (0.36)(c)                0.20(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (26.98)               (19.15)                (141.80)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (27.25)               (19.51)                (141.60)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            11.64     $           38.89     $             58.40
                                                              ==================     =================     ===================
Total Return                                                              (70.07)%              (33.41)%                (70.80)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        3,643,124     $       6,430,611     $         1,947,253
Ratio of expenses to average net assets                                     1.95%                 1.95%                   1.87%(e)
Ratio of net investment income/(loss) to average net assets                (1.26)%               (0.82)%                  0.31%(e)
Ratio of expenses to average net assets*                                    2.38%                 2.89%                   3.10%(e)
Portfolio turnover(f)                                                      1,926%                1,439%                  1,456%

                                                                                     SERVICE CLASS(a)
                                                              ----------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                    FOR THE               FOR THE           JUNE 19, 2000(b)
                                                                  YEAR ENDED            YEAR ENDED               THROUGH
                                                               DECEMBER 31, 2002     DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            38.28     $           58.00     $            200.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.57)(c)             (0.87)(c)               (0.40)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (26.38)               (18.85)                (141.60)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (26.95)               (19.72)                (142.00)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            11.33     $           38.28     $             58.00
                                                              ==================     =================     ===================
Total Return                                                              (70.40)%              (34.00)%                (71.00)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $          418,029     $         999,337     $           285,021
Ratio of expenses to average net assets                                     2.91%                 2.95%                   2.94%(e)
Ratio of net investment income/(loss) to average net assets                (2.33)%               (2.01)%                 (0.73)%(e)
Ratio of expenses to average net assets*                                    3.34%                 3.89%                   4.17%(e)
Portfolio turnover(f)                                                      1,926%                1,439%                  1,456%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)  Commencement of operations
(c)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

TECHNOLOGY ULTRASECTOR PROFUND

                                                                                    INVESTOR CLASS(a)
                                                              --------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                   FOR THE                FOR THE          JUNE 19, 2000(b)
                                                                 YEAR ENDED             YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            37.19     $           76.60     $            200.00
                                                              ------------------     -----------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.28)(c)             (0.35)(c)                0.10(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (20.94)               (39.06)                (123.50)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (21.22)               (39.41)                (123.40)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            15.97     $           37.19     $             76.60
                                                              ==================     =================     ===================
Total Return                                                              (57.06)%              (51.45)%                (61.70)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        2,646,946     $       8,472,384     $         2,516,592
Ratio of expenses to average net assets                                     1.95%                 1.95%                   1.62%(e)
Ratio of net investment income/(loss) to average net assets                (1.23)%               (0.71)%                  0.17%(e)
Ratio of expenses to average net assets*                                    2.51%                 2.88%                   4.63%(e)
Portfolio turnover(f)                                                      1,491%                1,177%                  1,088%

                                                                                     SERVICE CLASS(a)
                                                              --------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                   FOR THE                FOR THE           JUNE 19, 2000(b)
                                                                 YEAR ENDED             YEAR ENDED               THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001     DECEMBER 31, 2000
                                                              ------------------     -----------------     -------------------
Net Asset Value, Beginning of Period                          $            36.93     $           76.50     $            200.00
                                                              ------------------     -----------------     -------------------
Investment Activities:
  Net investment income/(loss)                                             (0.50)(c)             (0.86)(c)               (0.70)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (20.63)               (38.71)                (122.80)
                                                              ------------------     -----------------     -------------------
  Total income/(loss) from investment activities                          (21.13)               (39.57)                (123.50)
                                                              ------------------     -----------------     -------------------
Net Asset Value, End of Period                                $            15.80     $           36.93     $             76.50
                                                              ==================     =================     ===================
Total Return                                                              (57.22)%              (51.73)%                (61.75)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $          160,329     $         574,799     $           228,057
Ratio of expenses to average net assets                                     2.49%                 2.95%                   2.92%(e)
Ratio of net investment income/(loss) to average net assets                (1.96)%               (1.87)%                 (1.09)%(e)
Ratio of expenses to average net assets*                                    2.97%                 3.88%                   5.93%(e)
Portfolio turnover(f)                                                      1,491%                1,177%                  1,088%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)  Commencement of operations
(c)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

TELECOMMUNICATIONS ULTRASECTOR PROFUND

                                                                                     INVESTOR CLASS(a)
                                                              -----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                   FOR THE               FOR THE            JUNE 19, 2000(b)
                                                                  YEAR ENDED            YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -------------------    -------------------
Net Asset Value, Beginning of Period                          $            37.59     $             51.05    $            100.00
                                                              ------------------     -------------------    -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.11)(c)                0.02(c)                0.40(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                     (20.35)                 (13.48)                (49.35)
                                                              ------------------     -------------------    -------------------
  Total income/(loss) from investment activities                          (20.46)                 (13.46)                (48.95)
                                                              ------------------     -------------------    -------------------
Net Asset Value, End of Period                                $            17.13     $             37.59    $             51.05
                                                              ==================     ===================    ===================
Total Return                                                              (54.43)%                (26.37)%               (48.95)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        5,437,848     $         3,456,962    $           384,570
Ratio of expenses to average net assets                                     1.94%                   1.95%                  1.92%(e)
Ratio of net investment income/(loss) to average net assets                (0.63)%                  0.05%                  1.15%(e)
Ratio of expenses to average net assets*                                    2.58%                   3.71%                  4.70%(e)
Portfolio turnover(f)                                                      3,606%                  2,713%                 1,515%

                                                                                      SERVICE CLASS(a)
                                                              -----------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                   FOR THE                FOR THE            JUNE 19, 2000(b)
                                                                  YEAR ENDED             YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001       DECEMBER 31, 2000
                                                              ------------------     -------------------    -------------------
Net Asset Value, Beginning of Period                          $            37.09     $             50.80    $            100.00
                                                              ------------------     -------------------    -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.26)(c)                2.06(c)                0.45(c)
  Net realized and unrealized gains/(losses) on investments
    and swap contracts                                                    (20.08)                 (15.77)                (49.65)
                                                              ------------------     -------------------    -------------------
  Total income/(loss) from investment activities                          (20.34)                 (13.71)                (49.20)
                                                              ------------------     -------------------    -------------------
Net Asset Value, End of Period                                $            16.75     $             37.09    $             50.80
                                                              ==================     ===================    ===================
Total Return                                                              (54.84)%                (26.99)%               (49.20)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $          339,906     $           164,803    $           154,211
Ratio of expenses to average net assets                                     2.93%                   2.95%                  2.60%(e)
Ratio of net investment income/(loss) to average net assets                (1.41)%                  4.13%                  1.21%(e)
Ratio of expenses to average net assets*                                    3.99%                   4.71%                  5.38%(e)
Portfolio turnover(f)                                                      3,606%                  2,713%                 1,515%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)  Commencement of operations
(c)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UTILITIES ULTRASECTOR PROFUND

                                                                                      INVESTOR CLASS
                                                              ------------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                   FOR THE                FOR THE            JULY 26, 2000(a)
                                                                 YEAR ENDED              YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2002      DECEMBER 31, 2001      DECEMBER 31, 2000
                                                              ------------------     -------------------    -------------------
Net Asset Value, Beginning of Period                          $            16.07     $             28.10    $             20.00
                                                              ------------------     -------------------    -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              0.24(b)                 0.41(b)                0.23(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                      (6.19)                 (12.39)                  7.87
                                                              ------------------     -------------------    -------------------
  Total income/(loss) from investment activities                           (5.95)                 (11.98)                  8.10
                                                              ------------------     -------------------    -------------------
Distributions to Shareholders From:
  Net investment income                                                    (0.15)                  (0.05)                     -
                                                              ------------------     -------------------    -------------------
Net Asset Value, End of Period                                $             9.97     $             16.07    $             28.10
                                                              ==================     ===================    ===================
Total Return                                                              (37.00)%                (42.65)%                40.50%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        6,133,776     $         5,016,139    $         1,036,659
Ratio of expenses to average net assets                                     1.93%                   1.95%                  1.60%(d)
Ratio of net investment income/(loss) to average net assets                 1.89%                   1.87%                  2.09%(d)
Ratio of expenses to average net assets*                                    2.40%                   5.52%                  2.41%(d)
Portfolio turnover(e)                                                      2,370%                  3,101%                 1,811%

                                                                                       SERVICE CLASS
                                                         -----------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                              FOR THE                    FOR THE              JULY 26, 2000(a)
                                                            YEAR ENDED                  YEAR ENDED                THROUGH
                                                         DECEMBER 31, 2002           DECEMBER 31, 2001       DECEMBER 31, 2000
                                                         ------------------         -------------------     -------------------
Net Asset Value, Beginning of Period                     $            15.95         $             28.02     $             20.00
                                                         ------------------         -------------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            -(b),(f)               0.10(b)                 0.28(b)
  Net realized and unrealized gains/(losses)
   on investments and swap contracts                                  (5.99)                     (12.17)                   7.74
                                                         ------------------         -------------------     -------------------
  Total income/(loss) from investment activities                      (5.99)                     (12.07)                   8.02
                                                         ------------------         -------------------     -------------------
Distributions to Shareholders From:
  Net investment income                                               (0.13)                          -                       -
                                                         ------------------         -------------------     -------------------
Net Asset Value, End of Period                           $             9.83         $             15.95     $             28.02
                                                         ==================         ===================     ===================
Total Return                                                         (37.53)%                    (43.08)%                 40.10%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                  $        3,246,916         $           663,655     $         1,912,405
Ratio of expenses to average net assets                                2.95%                       2.95%                   2.92%(d)
Ratio of net investment income/(loss) to
 average net assets                                                   (0.03)%                      0.44%                   2.52%(d)
Ratio of expenses to average net assets*                               3.65%                       6.52%                   3.74%(d)
Portfolio turnover(e)                                                 2,370%                      3,101%                  1,811%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(f)  Amount is less than $0.005.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

WIRELESS COMMUNICATIONS ULTRASECTOR PROFUND

                                                                                   INVESTOR CLASS(a)
                                                             ------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                  FOR THE                 FOR THE            JUNE 19, 2000(b)
                                                                YEAR ENDED              YEAR ENDED                THROUGH
                                                             DECEMBER 31, 2002       DECEMBER 31, 2001       DECEMBER 31, 2000
                                                             ------------------     -------------------     -------------------
Net Asset Value, Beginning of Period                         $            33.32     $             57.10     $            200.00
                                                             ------------------     -------------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.06)(c)               (0.32)(c)                0.20(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                    (26.72)                 (23.46)                (143.10)
                                                             ------------------     -------------------     -------------------
  Total income/(loss) from investment activities                         (26.78)                 (23.78)                (142.90)
                                                             ------------------     -------------------     -------------------
Net Asset Value, End of Period                               $             6.54     $             33.32     $             57.10
                                                             ==================     ===================     ===================
Total Return                                                             (80.37)%                (41.65)%                (71.45)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                      $        3,447,846     $         1,769,540     $           496,021
Ratio of expenses to average net assets                                    1.95%                   1.95%                   1.79%(e)
Ratio of net investment income/(loss) to average net assets               (0.75)%                 (0.62)%                  0.39%(e)
Ratio of expenses to average net assets*                                   2.30%                   3.34%                   3.45%(e)
Portfolio turnover(f)                                                     3,129%                  2,512%                  2,165%

                                                                                         SERVICE CLASS(a)
                                                             ------------------------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                  FOR THE                 FOR THE             JUNE 19, 2000(b)
                                                                YEAR ENDED              YEAR ENDED               THROUGH
                                                             DECEMBER 31, 2002       DECEMBER 31, 2001       DECEMBER 31, 2000
                                                             ------------------     -------------------     -------------------
Net Asset Value, Beginning of Period                         $            32.69     $             56.80     $            200.00
                                                             ------------------     -------------------     -------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                            (0.11)(c)               (0.78)(c)               (0.50)(c)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                    (26.21)                 (23.33)                (142.70)
                                                             ------------------     -------------------     -------------------
  Total income/(loss) from investment activities                         (26.32)                 (24.11)                (143.20)
                                                             ------------------     -------------------     -------------------
Net Asset Value, End of Period                               $             6.37     $             32.69     $             56.80
                                                             ==================     ===================     ===================
Total Return                                                             (80.51)%                (42.45)%                (71.60)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                      $          249,614     $           101,284     $           174,463
Ratio of expenses to average net assets                                    2.90%                   2.95%                   2.91%(e)
Ratio of net investment income/(loss) to average net assets               (1.34)%                 (1.37)%                 (0.92)%(e)
Ratio of expenses to average net assets*                                   3.26%                   4.34%                   4.56%(e)
Portfolio turnover(f)                                                     3,129%                  2,512%                  2,165%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)  Commencement of operations
(c)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized
(e)  Annualized
(f)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

U.S. GOVERNMENT PLUS PROFUND

                                                               INVESTOR CLASS
                                                              ------------------
                                                               FOR THE PERIOD
                                                               MAY 1, 2002(a)
                                                                   THROUGH
                                                              DECEMBER 31, 2002
                                                              ------------------
Net Asset Value, Beginning of Period                          $            30.00
                                                              ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                              0.09(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                     5.00
                                                              ------------------
  Total income/(loss) from investment activities                            5.09
                                                              ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (0.90)
  Net realized gains on investments, futures contracts and
     swap contracts                                                        (0.46)
                                                              ------------------
  Total distributions                                                      (1.36)
                                                              ------------------
Net Asset Value, End of Period                                $            33.73
                                                              ==================
Total Return                                                               17.15%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        8,891,024
Ratio of expenses to average net assets                                     1.69%(d)
Ratio of net investment income/(loss) to average net assets                 0.40%(d)
Ratio of expenses to average net assets*                                    2.12%(d)
Portfolio turnover(e)                                                        836%

                                                                 SERVICE CLASS
                                                              ------------------
                                                                FOR THE PERIOD
                                                                MAY 1, 2002(a)
                                                                    THROUGH
                                                               DECEMBER 31, 2002
                                                              ------------------
Net Asset Value, Beginning of Period                          $            30.00
                                                              ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                             (0.14)(b)
  Net realized and unrealized gains/(losses) on investments,
   futures contracts and swap contracts                                     4.99
                                                              ------------------
  Total income/(loss) from investment activities                            4.85
                                                              ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (0.63)
  Net realized gains on investments, futures contracts and
     swap contracts                                                        (0.46)
                                                              ------------------
  Total distributions                                                      (1.09)
                                                              ------------------
Net Asset Value, End of Period                                $            33.76
                                                              ==================
Total Return                                                               16.27%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                       $        9,214,842
Ratio of expenses to average net assets                                     2.69%(d)
Ratio of net investment income/(loss) to average net assets                (0.61)%(d)
Ratio of expenses to average net assets*                                    2.92%(d)
Portfolio turnover(e)                                                        836%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

RISING RATES OPPORTUNITY PROFUND

                                                                   INVESTOR CLASS
                                                                 ------------------
                                                                   FOR THE PERIOD
                                                                    MAY 1, 2002(a)
                                                                       THROUGH
                                                                 DECEMBER 31, 2002
                                                                 ------------------
Net Asset Value, Beginning of Period                             $            30.00
                                                                 ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                (0.09)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                         (5.35)
                                                                 ------------------
  Total income/(loss) from investment activities                              (5.44)
                                                                 ------------------
Net Asset Value, End of Period                                   $            24.56
                                                                 ==================
Total Return                                                                 (18.13)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                          $        9,219,990
Ratio of expenses to average net assets                                        1.94%(d)
Ratio of net investment income/(loss) to average net assets                   (0.54)%(d)
Portfolio turnover(e)                                                             -

                                                                   SERVICE CLASS
                                                                 ------------------
                                                                   FOR THE PERIOD
                                                                   MAY 1, 2002(a)
                                                                      THROUGH
                                                                 DECEMBER 31, 2002
                                                                 ------------------
Net Asset Value, Beginning of Period                             $            30.00
                                                                 ------------------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                                                (0.27)(b)
  Net realized and unrealized gains/(losses) on investments
   and swap contracts                                                         (5.23)
                                                                 ------------------
  Total income/(loss) from investment activities                              (5.50)
                                                                 ------------------
Net Asset Value, End of Period                                   $            24.50
                                                                 ==================
Total Return                                                                 (18.33)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                          $        1,956,262
Ratio of expenses to average net assets                                        2.94%(d)
Ratio of net investment income/(loss) to average net assets                   (1.56)%(d)
Portfolio turnover(e)                                                             -

(a)  Commencement of operations
(b)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized
(d)  Annualized
(e)  Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

MONEY MARKET PROFUND

                                                                                   INVESTOR CLASS
                                                -------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2002                2001           2000           1999            1998
                                                --------------     --------------  --------------  -------------  -------------
Net Asset Value, Beginning of Period            $        1.000     $        1.000  $        1.000  $       1.000  $       1.000
                                                --------------     --------------  --------------  -------------  -------------
INVESTMENT ACTIVITIES:
 Net investment income/(loss)(b)                         0.009(a)           0.032           0.056          0.044          0.047(a)
                                                --------------     --------------  --------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                  (0.009)            (0.032)         (0.056)        (0.044)        (0.047)
                                                --------------     --------------  --------------  -------------  -------------
Net Asset Value, End of Period                  $        1.000     $        1.000  $        1.000  $       1.000  $       1.000
                                                ==============     ==============  ==============  =============  =============
Total Return                                              0.94%              3.28%           5.74%          4.48%          4.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                         $  447,211,012     $  298,545,734  $  355,691,554  $ 198,555,252  $  62,026,228
Ratio of expenses to average net assets(b)                0.98%              1.08%           0.86%          0.83%          0.85%
Ratio of net investment income/(loss) to
 average net assets(b)                                    0.93%              3.30%           5.62%          4.46%          4.81%
Ratio of expenses to average net assets*(b)               1.03%              1.08%           0.86%          0.83%          1.18%

                                                                                   SERVICE CLASS
                                                -------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                      2002                2001           2000           1999            1998
                                                --------------     --------------  --------------  -------------  -------------
Net Asset Value, Beginning of Period            $        1.000     $        1.000  $        1.000  $       1.000  $       1.000
                                                --------------     --------------  --------------  -------------  -------------
INVESTMENT ACTIVITIES:
 Net investment income/(loss)(b)                         0.001(a)           0.022           0.046          0.034          0.037(a)
                                                --------------     --------------  --------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                  (0.001)            (0.022)         (0.046)        (0.034)        (0.037)
                                                --------------     --------------  --------------  -------------  -------------
Net Asset Value, End of Period                  $        1.000     $        1.000  $        1.000  $       1.000  $       1.000
                                                ==============     ==============  ==============  =============  =============
Total Return                                              0.06%              2.26%           4.69%          3.44%          3.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                         $  173,645,878     $  100,174,874  $  165,837,925  $ 107,944,066  $  15,406,187
Ratio of expenses to average net assets(b)                1.72%              2.06%           1.85%          1.83%          1.87%
Ratio of net investment income/(loss)
 to average net assets(b)                                 0.06%              2.39%           4.65%          3.45%          3.43%
Ratio of expenses to average net assets*(b)               1.78%              2.06%           1.85%          1.83%          2.18%

*    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Per share net investment income/(loss) has been calculated using the daily average shares method.
(b)  Per share amounts and percentages include the expense allocation of the
     Cash Management Portfolio Master Fund.

Additional information about certain investments of the ProFunds is available in the annual and semi-annual reports to shareholders of the ProFunds. In the annual report you will find a discussion of the market conditions that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds in its current Statement of Additional Information, dated May 1, 2003, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. To receive your free copy of a Statement of Additional Information, or the annual or semi-annual reports, or if you have questions about investing in ProFunds, write us at:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

or call our toll-free numbers:

(888) PRO-FNDS (888) 776-3637 For Investors

(888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

or visit our website www.profunds.com

You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Rising Rates Opportunity ProFund and Innovations in Indexing are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices

Bethesda, MD

(LOGO)

PROFUNDS

INNOVATIONS IN INDEXING®

Investment Company Act File No. 811-08239

PRO1003

PROFUNDS

STATEMENT OF ADDITIONAL INFORMATION

7501 WISCONSIN AVENUE, SUITE 1000

BETHESDA, MARYLAND 20814

(888) 776-3637 RETAIL SHAREHOLDERS

(888) 776-5717 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)

This Statement of Additional Information (“SAI”) describes the “Classic ProFunds,” “Ultra ProFunds,” “Inverse ProFunds,” UltraSector ProFunds,” “Bond Benchmarked ProFunds” and the Money Market ProFund. The Classic ProFunds include: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Asia 30 ProFund and Europe 30 ProFund; the Ultra ProFunds include: UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30SM ProFund, UltraOTC ProFund and UltraJapan ProFund; the Inverse ProFunds include: Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund and UltraShort OTC ProFund; the UltraSector ProFunds include: Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Industrial UltraSector ProFund, Internet UltraSector ProFund, Leisure Goods & Services UltraSector ProFund, Oil Drilling Equipment & Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, and Wireless Communications UltraSector ProFund; the Bond Benchmarked ProFunds include: U.S. Government Plus ProFund and Rising Rates Opportunity ProFund (each, a “ProFund”, and collectively, the “ProFunds”). Each ProFund offers two classes of shares: Investor Class Shares and Service Class Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Each non-money market ProFund seeks investment results that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

Money Market ProFund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. Unlike other mutual funds, Money Market ProFund currently seeks to achieve its investment objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), a separate investment company with an identical investment objective. The performance of Money Market ProFund will correspond directly to the investment performance of the Portfolio.

The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each non-money market ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds’ investment objectives will be achieved.

This SAI is not a prospectus. It should be read in conjunction with ProFunds’ Prospectus, dated May 1, 2003, which incorporates this SAI by reference. The financial statements and related report of the independent accountants included in the ProFunds’ annual report for the fiscal year ended December 31, 2002, are incorporated by reference into this SAI. A copy of the Prospectus or Annual Report is available, without charge, upon request to the address above or by telephone at the numbers above.

The date of this SAI is May 1, 2003, as revised October 17, 2003.

1

STATEMENT OF ADDITIONAL INFORMATION

2

PROFUNDS

ProFunds (the “Trust”) is an open-end management investment company that currently comprises multiple separate series. Forty-seven series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see “Shareholders Services—Exchanging ProFund Shares” in the Prospectus).

GENERAL

Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the non-money market ProFunds by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814 (the “Advisor”). Money Market ProFund currently invests all of its investable assets in the Portfolio, which has as its investment adviser Deutsche Asset Management, Inc. (“DeAM, Inc.”), 345 Park Avenue, New York, New York 10154.

The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the ProFunds without the approval of shareholders.

It is the policy of the non-money market ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas without changing the ProFund’s fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund’s objectives. Also, there can be no assurance that any ProFund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” throughout this SAI is intended to convey rising markets for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds and the U.S. Government Plus ProFund and falling markets for the Inverse ProFunds and the Rising Rates Opportunity ProFund. The use of the term “adverse market conditions” is intended to convey falling markets for the Classic ProFunds, Ultra ProFunds, UltraSector ProFunds and the U.S. Government Plus ProFund and rising markets for the Inverse ProFunds and the Rising Rates Opportunity ProFund.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

A non-money market ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is “leveraged” or proprietary. Of course, there can be no assurance that a ProFund will achieve its objective.

3

Certain ProFunds have non-fundamental investment policies obligating such a ProFund to commit, under normal market conditions, at least 80% of its assets to investments that, in combination, have economic characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, “assets” includes the ProFund’s net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a ProFund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund’s net assets that are segregated on the ProFund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Trust’s Board of Trustees has adopted a policy to provide investors with at least 60 days’ notice prior to changes in such an investment policy.

Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFunds’ respective benchmarks. Rather, the Advisor primarily uses mathematical analysis to determine the investments a non-money market ProFund makes and techniques it employs. While the Advisor attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a ProFund and the performance of its benchmark), certain factors will tend to cause a ProFund’s investment results to vary from a perfect correlation to its benchmark. See “Special Considerations.”

Additional information concerning the characteristics of the investments of the ProFunds is set forth below.

EQUITY SECURITIES

The ProFunds (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) may invest in equity securities. The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

Each ProFund (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “foreign securities”). Special U.S. tax considerations may apply to a ProFund’s investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds’ receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less

4

government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the ProFunds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In this event, the ProFunds could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFunds’ shareholders.

Each non-money market ProFund also may invest in Depository Receipts (see below) of foreign issuers, or in ordinary shares of foreign issuers who list their shares directly on U.S. exchanges.

The Europe 30 ProFund, Asia 30 ProFund and UltraJapan ProFund are subject to the general risks associated with foreign investment. Because each of these ProFunds focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests, as described below.

Exposure to European Companies

The Europe 30 ProFund focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these

5

countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Exposure to Asian Companies

The Asia 30 ProFund focuses its investments in securities of companies in the ProFunds Asia 30 Index. Currently, the ProFunds Asia 30 Index comprises companies located or operating in Australia, China, Hong Kong, India, Indonesia, New Zealand, the Philippines, South Korea, Singapore and Taiwan (each an “Asian country” and collectively, “Asian countries”).

Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Certain Asian countries at times have had managed currencies which were maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. Certain Asian countries have also restricted the free conversion of their currency into foreign currencies, including the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997, South Korea’s currency, the “won,” lost 95% of its value against the U.S. dollar.

Investment in companies located in China is subject to significant political risks. China retains a communist political system, but has taken steps to promote economic reforms and transform its economy into a market system. An investment in a company located in China is subject to the risk that (1) political instability may arise as a result of indecisive leadership; (2) hard-line Communists might regain the political initiative; (3) social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident; and (4) the threat of armed conflict exists over the unresolved situation concerning Taiwan. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or super-national organizations, for example in 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.

Exposure to Japanese Companies

The UltraJapan ProFund invests a large portion of its assets in Japanese securities and instruments providing economic exposure to such securities. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan’s economic problems. Japan’s currency, the “yen,” has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities or instruments giving economic exposure to such instruments. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of

6

alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

Foreign trade overseas is important to Japan’s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

DEPOSITARY RECEIPTS

Each non-money market ProFund may invest in Depositary Receipts (“DRs”). For many foreign securities, U.S. dollar denominated DRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. DRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. DRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in DRs rather than directly in foreign issuers’ stock, the ProFunds can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many DRs. The information available for DRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain DRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The non-money market ProFunds may invest in both sponsored and unsponsored DRs. Unsponsored DR programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored DRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

The non-money market ProFunds may also invest in Global Depositary Receipts (“GDRs”), New York shares and ordinary shares. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

CURRENCY RISK

The ProFunds (other than U.S. Government Plus, Rising Rates Opportunity ProFund and Money Market ProFund) and in particular, Asia 30 ProFund, Europe 30 ProFund, UltraJapan ProFund, Pharmaceuticals UltraSector ProFund and Precious Metals UltraSector ProFund, may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund does so, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. The Advisor does not engage in activities designed to hedge against currency fluctuations.

REAL ESTATE INVESTMENT TRUSTS

The Real Estate UltraSector ProFund may invest in real estate investment trusts (“REITS”). Equity REITS invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those

7

relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The ProFunds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

When a ProFund purchases or sells a futures contract, or sells an option thereon, the ProFund “covers” its position. To cover its position, a ProFund may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the ProFunds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A ProFund may “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently, inverse to the futures contract. A ProFund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the ProFund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with a long position in the futures contract. A ProFund may cover long or short positions in futures by earmarking or segregating with its custodian

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bank or on the official books and records of the ProFunds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See “Taxation” herein.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund either (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

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The non-money market ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”), the AMEX, and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund’s 15% limitation on investment in illiquid securities. See “Illiquid Securities.”

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

The non-money market ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective investment objective. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a ProFund that writes an option wishes to terminate the ProFund’s obligation, the ProFund may effect a “closing purchase transaction.” The ProFund accomplishes this by buying an option of the same series as the

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option previously written by the ProFund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES

The non-money market ProFunds may engage in short sales. To complete such a transaction, a ProFund must borrow the security to make delivery to the buyer. The ProFund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement, or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the ProFund. Until the security is replaced, the ProFund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A ProFund also will incur transaction costs in effecting short sales.

A ProFund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the ProFund replaces the borrowed security. A ProFund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a ProFund may be required to pay, if any, in connection with a short sale.

The ProFunds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a ProFund is borrowed and sold short. Whenever a ProFund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

SWAP AGREEMENTS

The non-money market ProFunds may enter into equity index, equity basket, or interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting

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securities, in the case of the non-money market ProFunds), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a ProFund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the ProFunds’ illiquid investment limitations. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each non-money market ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be segregated by a ProFund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund’s borrowing restrictions.

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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

Each non-money market ProFund and the Portfolio also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these ProFunds employ, or for liquidity purposes. The U.S. Government Plus ProFund may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities. The Rising Rates Opportunity ProFund may enter into short transactions on U.S. government securities and on instruments that have performance characteristics similar to those of U.S. government securities.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund’s portfolio investments in these securities.

REPURCHASE AGREEMENTS

The ProFunds also may enter into repurchase agreements with financial institutions in pursuit of their investment objectives, as “cover” for the investment techniques the ProFunds employ, or for liquidity purposes. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s

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holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor and, in the case of Money Market ProFund, DeAM, Inc. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% (10% with respect to Money Market ProFund) of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor and, in the case of Money Market ProFund, DeAM, Inc., liquidity, investment, regulatory, or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The non-money market ProFunds and the Portfolio may use reverse repurchase agreements as part of each ProFund’s investment strategy. Reverse repurchase agreements involve sales by a ProFund/Portfolio of portfolio assets concurrently with an agreement by the ProFund/Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund/Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund/Portfolio will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund/Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund/Portfolio intends to use the reverse repurchase technique only when it will be to the ProFund/Portfolio’s advantage to do so and the Money Market ProFund will not invest more than 5% of its total assets in reverse repurchase agreements. The ProFund/Portfolio will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund/Portfolio’s obligations in respect of reverse repurchase agreements.

CASH RESERVES

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, each ProFund may invest all or part of the ProFund’s assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING

The ProFunds (other than the Portfolio) may borrow for temporary or emergency purposes. The Portfolio may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will fluctuate increase more when the ProFund is leveraging its investments than would otherwise be the case. Inverse ProFunds will do the opposite. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

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As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund’s assets should fail to meet this 300% coverage test, the ProFund, within three days (not including weekends and holidays), will reduce the amount of the ProFund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

Each of the non-money market ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund.

LENDING OF PORTFOLIO SECURITIES

Subject to the investment restrictions set forth below, a ProFund and the Portfolio may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund/Portfolio and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund/Portfolio any income accruing thereon, and the ProFund/Portfolio may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund/Portfolio will not lend more than 33 1/3% of the value of the ProFund’s total assets, except that the Portfolio will not lend more than 20% of the value of its total assets. Loans would be subject to termination by the lending ProFund/Portfolio on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund/Portfolio and that ProFund’s/Portfolio’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund/Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. With respect to the Portfolio, cash collateral may be invested in a money market fund managed by DeAM, Inc. (or its affiliate) and DeAM, Inc. may serve as the Portfolio’s lending agent and may share in revenue received from securities lending transactions as compensation for this service.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each non-money market ProFund (and to the extent allowable by its investment policies, the Money Market ProFund), from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. A ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market ProFund) of the ProFund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a “when, as and if issued” basis under which the issuance of the securities depends on the occurrence of a subsequent event. Upon purchasing a security on a when-issued or delayed-delivery basis, the Portfolio will identify, as part of a segregated account, cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.

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The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than the ProFund’s purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund’s net asset value or income will be adversely affected by the ProFund’s purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each ProFund and the Portfolio may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund/Portfolio invests in, and, thus, is a shareholder of, another investment company, the ProFund’s/Portfolio’s shareholders will indirectly bear the ProFund’s/Portfolio’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund/Portfolio to the ProFund’s/Portfolio’s own investment adviser and the other expenses that the ProFund/Portfolio bears directly in connection with the ProFund’s/Portfolio’s own operations.

ILLIQUID SECURITIES

Each ProFund and the Portfolio may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% (10% with respect to the Portfolio) of the ProFund’s/Portfolio’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the “Commission” or “SEC”), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund/Portfolio may not be able to sell illiquid securities when the Advisor or DeAM, Inc. considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

At the time of investment, the Portfolio’s aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the Portfolio), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the Portfolio’s net assets. If changes in the liquidity of certain securities cause the Portfolio to exceed such 10% limit, the Portfolio will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the Portfolio.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor or, in the case of the Portfolio, to DeAM, Inc. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently

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become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund’s liquidity.

PORTFOLIO QUALITY AND MATURITY

(MONEY MARKET PROFUND AND THE PORTFOLIO)

The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. DeAM, Inc., acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks. DeAM, Inc. will cause the Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in lower yield than investments with a lower quality or longer term.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS

(MONEY MARKET PROFUND AND THE PORTFOLIO)

The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign institutions, including banks which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Bank obligations in which the Portfolio invests include certificates of deposit, bankers’ acceptances, time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of the Portfolio’s investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If DeAM, Inc., acting under the supervision of the Portfolio’s Board of Trustees, deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Canada and Australia. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. The Portfolio may invest more than 25% of its assets in the foreign and domestic bank obligations described above. The Portfolio’s concentration of its investments in bank obligations will cause the Portfolio to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS, CREDIT ENHANCEMENTS AND ASSET-BACKED SECURITIES (MONEY MARKET PROFUND AND THE PORTFOLIO)

COMMERCIAL PAPER. The Portfolio may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper when purchased by the Portfolio must be rated the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates the obligation) or if not rated, must be believed by DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally

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involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

VARIABLE RATE MASTER DEMAND NOTES are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy DeAM, Inc., acting under the supervision of the Board of Trustees of the Portfolio, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

OTHER DEBT OBLIGATIONS. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by DeAM, Inc., acting under the supervision of the Board of Trustees, to be of comparable quality and are rated in the top three highest long-term categories by the NRSROs rating such security.

CREDIT ENHANCEMENT. Certain of the Portfolio’s acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Money Market ProFund’s share price. The Portfolio may have more than 25% of its total assets invested in securities credit-enhanced by banks.

ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

PORTFOLIO TURNOVER

The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds. In addition, a ProFund’s portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund’s portfolio turnover rate, to a great extent, will depend on the purchase, redemption, and exchange activity of the ProFund’s investors, it is difficult to estimate what the ProFund’s actual portfolio turnover rate will be in the future. ProFunds expects, however, that the portfolio turnover experienced by the ProFunds will be substantial. “Portfolio Turnover Rate” is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the non-money market ProFunds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

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SPECIAL CONSIDERATIONS

To the extent discussed above and in the Prospectus, the ProFunds present certain risks, some of which are further described below.

TRACKING ERROR. While the non-money market ProFunds do not expect that their daily returns will deviate adversely from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a ProFund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund; (2) less than all of the securities in the benchmark being held by a ProFund and securities not included in the benchmark being held by a ProFund; (3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund’s share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a ProFund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund from purchasing or selling options or futures contracts; and (11) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

LEVERAGE. Ultra ProFunds, UltraBear and UltraShort OTC ProFunds, UltraSector ProFunds and the Bond Benchmarked ProFunds employ leverage as a principal investment strategy and all of the ProFunds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds’ shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund to pay interest which would decrease the ProFund’s total return to shareholders. If these ProFunds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds not been leveraged.

NON-DIVERSIFIED STATUS. Each non-money market ProFund is a “non-diversified” series. A non-money market ProFund is considered “non-diversified” because a relatively high percentage of the ProFund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund’s classification as a “non-diversified” investment company means that the proportion of the ProFund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE

Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, Money Market ProFund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Money Market ProFund. Therefore, an investor’s interest in the Portfolio’s securities is indirect. In addition to selling beneficial interests to the Money Market ProFund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio’s expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Money Market ProFund or

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subject to comparable variations in sales loads and other operating expenses. Therefore, investors in Money Market ProFund should be aware that these differences may result in differences in returns experienced by investors in the different funds that may invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from DeAM, Inc. at 1-800-730-1313.

The ProFunds’ Board of Trustees believes that Money Market ProFund will achieve certain efficiencies and economies of scale through the master-feeder structure, and that the aggregate expenses of Money Market ProFund are no higher than if Money Market ProFund invested directly in the securities held by the Portfolio.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio concentration and potential risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the Commission, whenever Money Market ProFund is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Money Market ProFund and will cast all of its votes in the same proportion as the votes of Money Market ProFund’s shareholders. Money Market ProFund shareholders who do not vote will not affect the Trust’s votes at the Portfolio meeting. The percentage of the Trust’s votes representing Money Market ProFund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as Money Market ProFund shareholders who do, in fact, vote.

Certain changes in the Portfolio’s investment objective, policies or restrictions may require the Money Market ProFund to withdraw its interest in the Portfolio. Such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, Money Market ProFund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of Money Market ProFund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

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Potential Future Change to the Master-Feeder Fund Structure

At a meeting held on April 25, 2001, shareholders of Money Market ProFund approved an investment advisory agreement under which the Advisor may serve as investment advisor to Money Market ProFund. Under the agreement, the Advisor is authorized to manage the assets of Money Market ProFund directly, at which point Money Market ProFund would no longer operate as a feeder fund investing its assets in the Portfolio. However, Money Market ProFund’s investment objective would not change, and the Advisor anticipates investing Money Market ProFund’s assets in the same types of high-quality, short-term, dollar-denominated money market securities in which the Portfolio may invest. In addition, it is anticipated that Money Market ProFund generally would be subject to the same types of risks to which it currently is subject as a feeder fund investing its assets in the Portfolio. It is not anticipated that Money Market ProFund’s total operating expenses would exceed its current operating expenses as a feeder fund investing in the Portfolio.

INVESTMENT RESTRICTIONS

Each ProFund and the Portfolio have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a “majority” of the outstanding shares of the ProFund or the Portfolio, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A non-money market ProFund may not:

1.	Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities). This investment restriction is not applicable to the UltraSector ProFunds, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund. Each non-money market ProFund may invest more than 25% of its total assets in the securities of issuers in a group of industries to approximately the same extent as its benchmark index.

2.	Make investments for the purpose of exercising control or management. This investment restriction is not applicable to the UltraSector ProFunds.

3.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including, for the UltraSector ProFunds, REITS.

4.	Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

5.	Issue senior securities to the extent such issuance would violate applicable law.

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6.	Borrow money, except that the ProFund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund’s investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

7.	Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in selling portfolio securities.

8.	Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

For purposes of the ProFunds’ (other than the UltraSector ProFunds, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund) policy not to concentrate its assets in issuers in any particular industry, ProFunds use the industry sub-group classifications provided by Bloomberg, L.P. Each UltraSector ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Asia 30 ProFund, U.S. Government Plus ProFund, UltraDow 30 ProFund, Short OTC ProFund, Short Small-Cap ProFund and Rising Rates Opportunity ProFund will concentrate its investment in the securities of companies engaged in a single industry in accordance with its investment objective and policies as disclosed in the ProFunds’ Prospectus and Statement of Additional Information.

The following fundamental investment restrictions and non-fundamental investment operating policies have been adopted by the Trust, with respect to Money Market ProFund, and by the Portfolio. Unless an investment instrument or technique is described in the prospectus or elsewhere herein, Money Market ProFund and the Portfolio may not invest in that investment instrument or engage in that investment technique.

The investment restrictions below have been adopted by the Trust with respect to Money Market ProFund and by the Portfolio as fundamental policies (as defined above). Whenever Money Market ProFund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the Money Market ProFund’s shareholders and will cast its votes as instructed by the shareholders. Money Market ProFund’s shareholders who do not vote will not affect the Trust’s votes at the Portfolio meeting. The percentage of the Trust’s votes representing ProFund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Money Market ProFund shareholders who do, in fact, vote.

Under investment policies adopted by Money Market ProFund, and by the Portfolio, each of Money Market ProFund and Portfolio may not:

1.	Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the market value of the ProFund’s or the Portfolio’s total assets (including the amount borrowed), as the case may be, calculated in each case at market value.

2.	Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

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3.	Invest more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, in any one issuer (other than U.S. government obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that (i) up to 25% of the assets of the ProFund and the Portfolio may be invested without regard to this restriction; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a ProFund’s assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

4.	Invest more than 25% of the total assets of the ProFund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. government obligations; (ii) under normal market conditions more than 25% of the total assets of the Money Market ProFund and the Portfolio will be invested in obligations of U.S. and foreign banks, however, that nothing in this investment restriction shall prevent a Trust from investing all or part of a ProFund’s assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

5.	Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

6.	Underwrite the securities issued by others (except to the extent the ProFund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, provided, however, that nothing in this investment restriction shall prevent the Trust from investing all of the ProFund’s assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

7.	Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the ProFund or the Portfolio from investing in obligations secured by real estate or interests therein.

8.	Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the ProFund and the Portfolio, the lending of portfolio securities.

9.	Invest more than an aggregate of 10% of the net assets of the ProFund or the Portfolio’s, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other “illiquid” securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund’s assets in an open-end management investment company with substantially the same investment objective as the ProFund.

10.	Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund’s assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

11.	Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFunds’ assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

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12.	Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

13.	Purchase or retain the securities of any issuer if any of the officers or trustees of the ProFund or the Portfolio or DeAM, Inc. owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

14.	Invest in warrants, except that the ProFund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the ProFund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the ProFund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the ProFund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the Portfolio (or, as applicable, the Trust, on behalf of the Money Market ProFund) will not as a matter of operating policy (except that no operating policy shall prevent the ProFund from investing all of its assets in an open-end investment company with substantially the same investment objective):

1.	borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio’s (ProFund’s) total assets (taken at market), except that the Portfolio (ProFund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

2.	pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio’s (ProFund’s) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

3.	purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

4.	sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

5.	invest for the purpose of exercising control or management;

6.

purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (ProFund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio’s (ProFund’s) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Money Market ProFund’s total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (ProFund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (ProFund) (1) waives the investment advisory fee with respect to assets invested in other open-

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end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);

7.	invest more than 15% of the Portfolio’s (ProFund’s) total net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations; (iii) is rated one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio’s (ProFund’s) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

8.	with respect to 75% of the Portfolio’s total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (ProFund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

9.	if the Portfolio is “diversified,” the ProFund, with respect to 75% of the value of its total assets, has invested no more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer*;

10.	make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio’s (ProFund’s) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (ProFund) has no current intention to engage in short selling).

*With respect to 9. as an operating policy, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except for U.S. government obligations and repurchase agreements, which may be purchased without limitation.

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction 1. above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in market value of an investment, in net or total assets, or in the change of securities rating of the investment, of any other later change.

The Money Market ProFund will comply with the state securities laws and regulations of all states in which they are registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Money Market ProFund, or any other registered investment company investing in the Portfolio, is registered.

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DETERMINATION OF NET ASSET VALUE

The net asset values of the shares of the ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund’s principal trading market(s) is closed, the value of a ProFund’s shares may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.

The net asset value per share of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund’s assets attributed to a specific class (in the case of Money Market ProFund, the value of its investment in the Portfolio), less all liabilities attributed to the specific class, by the number of outstanding shares of the class. Money Market ProFund’s net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.

The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund) prior that time at which a ProFund calculates net asset value. Alternatively if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.

When market quotations are not readily available, a ProFund’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

The Portfolio will use the amortized cost method in valuing its portfolio securities. This method involves valuing each security held by the Portfolio at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by the Portfolio will not be reflected in the Money Market ProFund’s net asset value. The Board of Trustees of the Portfolio will monitor the valuation of assets of this method and will make such changes as it deems necessary to assure that the assets of the Portfolio are valued fairly in good faith.

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The valuation of the Portfolio’s securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Portfolio’s use of the amortized cost method of valuing its securities is permitted by a rule adopted by the Commission. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Money Market ProFund, to stabilize, to the extent reasonably possible, the investors’ price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio’s holdings by the Portfolio’s Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio’s assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the Portfolio’s assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio’s Board of Trustees. In the event the Portfolio’s Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio’s Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio’s assets by using available market quotations.

Each investor in the Portfolio, including the Money Market ProFund, may add to or reduce his or her investment in the Portfolio on each day the Portfolio determines its Net Asset Value. At the close of each such business day, the value of each investor’s beneficial interest in the Portfolio will be determined by multiplying the Net Asset Value of the Portfolio by the percentage, effective for that day, which represents that investor’s share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be affected as of the close of business on that day, will then be effected. The investor’s percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor’s investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate Net Asset Value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio as of the close of the following business day.

PORTFOLIO TRANSACTIONS AND BROKERAGE

NON-MONEY MARKET PROFUNDS

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets

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the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

The policy of each ProFund regarding purchases and sales of securities for a ProFund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a ProFund’s policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor’s other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor’s expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

Each ProFund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive and accept purchase orders and receive redemption orders on a ProFund’s behalf. Each ProFund will be deemed to have received and accepted a purchase order or received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order. Customer orders will be priced at a ProFund’s net asset value next computed after they are received from an authorized broker or the broker’s authorized designee and, in the case of purchase orders, accepted by the ProFund.

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The Trust is required to identify securities of its “regular brokers or dealers” held by a ProFund at the end of its most recently completed fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amount of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amount of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. During the fiscal year ended December 31, 2002, the following ProFunds held securities of regular brokers or dealers to the Trust:

ProFund	Approximate Aggregate Value of Issuer’s Securities Owned by the ProFund during the fiscal year ended December 31, 2002	Name of Broker or Dealer
Bull ProFund	$120,225.60 278,613.72	Merrill Lynch & Co., Inc. Prudential Financial, Inc.
UltraBull ProFund	173,659.20 144,734.40	Merrill Lynch & Co., Inc. Prudential Financial, Inc.
Financial UltraSector ProFund	31,119.00 18,409.20	Merrill Lynch & Co., Inc. Prudential Financial, Inc.
Large-Cap Value ProFund	448,113.60 249,857.28 183,530.76	Merrill Lynch & Co., Inc. Prudential Financial, Inc. Lehman Brothers, Inc.

MONEY MARKET PROFUND AND THE PORTFOLIO

Decisions to buy and sell securities and other financial instruments for Money Market ProFund and the Portfolio are made by DeAM, Inc., which also is responsible for placing these transactions, subject to the overall review of the Portfolio’s Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by DeAM, Inc., investments of the type the Portfolio may make may also be made by these other accounts. When the Portfolio and one or more other accounts managed by DeAM, Inc. are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by DeAM, Inc. to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. government obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. government obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

OTC purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Commission. Under rules adopted by the Commission, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, DeAM, Inc. seeks the best overall terms available. In assessing the best overall terms available for any transaction, DeAM, Inc. will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the

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investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, DeAM, Inc. is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which DeAM, Inc. or its affiliates exercise investment discretion. DeAM, Inc.’s fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

For the fiscal years ended December 31, 2000, 2001 and 2002, each non-money market ProFund paid brokerage commissions in the following amounts:

	BROKERAGE COMMISSIONS FYE 12/31
	2000	2001	2002
Bull ProFund	$846,200	$559,672	$722,189
Mid-Cap ProFund	N/A	22,169	266,292
Small-Cap ProFund	N/A	25,369	119,124
OTC ProFund	1,083	6,152	6,317
Large-Cap Value ProFund	N/A	N/A	209,290
Large-Cap Growth ProFund	N/A	N/A	46,268
Mid-Cap Value ProFund	N/A	98,542	405,760
Mid-Cap Growth ProFund	N/A	38,006	142,601
Small-Cap Value ProFund	N/A	169,100	695,309
Small-Cap Growth ProFund	N/A	19,075	214,641
Europe 30 ProFund	116,293	350,359	76,359
UltraBull ProFund	667,359	898,177	992,483
UltraMid-Cap ProFund	169,318	701,169	907,285
UltraSmall-Cap ProFund	1,654,674	1,762,327	783,337
UltraDow 30	N/A	N/A	25,750
UltraOTC ProFund	586,494	112,836	114,942
UltraJapan ProFund	47,300	71,763	117,208
Bear ProFund	12,588	39,972	49,800
Short Small-Cap ProFund	N/A	N/A	15,148
Short OTC ProFund	N/A	N/A	5,920
UltraBear ProFund	84,154	108,091	262,633
UltraShort OTC ProFund	190,586	94,175	102,516
Banks UltraSector ProFund	N/A	2,201	30,648
Basic Materials UltraSector ProFund	N/A	5,012	117,641
Biotechnology UltraSector ProFund	2,366	4,802	13,911
Energy UltraSector ProFund	662	22,811	46,132
Financial UltraSector ProFund	82,442	63,016	58,033
Healthcare UltraSector ProFund	25,418	33,136	33,481
Internet UltraSector ProFund	140	2,817	18,283
Pharmaceuticals UltraSector ProFund	1,238	22,642	37,097
Precious Metals UltraSector ProFund	N/A	N/A	-0-
Real Estate UltraSector ProFund	200,658	344,173	278,627
Semiconductor UltraSector ProFund	7,174	21,693	28,514
Technology UltraSector ProFund	2,900	22,819	53,463
Telecommunications UltraSector	15,399	47,574	72,108
Utilities UltraSector ProFund	-0-	22,585	76,684
Wireless Communications UltraSector ProFund	718	56,749	125,119
U.S. Government Plus ProFund	N/A	N/A	70
Rising Rates Opportunity ProFund	N/A	N/A	-0-
Money Market ProFund	-0-	-0-	-0-

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

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The nature of the ProFunds may cause the ProFunds to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of the ProFund’s investors.

MANAGEMENT OF PROFUNDS

Trustees and Officers

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations.

Trustees

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/21/57	Trustee	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): Managing Director (March 1993 to Present)	96	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/21/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	96	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir* 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/19/58	Trustee	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)	96

*	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

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Executive Officers

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/19/58	Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/9/62	President Secretary	Indefinite; February 2003 to present April 1997 to February 2003	President of the Advisor (May 1997 to present).

Marc R. Bryant 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 2/8/66	Secretary	Indefinite; February 2003 to present	Vice President and Chief Legal Counsel of the Advisor (July 2001 to present); GE Investment Management Inc.: Vice President and Associate General Counsel (April 1998 to June 2001); Kirkpatrick & Lockhart LLP: Attorney (Prior to April 1998).

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/29/71	Treasurer	Indefinite; June 2002 to present	BISYS Fund Services: Vice President of Financial Services (April 2002 to present); KPMG LLP: Senior Manager (August 1993 to March 2002).

John Danko 60 State Street Boston, MA 02109 Birth Date: 4/17/67	Vice President	Indefinite; August 1999 to present	BISYS Fund Services: Director of Client Services (February 1997 to present).

Audit Committee

The Board of Trustees has an Audit Committee, whose function is to oversee the Trust’s accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust’s financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held two (2) meetings during the fiscal year ended December 31, 2002.

Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Russell S. Reynolds, III	None	None
Michael L. Sapir	None	None
Michael C. Wachs	None	None

As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.

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No non-interested Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds (not including registered investment companies) as of December 31, 2002.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds (not including registered investment companies) during the two most recently completed calendar years.

No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

•	the Trust;

•	an officer of the Trust;

•	an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

•	an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

•	the Advisor or the principal underwriter of the ProFunds,

•	an officer of the Advisor or the principal underwriter of the ProFunds;

•	a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds.

Trustee Compensation

For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:

Name of Person, Position	Aggregate Compensation From Trust*	Pension or Retirement Benefits Accrued as Part of Trust Expenses**	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Russell S. Reynolds, III, Trustee	$10,000	$0	$0	$10,000
Michael L. Sapir, Trustee, Chairman and President	$0	$0	$0	$0
Michael C. Wachs, Trustee	$10,000	$0	$0	$10,000

*	The Trust pays each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
**	The Trust does not accrue pension or retirement benefits as part of ProFund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

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MANAGEMENT OF THE CASH MANAGEMENT PORTFOLIO

Trustees and Officers

The overall business and affairs of the Portfolio are supervised by its Board of Trustees. The Board approves all significant agreements between the Portfolio and persons or companies furnishing services to the Portfolio, including the Portfolio’s agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Portfolio’s powers except those reserved for the shareholders and those assigned to the Portfolio’s advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee and Officer of the Portfolio as of April 30, 2003. The first section of the table lists information for each Trustee who is not an “interested person” of the Portfolio (as defined in the 1940 Act) (an “Non-Interested Trustee”). Information for each Interested Trustee (the “Interested Trustee”) follows. The Interested Trustees are considered to be an interested persons as defined by the 1940 Act because of their employment with either the Portfolio’s advisors and/or underwriter or their affiliates. The mailing address for the Trustee and Officers with respect to the Portfolio’s operations is One South Street, Baltimore, Maryland, 21202.

Information Concerning Trustees And Officers

Non–Interested Trustees

Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Director since 2002	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991–1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985–1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998–February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996–June 2001) and Anchor Gaming (gaming software and equipment) (March 1999–December 2001).	68

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Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
S. Leland Dill 3/28/30 Director since 1990	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956–June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989–May 1992), Coutts (USA) International (January 1992–March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991–March 1999); General Partner, Pemco (investment company) (June 1979–June 1986).	66

Martin J. Gruber 7/15/37 Director since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (Pension Fund) (since January 2000); Director, S.G. Cowen Mutual Funds (January 1985–January 2001), Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since 2000) (registered investment companies). Formerly, Trustee, TIAA (Pension Fund) (January 1996-January 2000).	67

Joseph R. Hardiman 5/27/37 Director since 2002	Private Equity Investor (January 1997 to present); Director, Soundview Technology Group Inc. (investment banking) (July 1998 to present), Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998–January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987–1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985–1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976–1985).	66

Richard J. Herring 2/18/46 Director since 1999	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co–Director, Wharton Financial Institutions Center (since July 2000) and Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000).	66

Graham E. Jones 1/31/33 Director since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open–end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open–end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66

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Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Rebecca W. Rimel 4/10/51 Director since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly, Executive Director, The Pew Charitable Trusts (1988–1994); Director, ISI Family of Funds (registered investment companies) (1997–1999) and Director, The Glenmede Trust Company (investment trust and wealth management) (1994–2002).	66

Philip Saunders, Jr. 10/11/35 Director since 1990	Principal, Philip Saunders Associates (Economic and Financial Consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting)(1987–1988); President, John Hancock Home Mortgage Corporation (1984–1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982–1986).	66

William N. Searcy 9/03/46 Director since 2002	Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (since November 1989); Trustee of 22 open–end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998).	66

Robert H. Wadsworth 1/29/40 Director since 2002

President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1982 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999–June 2002); President, Investment Company Administration, L.L.C. (January 1992*–July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990–January 2002); Vice President, Professionally Managed Portfolios (May 1991–January 2002) and Advisors Series Trust (October 1996–January 2002) (registered investment companies); President, Guinness Flight Investment Funds, Inc. (registered investment company) (June 1994–November 1998).

* Inception date of the corporation which was the predecessor to the L.L.C.

		69

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Interested Trustee

Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman since 2002 and Director since 1999	Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment company; 4 funds overseen) (1992–1999).	200

Officers

Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[4] 7/17/45 President since 2003	See information provided under “Interested Trustees”

Kenneth Murphy[5] 10/13/63 Vice President and Anti–Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000–present). Formerly, Director, John Hancock Signature Services (1992–2001); Senior Manager, Prudential Mutual Fund Services (1987–1992).

Charles A. Rizzo[5] 8/5/57 Treasurer since 2002	Director, Deutsche Asset Management (April 2000 to present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998–1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993–1998).

Daniel O. Hirsch 3/27/54 Secretary since 1999	Managing Director, Deutsche Asset Management (2002–present) and Director, Deutsche Global Funds Ltd. (2002–present). Formerly, Director, Deutsche Asset Management (1999–2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998–1999); Assistant General Counsel, United States Securities and Exchange Commission (1993–1998).

[1]	Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
[2]	Length of time served represents the date that each Trustee or Officer first began serving in that position with Cash Management Portfolio of which these funds are a series.
[3]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[4]	Mr. Hale is a Trustee who is an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.
[5]	Address: Two International Place, Boston, Massachusetts.

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Trustee Ownership in the Funds1

Trustee	Dollar Range of Beneficial Ownership in the Funds	Aggregate Dollar Range of Ownership as of December 31, 2002 in all Funds Overseen by Trustee in the Fund Complex[2]
Independent Trustees
Richard R. Burt	None	Over $100,000
S. Leland Dill	None	Over $100,000
Martin J. Gruber	None	$10,001-$50,000
Joseph R. Hardiman	None	Over $100,000
Richard J. Herring	None	$50,001-$100,000
Graham E. Jones	None	Over $100,000
Rebecca W. Rimel	None	Over $100,000
Philip Saunders, Jr.	None	Over $100,000
William N. Searcy	None	$1 to $10,000
Robert H. Wadsworth	None	Over $100,000

Interested Trustee
Richard T. Hale	None	Over $100,000

1.	The amount shown includes share equivalents of funds which the board member is deemed to be invested pursuant to the Fund’s deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.
2.	Securities beneficially owned as defined under the 1934 Act include direct and or indirect ownership of securities where the trustee’s economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1–$10,000, $10,001–$50,000, $50,001–$100,000, over $100,000.

Ownership In Securities of DeAM, Inc. and Related Companies

As reported to the Portfolio, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Portfolio and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund Complex (including Deutsche Bank AG).

Trustee	Owner and Relationship to Trustee	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis
Richard R. Burt	N/A
S. Leland Dill	N/A
Martin J. Gruber	N/A
Joseph R. Hardiman	N/A
Richard J. Herring	N/A
Graham E. Jones	N/A
Rebecca W. Rimel	N/A
Philip Saunders, Jr.	N/A
William N. Searcy	N/A
Robert H. Wadsworth	N/A

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Remuneration. Officers of the Portfolio receive no direct remuneration from the Portfolio. Officers and Trustees of the Portfolio who are officers or Trustees of DeAM, Inc. may be considered to have received remuneration indirectly. As compensation for his or her services, each Non-Interested Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. IN addition, the Chairman of the Fund Complex’s Audit Committee and Executive Committee receive an annual fee for their services. Payment of such fees and expenses is allocation among all such funds described above in direct proportion to their relative net assets.

Members of the Board of Trustees who are employees of DeAM, Inc. of its affiliates receive no direct compensation from either Fund, although they are compensated as employees of DeAM, Inc., or its affiliates, and as a result may be deemed to participate in fees paid by either Fund or Portfolio. The following table shows compensation received by each Trustee of the Portfolio and aggregate compensation from the Fund Complex during calendar year 2002.

Trustee Compensation Table

Name of Trustee	Aggregate Compensation from Portfolio*	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Total Compensation from the Portfolio and the Fund Complex (1)
Harry Van Benschoten (3)	$824	—	$33,750
Charles P. Biggar (3)	$824	—	$33,832
Richard R. Burt	$13,882	—	$124,500
S. Leland Dill	$15,275	—	$102,250
Martin J. Gruber	$14,706	—	$109,000
Richard T. Hale	$0	—	$0
Joseph R. Hardiman (2)	$13,882	—	$96,000
Richard J. Herring	$14,706	—	$99,750
Graham E. Jones	$13,882	—	$80,500
Bruce E. Langton (3)	$824	—	$33,832
Rebecca W. Rimel (2)	$13,882	—	$96,000
Philip Saunders, Jr. (2)	$14,706	—	$99,750
William N. Searcy	$13,882	—	$83,500
Robert H. Wadsworth	$13,882	—	$126,000
Richard T. Hale	—	—	—

(1)	During calendar year 2002, the total number of funds in the Fund Complex was 198. During calendar year 2002, the total number of funds overseen by each Trustee was 84 except for Messrs. Benschoten (42 funds), Biggar (42 funds), Burt (86 funds), Gruber (85 funds), Hale (198 funds), Hardiman (82 funds), Langton (42 funds) and Wadsworth (87 funds).
(2)	Of the amounts payment to Ms. Rimel and Messrs. Hardiman and Saunders, $13,882, $6,979 and $4,551, respectively, was deferred pursuant to a deferred compensation plan.
(3)	No longer Trustees as of July 30, 2002.

As of April 1, 2003, the Trustees and Officers of the Portfolio owned in the aggregate less than 1% of the shares of the Portfolio.

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PROFUND ADVISORS LLC

Under an investment advisory agreement between the Trust, on behalf of each ProFund, and the Advisor dated October, 1997 and amended and restated as of February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24, 2000, December 8, 2000, January 26, 2001, May 1, 2001, September 1, 2001, May 1, 2002 and September 24, 2002 (the “Agreement” or “Advisory Agreement”), each non-money market ProFund, except the OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund, pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets (Europe 30 ProFund, formerly UltraEurope ProFund, paid the Advisor a fee at an annualized rate of 0.90% of its average daily net assets prior to September 4, 2001). OTC ProFund, U.S. Government Plus ProFund and UltraJapan ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.50% and 0.90%, respectively, of its average daily net assets. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor is a limited liability company whose members are Michael L. Sapir, Louis M. Mayberg and William E. Seale, Ph.D. who may be deemed to control the Advisor. The Advisor’s address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

The Board last approved the Advisory Agreement at a meeting held on September 24, 2003. In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

•	The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies;

•	The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds and the ProFunds’ historic performance, including the success of the ProFunds in tracking benchmarks and achieving stated investment objectives;

•	The Advisor’s entrepreneurial commitment to the management of the ProFunds and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisor’s assets to the successful operation of the ProFunds;

•	The Advisor’s representations regarding its staffing and capabilities to manage the ProFunds, including the retention of personnel with relevant portfolio management experience; and

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors.

In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of the each ProFund and its shareholders.

Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement between the Trust, on behalf of Money Market ProFund, and ProFund Advisors under which ProFund Advisors serves as investment advisor of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisers directly invests the assets of Money Market ProFund.

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For the fiscal years ended December 31, 2000, 2001 and 2002, the Advisor was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the ProFunds:

	ADVISORY FEES FYE 12/31
	2000		2001		2002
	Earned	Waived	Earned	Waived	Earned	Waived
Bull ProFund	$490,079	-0-	$225,673	-0-	$446,581	-0-
Mid-Cap ProFund	N/A	N/A	3,136	3,136	72,748	40,198
Small-Cap ProFund	N/A	N/A	24,422	-0-	138,533	5,028
OTC ProFund	22,544	-0-	51,745	25,233	157,606	-0-
Large-Cap Value ProFund	N/A	N/A	N/A	N/A	57,126	-0-
Large-Cap Growth ProFund	N/A	N/A	N/A	N/A	47,065	-0-
Mid-Cap Value ProFund	N/A	N/A	12,941	8,797	128,704	16,115
Mid-Cap Growth ProFund	N/A	N/A	20,637	-0-	38,002	33,622
Small-Cap Value ProFund	N/A	N/A	32,481	-0-	252,240	7,731
Small-Cap Growth ProFund	N/A	N/A	8,736	8,736	55,223	34,520
Europe 30 ProFund	66,373	66,373	44,369	44,369	33,027	15,576
UltraBull ProFund	1,396,815	-0-	777,346	-0-	531,275	-0-
UltraMid-Cap ProFund	198,179	-0-	299,678	-0-	281,589	38,138
UltraSmall-Cap ProFund	264,648	72,542	311,616	20,996	339,984	-0-
UltraDow 30	N/A	N/A	N/A	N/A	16,274	9,353
UltraOTC ProFund	9,026,371	-0-	2,888,714	-0-	1,849,647	-0-
UltraJapan ProFund	34,389	21,932	50,838	20,194	88,212	32,276
Bear ProFund	51,733	13,458	114,121	-0-	304,545	-0-
Short Small-Cap ProFund	N/A	N/A	N/A	N/A	364,165	-0-
Short OTC ProFund	N/A	N/A	N/A	N/A	40,066	7,838
UltraBear ProFund	316,582	-0-	369,832	-0-	855,202	-0-
UltraShort OTC ProFund	512,256	-0-	481,769	-0-	973,472	-0-
Banks UltraSector ProFund	N/A	N/A	3,045	3,045	27,944	27,944
Basic Materials UltraSector ProFund	N/A	N/A	2,365	2,365	26,206	26,206
Biotechnology UltraSector ProFund	33,012	10,881	54,966	36,038	48,469	39,209
Energy UltraSector ProFund	12,608	12,608	44,879	38,671	36,590	26,404
Financial UltraSector ProFund	33,345	10,188	76,852	41,687	36,842	27,661
Healthcare UltraSector ProFund	22,775	7,319	41,504	26,258	24,272	24,272
Internet UltraSector ProFund	5,968	5,968	19,424	19,424	55,066	17,183
Pharmaceuticals UltraSector ProFund	16,445	10,283	44,741	13,619	26,178	26,178
Precious Metals UltraSector ProFund	N/A	N/A	N/A	N/A	28,126	17,705
Real Estate UltraSector ProFund	53,294	26,081	103,772	-0-	61,354	19,545
Semiconductor UltraSector ProFund	12,275	12,275	40,688	40,688	53,830	26,048
Technology UltraSector ProFund	5,094	5,094	34,782	34,782	40,659	24,931
Telecommunications UltraSector ProFund	4,771	4,771	19,509	19,509	20,358	15,152
Utilities UltraSector ProFund	10,798	9,533	12,717	12,717	33,114	18,545
Wireless Communications UltraSector ProFund	6,448	6,448	21,820	21,820	28,535	11,098
U.S. Government Plus ProFund	N/A	N/A	N/A	N/A	17,825	9,164
Rising Rates Opportunity ProFund	N/A	N/A	N/A	N/A	42,553	-0-

Any ProFund, other than the Money Market ProFund, not appearing in the chart above had not commenced operations as of December 31, 2002.

ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares (1.70% for the U.S. Government Plus ProFund) and 2.95% (2.70% for the U.S. Government Plus ProFund) for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time.

41

The Advisor may pay, out of its own assets and at no cost to the ProFunds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the ProFunds’ shares.

DEUTSCHE ASSET MANAGEMENT, INC.

Under the terms of an investment advisory agreement (the “Advisory Agreement”) between the Portfolio and DeAM, Inc., DeAM, Inc. currently manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. DeAM, Inc. will: (i) act in strict conformity with the Portfolio’s Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio’s and/or Money Market ProFund’s investment objectives, restrictions and policies, as stated herein and in the Prospectus; (iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio. As provided for under the terms of the Advisory Agreement most recently approved by shareholders on July 30, 2002, DeAM, Inc. may, with the approval of the Portfolio’s Board of Trustees, appoint investment sub-advisers, including sub-advisers that are affiliates of DeAM, Inc., to manage the assets of the Portfolio.

DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital market companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio’s investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate’s charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc.

DeAM, Inc. bears all expenses in connection with the performance of services under the Advisory Agreement. DeAm, Inc. may pay, out of its own assets and at no cost to the Portfolio, amounts to financial intermediaries (including ProFund Advisors or another service provider to the Money Market ProFund), in connection with the provision of administrative and/or distribution services on behalf of the Portfolio. For the period ended December 31, 2002, DeAm voluntarily reimbursed certain expenses of the Money Market ProFund in the approximate amount of $262,500. Money Market ProFund and the Portfolio bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or Portfolio who are not officers, directors or employees of DeAM, Inc., the Advisor, the administrator or any of their affiliates; SEC fees and state Blue Sky qualification fees, if any; administrative and services fees; certain insurance premiums, outside auditing and legal expenses, and costs of maintenance of corporate existence; costs attributable to investor services, including without limitation, telephone and personnel expenses; and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders’ reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

For the fiscal years ended December 31, 2000, and 2001, Banker’s Trust, the investment advisor to the Portfolio prior to DeAM, Inc., earned $12,843,718 and $14,288,809, respectively, in compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust, reimbursed $1,881,361 and $2,046,136, respectively, to the Portfolio to cover expenses.

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DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Portfolio is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate.

CODES OF ETHICS

The Trust, the Advisor, and ProFunds Distributors, Inc. (the “Distributor”) each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund; however, such transactions are reported on a regular basis. The Codes are on file with the SEC and are available to the public.

ADMINISTRATOR, TRANSFER AGENT and FUND ACCOUNTING AGENT

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), an indirect wholly-owned subsidiary of The BISYS Group, Inc., acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under Federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.

The Trust, as of January 1, 2001, pays BISYS an annual fee, for its services as Administrator, based on the aggregate average daily net assets of all series of the Trust. This fee ranges from 0.05% of aggregate average daily net assets of $0 to $2 billion to 0.02% of aggregate average daily net assets of $10 billion and over, on an annual basis. Prior to January 1, 2001, the Trust paid BISYS a fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over, on an annual basis.

BISYS Funds Services, Inc. (“BFSI”), an affiliate of BISYS, acts as transfer agent and fund accounting agent for each series of the Trust, for which BISYS receives additional fees. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

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For the fiscal years ended December 31, 2000, 2001 and 2002, BISYS, as Administrator, was paid administration fees in the following amounts for each of the ProFunds:

	ADMINISTRATION FEES FYE 12/31
	2000	2001	2002
Bull ProFund	$57,115	$16,430	$30,715
Mid-Cap ProFund	N/A	56	4,730
Small-Cap ProFund	N/A	692	8,425
OTC ProFund	2,944	4,108	11,392
Large-Cap Value ProFund	N/A	N/A	N/A
Large-Cap Growth ProFund	N/A	N/A	N/A
Mid-Cap Value ProFund	N/A	189	8,405
Mid-Cap Growth ProFund	N/A	552	2,403
Small-Cap Value ProFund	N/A	881	15,128
Small-Cap Growth ProFund	N/A	232	3,427
Europe 30 ProFund	75,000	2,854	2,305
UltraBull ProFund	163,428	58,087	37,403
UltraMid-Cap ProFund	23,673	22,165	19,866
UltraSmall-Cap ProFund	31,137	22,636	23,832
UltraDow 30 ProFund	N/A	N/A	521
UltraOTC ProFund	1,046,205	209,784	130,035
UltraJapan ProFund	3,344	3,135	5,208
Bear ProFund	6,047	8,461	21,430
Short Small-Cap ProFund	N/A	N/A	11,062
Short OTC ProFund	N/A	N/A	1,612
UltraBear ProFund	36,981	27,620	60,672
UltraShort OTC ProFund	60,183	35,887	69,246
Banks UltraSector ProFund	N/A	63	1,825
Basic Materials UltraSector ProFund	N/A	53	1,744
Biotechnology UltraSector ProFund	3,977	3,939	3,425
Energy UltraSector ProFund	1,537	3,274	2,574
Financial UltraSector ProFund	4,057	5,581	2,601
Healthcare UltraSector ProFund	2,769	2,974	1,723
Internet UltraSector ProFund	706	1,397	3,789
Pharmaceuticals UltraSector ProFund	1,998	3,187	1,835
Real Estate UltraSector ProFund	6,370	7,559	4,352
Semiconductor UltraSector ProFund	1,481	2,979	3,766
Technology UltraSector ProFund	615	2,517	2,851
Telecommunications UltraSector ProFund	578	1,442	1,400
Utilities UltraSector ProFund	1,324	911	2,303
Wireless Communications UltraSector ProFund	767	1,615	1,952
U.S. Government Plus ProFund	N/A	N/A	1,178
Rising Rates Opportunity ProFund	N/A	N/A	2,001
Money Market ProFund	291,472	207,693	190,030

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds and feeder fund management and administrative services to Money Market ProFund. These services include monitoring the performance of the underlying investment company in which Money Market ProFund invests, coordinating Money Market ProFund’s relationship with that investment company, and communicating with the Trust’s Board of Trustees and shareholders regarding such entity’s performance and Money Market ProFund’s two tier structure and, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds. Other duties and services performed by the Advisor under the Management Services Agreement include but are not limited to negotiating contractual agreements, recommending and monitoring service providers, preparing reports for the Board of Trustees regarding

44

service providers and other matters requested by the Board, providing information to financial intermediaries, and making available employees of the Advisor to serve as officers and Trustees of the Trust.

The Trust’s Board of Trustees reviews and approves the Management Services Agreement on an annual basis considering a variety of factors:

•	the fairness and reasonableness of the fees and the profitability of the Advisor’s relationship with the ProFunds,

•	the quality of the services provided,

•	the knowledge and expertise of the Advisor’s staff,

•	the Advisor’s overall reputation, resources and staffing; and

•	other factors deemed relevant at the time of approval for the Agreement.

For these services, the ProFunds pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets for all non-money market ProFunds and 0.35% of its average daily net assets for Money Market ProFund.

If the Trust’s Board of Trustees terminates Money Market ProFund’s master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors for client support and administrative services under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund.

For the fiscal years ended December 31, 2000, 2001 and 2002, the Advisor was entitled to, and voluntarily waived, management services fees in the following amounts for each of the ProFunds:

	MANAGEMENT SERVICES FEES FYE 12/31
	2000		2001		2002
	Earned	Waived	Earned	Waived	Earned	Waived
Bull ProFund	$98,017	-0-	$45,135	$39,982	$89,317	-0-
Mid-Cap ProFund	N/A	N/A	627	627	14,550	8,040
Small-Cap ProFund	N/A	N/A	4,884	-0-	27,707	1,006
OTC ProFund	4,831	-0-	11,088	11,088	33,773	-0-
Large-Cap Value ProFund	N/A	N/A	N/A	N/A	11,425	-0-
Large-Cap Growth ProFund	N/A	N/A	N/A	N/A	9,413	-0-
Mid-Cap Value ProFund	N/A	N/A	2,588	2,588	25,741	3,223
Mid-Cap Growth ProFund	N/A	N/A	4,127	-0-	7,601	6,724
Small-Cap Value ProFund	N/A	N/A	6,496	2,282	50,448	1,546
Small-Cap Growth ProFund	N/A	N/A	1,747	1,747	11,045	6,904
Europe 30 ProFund	11,062	11,062	7,568	7,568	6,605	3,115
UltraBull ProFund	279,366	-0-	155,470	-0-	106,255	-0-
UltraMid-Cap ProFund	39,636	39,347	59,936	47,269	56,318	7,628
UltraSmall-Cap ProFund	52,930	52,930	62,324	62,324	67,997	-0-
UltraDow 30 ProFund	N/A	N/A	N/A	N/A	3,255	1,871
UltraOTC ProFund	1,805,292	-0-	577,746	-0-	369,931	-0-
UltraJapan ProFund	5,732	5,732	8,473	8,473	14,702	5,379
Bear ProFund	10,347	10,347	22,824	12,767	60,909	-0-
Short Small-Cap ProFund	N/A	N/A	N/A	N/A	72,834	-0-
Short OTC ProFund	N/A	N/A	N/A	N/A	8,013	1,568
UltraBear ProFund	63,317	-0-	73,967	-0-	171,041	-0-
UltraShort OTC ProFund	102,452	-0-	96,354	-0-	194,695	-0-
Banks UltraSector ProFund	N/A	N/A	609	609	5,589	5,589
Basic Materials UltraSector ProFund	N/A	N/A	473	473	5,241	5,241
Biotechnology UltraSector ProFund	6,602	6,602	10,993	10,993	9,694	7,842
Energy UltraSector ProFund	2,522	2,522	8,976	8,976	7,318	5,281
Financial UltraSector ProFund	6,669	6,669	15,370	15,370	7,368	5,532
Healthcare UltraSector ProFund	4,555	4,555	8,301	8,301	4,854	4,854

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	MANAGEMENT SERVICES FEES FYE 12/31
	2000		2001		2002
	Earned	Waived	Earned	Waived	Earned	Waived
Internet UltraSector ProFund	1,194	1,194	3,885	3,885	11,013	3,437
Pharmaceuticals UltraSector ProFund	3,289	3,289	8,948	8,948	5,236	5,236
Precious Metals UltraSector ProFund	N/A	N/A	N/A	N/A	5,625	3,541
Real Estate UltraSector ProFund	10,659	10,659	20,754	5,602	12,271	3,909
Semiconductor UltraSector ProFund	2,455	2,455	8,138	8,138	10,766	5,210
Technology UltraSector ProFund	1,019	1,019	6,956	6,956	8,132	4,986
Telecommunications UltraSector ProFund	954	954	3,902	3,902	4,072	3,030
Utilities UltraSector ProFund	2,160	2,160	2,543	2,543	6,623	3,709
Wireless Communications UltraSector ProFund	1,290	1,290	4,364	4,364	5,707	2,220
U.S. Government Plus ProFund	N/A	N/A	N/A	N/A	5,348	2,749
Rising Rates Opportunity ProFund	N/A	N/A	N/A	N/A	8,511	-0-
Money Market ProFund	1,662,302	-0-	1,909,382	-0-	1,807,726	-0-

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.95% for Investor Class Shares (1.70% for the U.S. Government Plus ProFund) and 2.95% (2.70% for the U.S. Government Plus ProFund) for Service Class Shares through December 31, 2003. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time.

Investment Company Capital Corp (“ICCC” or the “Administrator”), an affiliate of DeAM, Inc. at One South Street, Baltimore, Maryland 21201, serves as the administrator to the Cash Management Portfolio in which the Money Market Profund invests all of its assets. Prior to July 1, 2001, Deutsche Bank Trust Company Americas (“DBT Co.”) served as the administrator. Under the Administration and Services Agreement with the Portfolio, the Administrator calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provide for the Portfolio to pay ICCC a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio’s average daily net assets. Under the Administration and Services Agreement, ICCC may delegate one or more of its responsibilities to others at ICCC’s expense. ICCC has delegated certain responsibilities to Scudder Fund Accounting Corporation (“SFAC”), an affiliate of the Portfolio’s advisor. SFAC is located at Two International Place, Boston, Massachusetts, 02110-4103. SFAC hired State Street Bank and Trust Company as a sub-agent that performs fund accounting and administration services under the fund accounting agreement and under the Administration and Services Agreement.

Under the Administration and Services Agreement, ICCC is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deems necessary for the proper administration for the Portfolio. ICCC will generally assist in all aspects of the Portfolio’s operations; supply and maintain office facilities (which may be in ICCC’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Portfolio’s Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

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For the fiscal year ended December 31, 2002, ICCC earned $5,337,022 as compensation for administrative and other services provided to the Portfolio. For the period July 1, 2001 through December 31, 2001, ICCC earned $2,511,797 as compensation for administrative and other services provided to the Portfolio.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $2,251,139 as compensation for administrative and other services provided to the Portfolio. For the fiscal year ended December 31, 2000, DBT Co. earned $4,281,239 as compensation for administrative and other services provided to the Portfolio.

CUSTODIANS

UMB Bank, N.A. acts as custodian to the ProFunds. UMB Bank, N.A.’s address is 928 Grand Avenue, Kansas City, Missouri, 64106. State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110, acts as custodian to the Portfolio.

For each of the ProFunds, the applicable custodian, among other things, maintains a custody account or accounts in the name of each ProFund; receives and delivers all assets for each ProFund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each ProFund and pays all expenses of the ProFunds. For its services, each custodian receives an asset-based fee.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as independent accountants to the ProFunds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

Ropes & Gray LLP serves as counsel to the ProFunds. The firm’s address is One International Place, Boston, MA 02110-2624.

DISTRIBUTOR

ProFunds Distributors, Inc., an affiliate of BISYS, serves as the distributor and principal underwriter in all fifty states and the District of Columbia. ProFunds Distributors, Inc. receives no compensation from the ProFunds for serving as distributor. ProFunds Distributors, Inc.’s address is 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTION AND SERVICE (12b-1) PLAN

The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers (“Authorized Firms”) up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class Shares as reimbursement or compensation for distribution-related activities with respect to Service Class Shares and shareholder services. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class Shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

On October 23, 2002, the Board of Trustees determined that, in light of market conditions (including the historically low Federal funds rate) it was in the best interests of the Money Market ProFund to reduce the accrual

47

under the Distribution and Service Plan for the Money Market ProFund by up to 1.00% (“Accrual Reduction”) until further notice. The Advisor, ProFunds Distributors, Inc., other service providers or their affiliates, may utilize their own resources to finance distribution or service activities on behalf of the ProFunds for distribution related activities or the provision of shareholder services not otherwise covered by the Plan. To the extent that the Trustees may direct that accrual/collection of fees under the Plan be reduced or eliminated from time to time, ProFund Advisors, ProFunds Distributors, Inc or DeAM, Inc. may agree, in their sole discretion, to fund the resulting shortfall in Plan payments to financial intermediaries.

The Distribution and Service Plan is operated as a “compensation” plan, as payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution and Service Plan in connection with their annual consideration of the Distribution and Service Plan’s renewal. The Distribution and Service Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of ProFunds Distributors, Inc., securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing sales and marketing materials; (5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders; (7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts; (9) answering questions and handling correspondence for individual accounts; (10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment “sweep” functions; and (13) furnishing investment advisory services.

The Distribution and Service Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Class Shares of the affected ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Class Shares of the affected ProFund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the ProFunds and holders of Service Class Shares of the ProFunds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

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For the fiscal year ended December 31, 2002, each of the following ProFunds paid fees under the Plans to authorized financial intermediaries, in the following amounts:

	PLAN FEES FYE 12/31/02
	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker- Dealers	Other	Approximate Total Amount Spent With Respect to Each Fund
Bull ProFund	$-0-	$-0-	$196,414	$-0-	$196,414
Mid-Cap ProFund	-0-	-0-	39,293	-0-	39,293
Small-Cap ProFund	-0-	-0-	65,557	-0-	65,557
OTC ProFund	-0-	-0-	18,354	-0-	18,354
Large-Cap Value	-0-	-0-	13,553	-0-	13,553
Large-Cap Growth	-0-	-0-	20,401	-0-	20,401
Mid-Cap Value ProFund	-0-	-0-	78,038	-0-	78,038
Mid-Cap Growth ProFund	-0-	-0-	21,169	-0-	21,169
Small-Cap Value ProFund	-0-	-0-	111,145	-0-	111,145
Small-Cap Growth ProFund	-0-	-0-	28,189	-0-	28,189
Europe 30 ProFund	-0-	-0-	-0-	-0-	-0-
UltraBull ProFund	-0-	-0-	100,186	-0-	100,186

	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker- Dealers	Other	Approximate Total Amount Spent With Respect to Each Fund
UltraSmall-Cap ProFund	-0-	-0-	42,214	-0-	42,214
UltraDow 30	-0-	-0-	3,904	-0-	3,904
UltraOTC ProFund	-0-	-0-	152,184	-0-	152,184
UltraJapan ProFund	-0-	-0-	29,671	-0-	29,671
Bear ProFund	-0-	-0-	117,197	-0-	117,197
Short Small-Cap ProFund	-0-	-0-	57,576	-0-	57,576
Short OTC ProFund	-0-	-0-	20,421	-0-	20,421
UltraBear ProFund	-0-	-0-	105,204	-0-	105,204
UltraShort OTC ProFund	-0-	-0-	71,224	-0-	71,224
Banks UltraSector ProFund	-0-	-0-	2,045	-0-	2,045
Basic Materials UltraSector ProFund	-0-	-0-	5,499	-0-	5,499
Biotechnology UltraSector ProFund	-0-	-0-	6,093	-0-	6,093
Energy UltraSector ProFund	-0-	-0-	7,429	-0-	7,429
Financial UltraSector ProFund	-0-	-0-	6,288	-0-	6,288
Healthcare UltraSector ProFund	-0-	-0-	1,834	-0-	1,834
Internet UltraSector ProFund	-0-	-0-	4,599	-0-	4,599
Pharmaceuticals UltraSector ProFund	-0-	-0-	3,107	-0-	3,107
Precious Metals UltraSector ProFund	-0-	-0-	7,223	-0-	7,223
Real Estate UltraSector ProFund	-0-	-0-	23,258	-0-	23,258
Semiconductor UltraSector ProFund	-0-	-0-	6,371	-0-	6,371
Technology UltraSector ProFund	-0-	-0-	990	-0-	990
Telecommunications UltraSector ProFund	-0-	-0-	1,512	-0-	1,512
Utilities UltraSector ProFund	-0-	-0-	7,461	-0-	7,461
Wireless Communications UltraSector ProFund	-0-	-0-	4,283	-0-	4,283
U.S. Government Plus ProFund	-0-	-0-	16,611	-0-	16,611
Rising Rates Opportunity ProFund	-0-	-0-	22,591	-0-	22,591
Money Market ProFund	-0-	-0-	1,029,558	-0-	1,029,558

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

ADMINISTRATIVE SERVICES

The ProFunds may participate in “fund supermarkets” and other programs in which a third-party financial intermediary maintains records of beneficial or indirect ownership interests in the ProFunds. These programs include any type of arrangement through which investors have a beneficial or indirect ownership interest in the ProFunds via omnibus accounts, common or collective trust funds, employee benefit plan trusts or similar arrangements (each a “financial intermediary account”). Under these programs, the Trust, on behalf of the ProFunds, may enter into the administrative services agreements with financial intermediaries pursuant to which financial intermediaries will provide administrative services with respect to the ProFunds. These services may

49

include, but are not limited to: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. Depending on the arrangements, the ProFunds and/or the Advisor may compensate such financial intermediaries or their agents directly or indirectly for such administrative services. For the fiscal year ended December 31, 2002, the Advisor paid, out of its own resources, amounts associated with administrative services.

For these services, the Trust may pay each financial intermediary (i) a fee based on average daily net assets of each ProFund that are invested in such ProFund through the financial intermediary account, and/or (ii) an annual fee that may vary depending upon the assets in the financial intermediary account. The financial intermediary may impose other account or service charges to a ProFund or directly on account holders. Please refer to information provided by the financial intermediary for additional information regarding such charges.

For the fiscal years ended December 31, 2000, 2001 and 2002, each ProFund listed below paid the following administrative services fees:

	ADMINISTRATIVE SERVICE FEES FYE 12/31
	2000	2001	2002
Bull ProFund	$-0-	$21,177	$93,217
Mid-Cap ProFund	-0-	299	13,723
Small-Cap ProFund	-0-	4,377	14,142
OTC ProFund	10	1,088	51,648
Large-Cap Value ProFund	-0-	-0-	15,331
Large-Cap Growth ProFund	-0-	-0-	12,500
Mid-Cap Value ProFund	-0-	314	10,259
Mid-Cap Growth ProFund	-0-	379	2,569
Small-Cap Value ProFund	-0-	1,791	21,721
Small-Cap Growth ProFund	-0-	1,050	13,308
Europe 30 ProFund	-0-	1,002	5,396
UltraBull ProFund	2,149	51,591	73,900
UltraMid-Cap ProFund	1,033	31,042	32,584
UltraSmall-Cap ProFund	1,178	24,035	20,931
UltraDow 30	-0-	-0-	2,008
UltraOTC ProFund	10,117	314,376	334,122
UltraJapan ProFund	6	2,260	18,043
Bear ProFund	26	8,724	61,718
Short Small-Cap ProFund	-0-	-0-	60,398
Short OTC ProFund	-0-	-0-	2,377
UltraBear ProFund	228	35,469	163,195
UltraShort OTC ProFund	1,612	65,108	196,942
Banks UltraSector ProFund	-0-	125	2,213
Basic Materials UltraSector ProFund	-0-	127	1,837
Biotechnology UltraSector ProFund	21	8,837	6,077
Energy UltraSector ProFund	17	3,757	4,688
Financial UltraSector ProFund	53	6,839	5,255
Healthcare UltraSector ProFund	25	8,707	4,726
Internet UltraSector ProFund	-0-	2,107	5,080
Pharmaceuticals UltraSector ProFund	135	11,900	4,282
Precious Metals UltraSector ProFund	-0-	-0-	1,818
Real Estate UltraSector ProFund	136	4,830	3,138
Semiconductor UltraSector ProFund	1	3,653	9,357
Technology UltraSector ProFund	46	2,381	4,338
Telecommunications UltraSector ProFund	-0-	1,206	2,379
Utilities UltraSector ProFund	5	694	3,421
Wireless Communications UltraSector ProFund	2	1,392	2,516
U.S. Government Plus ProFund	-0-	-0-	1,591
Rising Rates Opportunity ProFund	-0-	-0-	4,530
Money Market ProFund	8,428	8,423	7,730

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

50

COSTS AND EXPENSES

Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include, without limitation: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees’ fees and expenses.

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

ProFunds (the “Trust”) is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware statutory trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future. Each ProFund offers two classes of shares: the Service Class Shares and the Investor Class Shares.

All shares of the ProFunds are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

51

CAPITALIZATION

As of April 1, 2003, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of a ProFund (or class of shares thereof) except as set forth below (ProFunds are listed in alphabetical order):

Fund/Class	Total Shares	Percent
BANKS-INV NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	8980.469	44.76%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041-999	4777.234	23.81%

PAUL M PRUSKY 25 E ATHENS AVE ARDMORE PA 19003	1333.286	6.65%

BANKS-SVC SCOTTRADE INC FBO CANDACE R KWIATEK IRA P O BOX 31759 ST LOUIS MO 631310759	776.995	58.08%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	260.589	19.48%

MARYLIN J MUZNY 720 N ARMISTEAD ST ALEXANDRIA VA 22312	95.175	7.11%

DAVID DRUMMOND 6697 MAJESTIC WAY CARPENTERSVILLE IL 60110	86.48	6.46%

BASIC MATERIALS-INV BEAR STEARNS SECURITIES CORP FBO 102-28493-17 1 METROTECH CENTER NORTH BROOKLYN NY 11201-3859 020	29797.072	49.05%

PFPC FBO LPL SUPERMARKET PROGRAM 760 MOORE RD C/O KOP-LPL KING OF PRUSSIA PA 19406	18298.128	30.12%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	3531.356	5.81%

52

Fund/Class	Total Shares	Percent
BASIC MATERIALS-SVC TRUST COMPANY OF AMERICA PO BOX 6503 FBO 60 ENGLEWOOD CO 80155	520.899	34.18%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	262.707	17.24%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	247.683	16.25%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	138.552	9.09%

LEGG MASON WOOD WALKER INC FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 100 LIGHT ST ATTN SURPAS BALTIMORE MD 212031476	117.004	7.68%

JAMES PADGITT 765 HIGHLAND GROVE DR BUFFALO GROVE IL 60089	98.582	6.47%

MARYLIN J MUZNY 720 N ARMISTEAD ST ALEXANDRIA VA 22312	92.645	6.08%

BEAR-INV CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	320946.58	39.01%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	199519.141	24.25%

FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	101409.363	12.33%

53

Fund/Class	Total Shares	Percent
BEAR-SVC RESOURCES TRUST COMPANY CUST MARILYN D GILLASPY P O BOX 5900 DENVER CO 80217	41775.419	22.77%

FIRST TRUST CORPORATION PO BOX 173736 DENVER CO 802173736	26064.269	14.20%

AMERITRADE INC PO BOX 2226 OMAHA NE 681032226	24088.395	13.13%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	22942.085	12.50%

BIOTECHNOLOGY-INV NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	67042.543	30.02%

BEAR STEARNS SECURITIES CORP FBO 102-28493-17 1 METROTECH CENTER NORTH BROOKLYN NY 11201-3859 020	23540.57	10.54%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	22196.605	9.94%

ABN AMRO INCORPORATED MARKET MATH SECTOR 55 EAST 52ND STREET NEW YORK NY 10055	18694.256	8.37%

BIOTECHNOLOGY-SVC TRUST COMPANY OF AMERICA 75 7103 S REVERE PKY ENGLEWOOD CO 80112	83363.531	82.17%

54

Fund/Class	Total Shares	Percent
BULL-INV NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	245188.54	26.86%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	216786.174	23.75%

IMS & CO PO BOX 3865 ENGLEWOOD CO 80155	207857.302	22.77%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	57123.341	6.26%

BULL-SVC NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	20686.678	18.88%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	14259.463	13.01%

TRUST COMPANY OF AMERICA PO BOX 6503 FBO 75 ENGLEWOOD CO 80155	14128.85	12.89%

PLATINUM PLUS FUND LP 103 BRISTOL DR SEVEN FIELDS PA 16046	12925.717	11.79%

FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX NO 140 DENVER CO 80217	5969.815	5.45%

55

Fund/Class	Total Shares	Percent
ENERGY-INV BEAR STEARNS SECURITIES CORP FBO 102-28493-17 1 METROTECH CENTER NORTH BROOKLYN NY 11201-3859 020	63183.639	23.66%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	34543.856	12.94%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	33132.424	12.41%

VALUE INVESTORS LIMITED PARTNERSHIP 225 MAIN STREET WESTPORT CT 06880	29965.753	11.22%

FUND INVESTORS LIMITED PARTNERS 225 MAIN STREET WESTPORT CT 06880	29965.753	11.22%

ENERGY-SVC BLUSH & CO PO BOX 976 NEW YORK NY 10268	6359.466	22.10%

TRUSTLYNX & CO P O BOX 173736 ATTN DATALYNX NO T26 DENVER CO 802173736	5367.477	18.65%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	4021.246	13.97%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	3069.764	10.67%

SCOTTRADE INC FOR BENEFIT OF SCOTTRADE INC TR FB P O BOX 31759 271446487 ST LOUIS MO 63131	2863.327	9.95%

EUROPE 30-INV BREHOF LLC 20 NORTH WACKER DR CHICAGO IL 60606	281926.052	76.96%

56

Fund/Class	Total Shares	Percent
EUROPE 30-SVC BNY CLEARING SERVICES LLC A C 7326-5362 111 EAST KILBOURN AVENUE MILWAUKEE WI 53202	3210.32	23.53%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	2932.16	21.49%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	2408.729	17.66%

FINANCIAL-INV BEAR STEARNS SECURITIES CORP FBO 102-28493-17 1 METROTECH CENTER NORTH BROOKLYN NY 11201-3859 020	42185.581	23.84%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	41323.463	23.35%

ABN AMRO INCORPORATED MARKET MATH SECTOR 55 EAST 52ND STREET NEW YORK NY 10055	29119.032	16.46%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	19713.749	11.14%

FINANCIAL-SVC FIRST CLEARING CORPORATION A C 3230-9378 5790 N A1A UNIT 2A MARILYN J FISHER REVOCABLE TR VERO BEACH FL 329631052	2862.469	15.47%

STEPHEN M CREER 164 GLENGARY PLACE CASTLE ROCK CO 80104	1991.553	10.76%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	1877.307	10.14%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	1685.295	9.11%

57

Fund/Class	Total Shares	Percent
FINANCIAL-SVC (cont’d) BNY CLEARING SERVICES LLC A C 1949-8942 111 EAST KILBOURN AVENUE MILWAUKEE WI 53202	1606.6	8.68%

SCOTTRADE INC FOR BENEFIT OF CANDACE R KWIATEK P O BOX 31759 140462587 ST LOUIS MO 63131	1399.155	7.56%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	1039.96	5.62%

HEALTHCARE-INV ABN AMRO INCORPORATED MARKET MATH SECTOR 55 EAST 52ND STREET NEW YORK NY 10055	50182.149	30.05%

CIBC WORLD MARKETS CORP FBO 033-30780-12 CHURCH STREET STATION NEW YORK NY 10008-3484 037	37752.414	22.61%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	18571.475	11.12%

HEALTHCARE-SVC TRUST COMPANY OF AMERICA 75 7103 S REVERE PKY ENGLEWOOD CO 80112	34498.152	76.97%

INTERNET-INV FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	78278.69	34.41%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	51574.786	22.67%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	34925.101	15.35%

58

Fund/Class	Total Shares	Percent
INTERNET-INV (cont’d) SCOTTRADE INC FBO JEFFERY S DANIELS P O BOX 31759 ST LOUIS MO 631310759	13432.174	5.90%

AMERITRADE INC PO BOX 2226 OMAHA NE 681032226	11635.528	5.11%

INTERNET-SVC NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	9114.276	45.85%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	6398.359	32.18%

LARGE-CAP GROWTH-INV IMS & CO PO BOX 3865 ENGLEWOOD CO 80155	1477389.942	60.98%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	264360.615	10.91%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	183770.092	7.58%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	169884.852	7.01%

LARGE-CAP GROWTH-SVC TRUST COMPANY OF AMERICA 75 7103 S REVERE PKY ENGLEWOOD CO 80112	73847.426	93.19%

LARGE-CAP VALUE-INV FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	67794.862	90.08%

59

Fund/Class	Total Shares	Percent
LARGE-CAP VALUE-SVC FTC & CO P O BOX 173736 ATTN DATALYNX 043 DENVER CO 802173736	218.04	31.21%

CHRISTINE A WATKINS 17825 HOLIDAY DR MORGAN HILL CA 95037	161.017	23.05%

DAVID DRUMMOND 6697 MAJESTIC WAY CARPENTERSVILLE IL 60110	141.411	20.24%

RICHARD STATZ 18-2 WILLOW BRIDGE WAY BLOOMINGDALE IL 60108	79.151	11.33%

MID-CAP GROWTH-INV CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	68413.854	47.64%

FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	43671.825	30.41%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	28241.726	19.67%

MID-CAP GROWTH-SVC H C CRAIN SHIRLEY A CRAIN P O BOX 11373 FORT SMITH AR 72917	24411.798	29.36%

JOHN A MEYER DONNA G MEYER 4401 SPRING CLIFF LOOP ROGERS AR 72756	9411.4	11.32%

FTC & CO ATTN DATALYNX 180 PO BOX 173736 DENVER CO 802173736	7358.468	8.85%

60

Fund/Class	Total Shares	Percent
MID-CAP VALUE-INV FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	7069.128	29.12%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	3110.531	12.82%

SCOTTRADE INC FBO BETTY M LARSON TR P O BOX 31759 ST LOUIS MO 631310759	2068.252	8.52%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	1974.605	8.14%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	1564.767	6.45%

PROFUND ADVISORS LLC 7900 WISCONSIN AVE BETHESDA MD 20814	1469.728	6.06%

MANESH J SHAH 4819 W WICKFORD BLOOMFIELD MI 48302	1393.69	5.74%

MID-CAP VALUE-SVC MILLENNIUM TRUST COMPANY LLC FUNDS 966 15255 S 94TH AVE ORLAND PARK IL 604623897	16033.674	97.06%

MID-CAP-INV FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	61592.374	61.25%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	23477.003	23.35%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	10724.244	10.66%

61

MID-CAP-SVC TRUST COMPANY OF AMERICA BAY-71 PO BOX 6503 ENGLEWOOD CO 80155	51978.101	54.43%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	32122.715	33.64%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	11172.948	11.70%

MONEY MARKET-INV MFI PARTNERS 25 E ATHENS AVE ARDMORE PA 19003	29120928.359	6.64%

MONEY MARKET-SVC TRUST COMPANY OF AMERICA 60 PO BOX 6503 ENGLEWOOD CO 80155	30706050.039	23.58%

PENSCO PENSION SERVICES INC FBO IRA KANTER 3RD FLOOR 250 MONTGOMERY STREET SAN FRANCISCO CA 94104	16953624.665	13.02%

OTC-INV IMS & CO PO BOX 3865 ENGLEWOOD CO 80155	1209379.224	45.42%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	414654.493	15.57%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	228287.865	8.57%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	193220.069	7.26%

62

Fund/Class	Total Shares	Percent
OTC-SVC TRUST COMPANY OF AMERICA 72 PO BOX 6503 ENGLEWOOD CO 80155	64345.831	36.26%

FIRST TRUST CORPORATION PO BOX 173736 DENVER CO 802173736	47699.083	26.88%

H C CRAIN SHIRLEY A CRAIN P O BOX 11373 FORT SMITH AR 72917	16067.575	9.05%

PHARMACEUTICALS-INV NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	85482.896	28.37%

BEAR STEARNS SECURITIES CORP FBO 102-28493-17 1 METROTECH CENTER NORTH BROOKLYN NY 11201-3859 020	57553.734	19.10%

ABN AMRO INCORPORATED MARKET MATH SECTOR 55 EAST 52ND STREET NEW YORK NY 10055	49468.085	16.42%

SEMA CO 95400141 12E 49TH ST 41ST FL NEW YORK NY 10017	28100	9.32%

JAMES A GILLIGAN JULIE J GILLIGAN 303 KICKERILLO DR HOUSTON TX 77079	23607.177	7.83%

PHARMACEUTICALS-SVC NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	5815.647	25.07%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	4138.436	17.84%

NADEEN PASTMAN 379 GLENBROOK DRIVE ATLANTIS FL 33462	1537.45	6.63%

63

Fund/Class	Total Shares	Percent
PHARMACEUTICALS-SVC (cont’d) EMILE J FARGE 114 STONE GATE WAY MABLETON GA 301261976	1400.128	6.04%

E DERRICK WHEELER 1085 HAVERHILL TRL LAWRENCEVILLE GA 30044	1378.038	5.94%

KENNETH BOHANNON DBP 379 GLENBROOK DR ATLANTIS FL 33462	1339.153	5.77%

PRECIOUS METALS-INV FUND INVESTORS LIMITED PARTNE 225 MAIN STREET WESTPORT CT 06880	82372.323	12.06%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	72422.53	10.60%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	45638.04	6.68%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	37026.549	5.42%

AMERITRADE INC PO BOX 2226 OMAHA NE 681032226	36574.793	5.35%

PRECIOUS METALS-SVC FTC & CO PO BOX 173736 ATTN DATALYNX 00573 DENVER CO 802173736	10268.526	49.63%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	3268.734	15.80%

BEAR STEARNS SECURITIES CORP FBO 520-47130-19 1 METROTECH CENTER NORTH BROOKLYN NY 112013859	2258	10.91%

AMERITRADE INC PO BOX 2226 OMAHA NE 681032226	1210.24	5.85%

64

Fund/Class	Total Shares	Percent
REAL ESTATE-INV BEAR STEARNS SECURITIES CORP FBO 102-28493-17 1 METROTECH CENTER NORTH BROOKLYN NY 11201-3859 020	63554.129	31.54%

CIBC WORLD MARKETS CORP FBO 033-30780-12 CHURCH STREET STATION NEW YORK NY 10008-3484 037	57825.148	28.69%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	29339.74	14.56%

REAL ESTATE-SVC TRUST COMPANY OF AMERICA PO BOX 6503 FBO 60 ENGLEWOOD CO 80155	404456.169	99.07%

RISING RATES OPPORTUNITY-INV NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	483084.154	29.74%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	262129.377	16.14%

FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	226125.936	13.92%

LEGG MASON WOOD WALKER INC FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 100 LIGHT ST ATTN SURPAS BALTIMORE MD 212031476	154546.672	9.51%

RISING RATES OPPORTUNITY-SVC TRUST COMPANY OF AMERICA PO BOX 6503 FBO 75 ENGLEWOOD CO 80155	294441.912	52.72%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	48557.885	8.69%

65

Fund/Class	Total Shares	Percent
SEMICONDUCTOR-INV BEAR STEARNS SECURITIES CORP FBO 172-20786-13 1 METROTECH CENTER NORTH BROOKLYN NY 112013859	176957.058	30.98%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	155095.943	27.15%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	61746.426	10.81%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	35253.301	6.17%

SEMICONDUCTOR-SVC PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	6531.091	28.38%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	5776.841	25.10%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	4124.502	17.92%

FTC & CO PO BOX 173736 ATTN DATALYNX 00573 DENVER CO 802173736	1553.511	6.75%

SHORT OTC-INV FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	83152.438	26.45%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	65567.156	20.86%

WILLIAM J KOPP 303 TURTLE HATCH RD NAPLES FL 34103	48134.215	15.31%

66

Fund/Class	Total Shares	Percent
SHORT OTC-INV (cont’d) CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	17345.585	5.52%

SHORT OTC-SVC TRUST COMPANY OF AMERICA 60 PO BOX 6503 ENGLEWOOD CO 80155	1339829.653	87.47%

RESOURCES TRUST COMPANY CUST MARILYN D GILLASPY P O BOX 5900 DENVER CO 80217	79715.354	5.20%

SHORT SMALL-CAP-INV NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	507481.319	86.03%

SHORT SMALL-CAP-SVC NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	8472.598	23.66%

J ANDRE WEISBROD STAAR INVESTMENT TRUST SCSF 604 MCKNIGHT PARK DR PITTSBURGH PA 15237	4112.698	11.48%

SIWEAR INC 404 KELBY ST C/O SHANGHAI INTL HOLDING FORT LEE NJ 07024	3823.405	10.68%

ANITA P WONG 8 BROOKLINE AVE EAST HANOVER NJ 07936	2768.732	7.73%

MEI YU 11 APPLE ORCHARD ROAD MOORESTOWN NJ 08057	2698.993	7.54%

SHUK KAM YEUNG-LAM 84 SAND HURST ST WILLIAMSVILLE NY 14221	2531.015	7.07%

ZIGGY Y LEUNG 33 BERNADETTE RD MORGANVILLE NJ 07751	2410.218	6.73%

67

Fund/Class	Total Shares	Percent
SHORT SMALL-CAP-SVC (cont’d) TRUST COMPANY OF AMERICA 60 PO BOX 6503 ENGLEWOOD CO 80155	2357.132	6.58%

SMALL-CAP GROWTH-INV IMS & CO PO BOX 3865 ENGLEWOOD CO 80155	710112.621	47.93%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	189748.221	12.81%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	155992.426	10.53%

FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	152288.415	10.28%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	110078.37	7.43%

DLZ CORP 401K PSP/AGG GROWTH 6000 MEMORIAL DRIVE DUBLIN OH 43017	99242.084	6.70%

SMALL-CAP GROWTH-SVC NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	65404.302	37.05%

FTC & CO ATTN DATALYNX 180 PO BOX 173736 DENVER CO 802173736	25017.652	14.17%

H C CRAIN SHIRLEY A CRAIN P O BOX 11373 FORT SMITH AR 72917	19726.062	11.17%

TRUST COMPANY OF AMERICA 75 7103 S REVERE PKY ENGLEWOOD CO 80112	13587.333	7.70%

68

Fund/Class	Total Shares	Percent
SMALL-CAP VALUE-INV NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	16701.317	44.42%

FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	11732.023	31.20%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	2763.556	7.35%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	1933.195	5.14%

SMALL-CAP VALUE-SVC MILLENNIUM TRUST COMPANY LLC FUNDS 966 15255 S 94TH AVE ORLAND PARK IL 604623897	16517.573	62.39%

TRUST COMPANY OF AMERICA 83 PO BOX 6503 ENGLEWOOD CO 80155	7675.122	28.99%

SMALL-CAP-INV FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX HOUSE DENVER CO 80217	158821.457	28.86%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	131864.445	23.96%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	131377.51	23.87%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	58674.655	10.66%

69

Fund/Class	Total Shares	Percent
SMALL-CAP-SVC FTC & CO PO BOX 173736 ATTN DATALYNX 00325 DENVER CO 802173736	281666.549	62.25%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NY NY 10041 999	53062.54	11.73%

TRUST COMPANY OF AMERICA PO BOX 6503 FBO 98 ENGLEWOOD CO 80155	52748.925	11.66%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	42696.551	9.44%

TECHNOLOGY-INV NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	72442.861	39.89%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	56079.603	30.88%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	9625.771	5.30%

TECHNOLOGY-SVC NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	4369.134	45.21%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	1449.956	15.00%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	1190.309	12.32%

FTC & CO PO BOX 173736 ATTN DATALYNX 00573 DENVER CO 802173736	730.559	7.56%

70

Fund/Class	Total Shares	Percent
TECHNOLOGY-SVC (cont’d) FIRST CLEARING CORPORATION A C 2015-5052 P O BOX 788 CHANGARIS ENTERPRISES SEP ROSEVILLE CA 956780788	604.23	6.25%

TELECOMMUNICATIONS-INV BEAR STEARNS SECURITIES CORP FBO 102-28493-17 1 METROTECH CENTER NORTH BROOKLYN NY 11201-3859 020	35353.455	52.00%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	11069.032	16.28%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	4602.746	6.77%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	3940.628	5.80%

TELECOMMUNICATIONS-SVC NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	1084.347	24.78%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	948.135	21.67%

FTC & CO PO BOX 173736 ATTN DATALYNX 00573 DENVER CO 802173736	776.889	17.75%

SCOTTRADE INC FBO JOE R CLEMENT P O BOX 31759 ST LOUIS MO 631310759	563.063	12.87%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	327.757	7.49%

J ANDRE WEISBROD STAAR INVESTMENT TRUST ACF 604 MCKNIGHT PARK DR PITTSBURGH PA 15237	270.124	6.17%

71

Fund/Class	Total Shares	Percent
U.S. GOVERNMENT PLUS-INV WALTER J LOICK RENA H LOICK 1111 BAYSHORE BLVD CLEARWATER FL 33759	7623.124	22.45%

ROBIN ODNEAL 10502 KENTFIELD PL FORT WAYNE IN 46818	4271.308	12.58%

PHILIP D COOK 1104 LISADALE CIRCLE BALTIMORE MD 21228	3495.832	10.30%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	3319.084	9.78%

JULIUS G SIDDON 1009 TOWER 1 24055 PASEO DEL LAGO W LAGUNA WOODS CA 926532678	3230.93	9.52%

SCOTTRADE INC FBO THOMAS P KEEFE P O BOX 31759 ST LOUIS MO 631310759	1735.215	5.11%

U.S. GOVERNMENT PLUS-SVC NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	16179.444	30.06%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	3331.849	6.19%

ULTRABEAR-INV CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	755098.698	25.00%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	627105.517	20.76%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	207913.52	6.88%

72

Fund/Class	Total Shares	Percent
ULTRABEAR-INV (cont’d) NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	183809.993	6.08%

ULTRABEAR-SVC NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	67420.145	29.18%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	58478.711	25.31%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	23711.545	10.26%

FISERV SECURITIES INC FAO 81168122 2005 MARKET STREET SUITE 1200 ONE COMMERCE SQUARE PHILADELPHIA PA 19103	18053.082	7.81%

AMERITRADE INC PO BOX 2226 OMAHA NE 681032226	16260.741	7.04%

ULTRABULL-INV CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	1168869.507	46.09%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	438915.726	17.31%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	153319.393	6.05%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	144001.692	5.68%

ULTRABULL-SVC NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	48726.734	11.83%

73

Fund/Class	Total Shares	Percent
ULTRABULL-SVC (cont’d) NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	46815.531	11.37%

ULTRADOW 30-INV NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	190789.393	46.48%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	42938.089	10.46%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	35016.224	8.53%

ULTRADOW 30-SVC NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	19304.542	47.56%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	6226.681	15.34%

FIRST CLEARING CORPORATION A C 7455-4177 8270 NIESSEN WAY CAMPBELL COWPERTHWAIT FAIR OAKS CA 956282758	5093.452	12.55%

BNY CLEARING SERVICES LLC A C 8688-3936 111 EAST KILBOURN AVENUE MILWAUKEE WI 53202	4976.013	12.26%

ULTRAJAPAN-INV NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	50110.96	27.49%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	28302.245	15.53%

74

Fund/Class	Total Shares	Percent
ULTRAJAPAN-INV (cont’d) BANC OF AMERICA SECURITIES LLC 118-11273-15 200 NORTH COLLEGE ST 3RD FL	27870.68	15.29%

CHARLOTTE NC 28255 AMERITRADE INC PO BOX 2226 OMAHA NE 681032226	12822.622	7.03%

ULTRAJAPAN-SVC TRUSTLYNX & CO P O BOX 173736 ATTN DATALYNX NO T26 DENVER CO 802173736	5596.133	31.52%

SHUK KAM YEUNG-LAM 84 SAND HURST ST WILLIAMSVILLE NY 14221	5384.475	30.32%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	1653.624	9.31%

YUK HING TSANG 1427 E 101TH ST BROOKLYN NY 11236	1487.348	8.38%

ULTRAMID-CAP-INV CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	185456.32	29.04%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	101729.203	15.93%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	65987.573	10.33%

BRANCH BANKING & TRUST C/F API 223 WEST NASH STREET WILSON NC 27894 CITICORP USA INC	51724.138	8.10%

AS COLL PLEDGEE OF WILSHIRE ASSOC INC ONE SAMSONE STREET 24TH FLOOR SAN FRANCISCO CA 94104	36752.137	5.75%

75

Fund/Class	Total Shares	Percent
ULTRAMID-CAP-SVC (cont’d) NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	29228.753	57.39%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	4098.491	8.05%

BNY CLEARING SERVICES LLC A C 1949-8937 111 EAST KILBOURN AVENUE MILWAUKEE WI 53202	3685.958	7.24%

FTC & CO PO BOX 173736 ATTN DATALYNX 00573 DENVER CO 802173736	3463.034	6.80%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	2767.537	5.43%

ULTRAOTC-INV CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	4681770.356	26.96%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	3216467.931	18.52%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	2158704.634	12.43%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	876806.976	5.05%

ULTRAOTC-SVC NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	332228.34	23.60%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	313780.512	22.29%

76

Fund/Class	Total Shares	Percent
ULTRAOTC-SVC (cont’d) NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	225603.146	16.03%

ULTRASHORT OTC-INV CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	610845.389	27.56%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	450869.863	20.34%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	190131.95	8.58%

PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303	124586.149	5.62%

ULTRASHORT OTC-SVC NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	24548.068	31.51%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	14064.06	18.05%

AMERITRADE INC PO BOX 2226 OMAHA NE 681032226	12099.727	15.53%

TRUSTLYNX & CO P O BOX 173736 ATTN DATALYNX NO T26 DENVER CO 802173736	4740.027	6.08%

RESOURCES TRUST COMPANY CUST MARILYN D GILLASPY P O BOX 5900 DENVER CO 80217	4345.554	5.58%

FIRST TRUST CORPORATION P O BOX 173736 ATTN DATALYNX NO 181 DENVER CO 80217	3996.676	5.13%

77

Fund/Class	Total Shares	Percent
ULTRASMALL-CAP-INV (cont’d) CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCOUNT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO CA 94104	629382.867	31.61%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	315482.001	15.85%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	295018.941	14.82%

NORMAN G FOSBACK 528 ALEXANDER PALM RD BOCA RATON FL 33432	105539.054	5.30%

ULTRASMALL-CAP-SVC TRUST COMPANY OF AMERICA FBO 98 PO BOX 6503 ENGLEWOOD CO 80155	87056.34	37.19%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	34480.024	14.73%

ULTRASMALL-CAP-SVC NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	21335.928	9.12%

TRUSTLYNX & CO P O BOX 173736 ATTN DATALYNX NO T26 DENVER CO 802173736	12922.146	5.52%

BNY CLEARING SERVICES LLC A C 7326-5362 111 EAST KILBOURN AVENUE MILWAUKEE WI 53202	11713.106	5.00%

UTILITIES-INV CIBC WORLD MARKETS CORP FBO 033-30780-12 CHURCH STREET STATION NEW YORK NY 10008-3484 037	94086.022	34.45%

78

Fund/Class	Total Shares	Percent
UTILITIES-INV (cont’d) BEAR STEARNS SECURITIES CORP FBO 102-28493-17 1 METROTECH CENTER NORTH BROOKLYN NY 11201-3859 020	79898.925	29.26%

NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	23377.49	8.56%

UTILITIES-SVC TRUST COMPANY OF AMERICA 120-QP PO BOX 6503 ENGLEWOOD CO 80155	217197.492	88.81%

WIRELESS COMMUNICATIONS-INV NATIONAL FINANCIAL SERVICES LLC THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK NY 10281	186973.361	31.28%

NATIONAL INVESTOR SERVICES FBO 097-50000-19 55 WATER STREET 32ND FLOOR NEW YORK NY 10041 999	172040.662	28.78%

ABN AMRO INCORPORATED MARKET MATH SECTOR 55 EAST 52ND STREET NEW YORK NY 10055	44264.706	7.41%

WIRELESS COMMUNICATIONS-SVC TRUST COMPANY OF AMERICA PO BOX 6503 FBO 60 ENGLEWOOD CO 80155	1830245.831	98.00%

A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund (or class of shares thereof) may be deemed a “control person” (as defined in the 1940 Act) of the ProFund and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund.

79

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each of the ProFunds intends to be taxed each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund’s assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

If, in any taxable year, a ProFund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the ProFund in computing its taxable income. In addition, the ProFund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends ( which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as long-term capital gains. If a ProFund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the ProFund failed to qualify as a RIC for a period greater than one taxable year, the ProFund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the ProFund had been liquidated) in order to qualify as a RIC in a subsequent year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during

80

January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

MARKET DISCOUNT

If a ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount”. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

ORIGINAL ISSUE DISCOUNT

Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the ProFunds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are

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realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

Under certain circumstances, each ProFund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon each ProFund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on each ProFund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to transactions if such transaction is closed before the end of the 30th day after the close of the ProFund’s taxable year and the ProFund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed.

PASSIVE FOREIGN INVESTMENT COMPANIES

The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called “excess distribution” with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

FOREIGN TAXES

Each ProFund may be subject to certain taxes imposed by the countries in which it invests or operates. If a ProFund qualifies as a RIC and if more than 50% of the value of each ProFund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, such ProFund may elect, for U.S. federal income

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tax purposes, to treat any foreign taxes paid by the ProFund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the ProFund’s shareholders. For any year for which a ProFund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by that ProFund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. No credit may be claimed with respect to ProFund shares that have been held less than 16 days. In any year in which it elects to “pass through” foreign taxes to shareholders, a ProFund will notify shareholders within 60 days after the close of the ProFund’s taxable year of the amount of such taxes and the sources of its income.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of each ProFund’s income flows through to its shareholders. With respect to each ProFund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from a ProFund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by each ProFund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals, and, for individuals, foreign taxes may not be deducted in computing the alternative minimum tax. If the ProFund is not eligible to make the election to “pass-through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce its investment company taxable income, and the distribution by the ProFund will be treated as U.S. source income.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

SECTION 988 GAINS OR LOSSES

Gains or losses attributable to fluctuations in exchange rates which occur between the time each ProFund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the ProFund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of each ProFund’s investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a ProFund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her ProFund shares.

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund’s shares. Capital gains dividends are not eligible for the dividends received deduction.

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Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder’s address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund’s shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

Each ProFund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. The backup withholding rate is the fourth lowest tax rate applicable to an unmarried individual, which is 30.0% in 2003. Federal tax will be withheld if (1) the shareholder fails to furnish the ProFund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the ProFund’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in

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order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund’s shares; the total return on a shareholder’s investment will not be reduced as a result of the ProFund’s distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

From time to time, each of the non-money market ProFunds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Before-Tax Performance. Except for Money Market ProFund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a ProFund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge (if any), for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of ProFund shares. The calculation of after-tax performance assumes the highest individual marginal federal income tax rates currently in effect at the time of the distribution or liquidation. The impact of taxes on the ProFunds’ distributions corresponds to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gains distribution rate for short-term capital gains distributions, and long-term capital gains distribution rate for long-term capital gains distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Standardized total return quotations will be compared separately for each of the Investor Class and Service Class Shares. Because of differences in the fees and/or expenses borne by each of the Investor Class and Service Class Shares, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

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The uniformly calculated average annual total returns for the Investor Class and Services Class Shares of each ProFund for the one year, five year and since inception periods ended December 31, 2002, were as follows:

INVESTOR CLASS SHARES

C L A S S I C    P R O F U N D S

	One Year	Five Years	Since Inception	Inception Date
Bull ProFund
Investor Class Shares				12/01/97
—Before Taxes	-25.21%	-3.84%	-3.98%
—After Taxes on Distributions	-25.21%	-3.94%	-4.09%
—After Taxes on Distributions and Sale of Shares	-15.48%	-3.03%	-3.15%

Mid-Cap ProFund
Investor Class Shares				09/04/01
—Before Taxes	-19.02%	—	-13.37%
—After Taxes on Distributions	-19.02%	—	-13.49%
—After Taxes on Distributions and Sale of Shares	-11.68%	—	-10.70%

Small-Cap ProFund
Investor Class Shares				09/04/01
—Before Taxes	-23.14%	—	-15.99%
—After Taxes on Distributions	-23.14%	—	-16.00%
—After Taxes on Distributions and Sale of Shares	-14.21%	—	-12.72%

OTC ProFund
Investor Class Shares				08/07/00
—Before Taxes	-38.57%	—	-42.34%
—After Taxes on Distributions	-38.57%	—	-42.34%
—After Taxes on Distributions and Sale of Shares	-23.68%	—	-30.79%

Mid-Cap Value ProFund
Investor Class Shares				09/04/01
—Before Taxes	-13.99%	—	-11.35%
—After Taxes on Distributions	-13.99%	—	-12.17%
—After Taxes on Distributions and Sale of Shares	-8.59%	—	-9.41%

Mid-Cap Growth ProFund
Investor Class Shares				09/04/01
—Before Taxes	-22.70%	—	-15.48%
—After Taxes on Distributions	-22.70%	—	-15.63%
—After Taxes on Distributions and Sale of Shares	-13.94%	—	-12.37%

Small-Cap Value ProFund
Investor Class Shares				09/04/01
—Before Taxes	-18.43%	—	-13.53%
—After Taxes on Distributions	-18.43%	—	-13.67%
—After Taxes on Distributions and Sale of Shares	-11.32%	—	-10.83%

Small-Cap Growth ProFund
Investor Class Shares				09/04/01
—Before Taxes	-19.64%	—	-12.77%
—After Taxes on Distributions	-22.50%	—	-15.41%
—After Taxes on Distributions and Sale of Shares	-12.06%	—	-11.41%

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Europe 30 ProFund
Investor Class Shares				03/15/99
—Before Taxes	-25.28%	—	-22.60%
—After Taxes on Distributions	-25.28%	—	-24.00%
—After Taxes on Distributions and Sale of Shares	-15.52%	—	-16.67%

U L T R A P R O F U N D S

	One Year	Five Years	Since Inception	Inception Date
UltraBull ProFund
Investor Class Shares
—Before Taxes	-46.45%	-13.57%	-12.85%	11/27/97
—After Taxes on Distributions	-46.45%	-13.64%	-12.92%
—After Taxes on Distributions and Sale of Shares	-28.52%	-10.11%	-9.60%

UltraMid-Cap ProFund
Investor Class Shares				02/07/00
—Before Taxes	-38.18%	—	-17.88%
—After Taxes on Distributions	-38.18%	—	-17.88%
—After Taxes on Distributions and Sale of Shares	-23.44%	—	-13.72%

UltraSmall-Cap ProFund
Investor Class Shares				02/07/00
—Before Taxes	-44.30%	—	-32.46%
—After Taxes on Distributions	-44.30%	—	-32.46%
—After Taxes on Distributions and Sale of Shares	-27.20%	—	-23.70%

UltraOTC ProFund
Investor Class Shares				12/01/97
—Before Taxes	-69.42%	-25.05%	-27.31%
—After Taxes on Distributions	-69.42%	-25.63%	-27.86%
—After Taxes on Distributions and Sale of Shares	-42.63%	-15.30%	-16.61%

UltraJapan ProFund
Investor Class Shares				02/07/00
—Before Taxes	-39.80%	—	-48.24%
—After Taxes on Distributions	-39.80%	—	-48.66%
—After Taxes on Distributions and Sale of Shares	-24.44%	—	-32.56%

I N V E R S E P R O F U N D S

	One Year	Five Years	Since Inception	Inception Date
Bear ProFund
Investor Class Shares				12/30/97
—Before Taxes	20.92%	2.58%	2.58%
—After Taxes on Distributions	20.92%	0.82%	0.82%
—After Taxes on Distributions and Sale of Shares	12.84%	1.02%	1.02%

UltraBear ProFund
Investor Class Shares				12/22/97
—Before Taxes	38.11%	-2.39%	-1.68%
—After Taxes on Distributions	38.11%	-3.13%	-2.43%
—After Taxes on Distributions and Sale of Shares	23.40%	-2.34%	-1.80%

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UltraShort OTC ProFund
Investor Class Shares				06/02/98
—Before Taxes	48.56%	—	-40.67%
—After Taxes on Distributions	46.67%	—	-41.66%
—After Taxes on Distributions and Sale of Shares	29.78%	—	-24.90%

U L T R A S E C T O R P R O F U N D S

For the periods ended December 31, 2002	One Year	Five Years	Since Inception	Inception Date
Banks UltraSector ProFund
Investor Class Shares				09/04/01
—Before Taxes	-10.56%	—	-10.83%
—After Taxes on Distributions	-12.10%	—	-12.05%
—After Taxes on Distributions and Sale of Shares	-6.49%	—	-9.21%

Basic Materials UltraSector ProFund
Investor Class Shares				09/04/01
—Before Taxes	-21.17%	—	-19.33%
—After Taxes on Distributions	-21.17%	—	-19.38%
—After Taxes on Distributions and Sale of Shares	-13.00%	—	-15.38%

Biotechnology UltraSector ProFund
Investor Class Shares				06/19/00
—Before Taxes	-53.68%	—	-42.52%
—After Taxes on Distributions	-53.68%	—	-42.52%
—After Taxes on Distributions and Sale of Shares	-32.96%	—	-30.57%

Energy UltraSector ProFund
Investor Class Shares				06/19/00
—Before Taxes	-25.79%	—	-18.80%
—After Taxes on Distributions	-25.79%	—	-18.80%
—After Taxes on Distributions and Sale of Shares	-15.83%	—	-14.52%

Financial UltraSector ProFund
Investor Class Shares				06/19/00
—Before Taxes	-24.88%	—	-8.77%
—After Taxes on Distributions	-24.90%	—	-8.78%
—After Taxes on Distributions and Sale of Shares	-15.28%	—	-6.92%

Healthcare UltraSector ProFund
Investor Class Shares				06/19/00
—Before Taxes	-35.41%	—	-20.76%
—After Taxes on Distributions	-35.41%	—	-20.76%
—After Taxes on Distributions and Sale of Shares	-21.74%	—	-15.96%

Internet UltraSector ProFund
Investor Class Shares				06/19/00
—Before Taxes	-58.27%	—	-76.01%
—After Taxes on Distributions	-58.27%	—	-76.01%
—After Taxes on Distributions and Sale of Shares	-35.78%	—	-44.83%

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Pharmaceuticals UltraSector ProFund
Investor Class Shares				06/28/00
—Before Taxes	-34.89%	—	-21.86%
—After Taxes on Distributions	-34.89%	—	-21.86%
—After Taxes on Distributions and Sale of Shares	-21.42%	—	-16.77%

Real Estate UltraSector ProFund
Investor Class Shares				06/19/00
—Before Taxes	-6.82%	—	5.81%
—After Taxes on Distributions	-10.40%	—	2.27%
—After Taxes on Distributions and Sale of Shares	-4.00%	—	3.08%

Semiconductor UltraSector ProFund
Investor Class Shares				06/19/00
—Before Taxes	-70.07%	—	-67.44%
—After Taxes on Distributions	-70.07%	—	-67.44%
—After Taxes on Distributions and Sale of Shares	-43.02%	—	-42.45%

Technology UltraSector ProFund
Investor Class Shares				06/19/00
—Before Taxes	-57.06%	—	-63.12%
—After Taxes on Distributions	-57.06%	—	-63.12%
—After Taxes on Distributions and Sale of Shares	-35.03%	—	-40.89%

Telecommunications UltraSector ProFund
Investor Class Shares				06/19/00
—Before Taxes	-54.43%	—	-50.15%
—After Taxes on Distributions	-54.43%	—	-50.15%
—After Taxes on Distributions and Sale of Shares	-33.42%	—	-34.89%

Utilities UltraSector ProFund
Investor Class Shares				07/26/00
—Before Taxes	-37.00%	—	-24.32%
—After Taxes on Distributions	-37.37%	—	-24.54%
—After Taxes on Distributions and Sale of Shares	-22.72%	—	-18.69%

Wireless Communications UltraSector ProFund
Investor Class Shares				06/19/00
—Before Taxes	-80.37%	—	-74.07%
—After Taxes on Distributions	-80.37%	—	-74.07%
—After Taxes on Distributions and Sale of Shares	-49.35%	—	-44.38%

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SERVICE CLASS SHARES

	One Year	Five Years	Since Inception	Inception Date
Bull ProFund
Service Class Shares				12/01/97
—Before Taxes	-25.78%	-4.66%	-4.79%
—After Taxes on Distributions	-25.78%	-4.76%	-4.89%
—After Taxes on Distributions and Sale of Shares	-15.83%	-3.67%	-3.77%

Mid-Cap ProFund
Service Class Shares				09/04/01
—Before Taxes	-19.73%	—	-13.80%
—After Taxes on Distributions	-19.73%	—	-13.91%
—After Taxes on Distributions and Sale of Shares	-12.11%	—	-11.03%

Small-Cap ProFund
Service Class Shares				09/04/01
—Before Taxes	-24.07%	—	-16.82%
—After Taxes on Distributions	-24.07%	—	-16.83%
—After Taxes on Distributions and Sale of Shares	-14.78%	—	-13.38%

OTC ProFund
Service Class Shares				08/07/00
—Before Taxes	-39.20%	—	-42.89%
—After Taxes on Distributions	-39.20%	—	-42.89%
—After Taxes on Distributions and Sale of Shares	-24.07%	—	-31.13%

Mid-Cap Value ProFund
Service Class Shares				09/04/01
—Before Taxes	-14.76%	—	-12.13%
—After Taxes on Distributions	-14.76%	—	-12.95%
—After Taxes on Distributions and Sale of Shares	-9.06%	—	-10.02%

Mid-Cap Growth ProFund
Service Class Shares				09/04/01
—Before Taxes	-23.46%	—	-16.23%
—After Taxes on Distributions	-23.46%	—	-16.38%
—After Taxes on Distributions and Sale of Shares	-14.40%	—	-12.96%

Small-Cap Value ProFund
Service Class Shares				09/04/01
—Before Taxes	-19.33%	—	-14.38%
—After Taxes on Distributions	-19.33%	—	-14.52%
—After Taxes on Distributions and Sale of Shares	-11.87%	—	-11.50%

Small-Cap Growth ProFund
Service Class Shares				09/04/01
—Before Taxes	-20.47%	—	-13.30%
—After Taxes on Distributions	-23.32%	—	-15.95%
—After Taxes on Distributions and Sale of Shares	-12.57%	—	-11.83%

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Europe 30 ProFund*
Service Class Shares				03/15/99
—Before Taxes	-19.59%	—	-21.67%
—After Taxes on Distributions	-19.59%	—	-23.09%
—After Taxes on Distributions and Sale of Shares	-12.03%	—	-16.11%

U L T R A P R O F U N D S

	One Year	Five Years	Since Inception	Inception Date
UltraBull ProFund*
Service Class Shares
—Before Taxes	-46.71%	-14.35%	-13.62%	11/27/97
—After Taxes on Distributions	-46.71%	-14.39%	-13.67%
—After Taxes on Distributions and Sale of Shares	-28.68%	-10.65%	-10.14%

UltraMid-Cap ProFund
Service Class Shares				02/07/00
—Before Taxes	-38.62%	—	-18.67%
—After Taxes on Distributions	-38.62%	—	-18.67%
—After Taxes on Distributions and Sale of Shares	-23.71%	—	-14.29%

UltraSmall-Cap ProFund*
Service Class Shares				02/07/00
—Before Taxes	-44.75%	—	-33.07%
—After Taxes on Distributions	-44.75%	—	-33.07%
—After Taxes on Distributions and Sale of Shares	-27.48%	—	-24.09%

UltraOTC ProFund*
Service Class Shares				12/01/97
—Before Taxes	-69.66%	-25.73%	-27.95%
—After Taxes on Distributions	-69.66%	-26.31%	-28.51%
—After Taxes on Distributions and Sale of Shares	-42.77%	-15.62%	-16.89%

UltraJapan ProFund
Service Class Shares				02/07/00
—Before Taxes	-40.37%	—	-48.77%
—After Taxes on Distributions	-40.37%	—	-49.06%
—After Taxes on Distributions and Sale of Shares	-24.79%	—	-32.83%

I N V E R S E P R O F U N D S

	One Year	Five Years	Since Inception	Inception Date
Bear ProFund*
Service Class Shares				12/30/97
—Before Taxes	19.58%	1.62%	1.62%
—After Taxes on Distributions	19.58%	0.04%	0.04%
—After Taxes on Distributions and Sale of Shares	12.02%	0.36%	0.36%

UltraBear ProFund*
Service Class Shares				12/22/97
—Before Taxes	37.03%	-3.10%	-2.42%
—After Taxes on Distributions	37.03%	-3.44%	-2.76%
—After Taxes on Distributions and Sale of Shares	22.74%	-2.66%	-2.13%

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UltraShort OTC ProFund*
Service Class Shares				06/02/98
—Before Taxes	47.41%	—	-41.15%
—After Taxes on Distributions	46.46%	—	-41.67%
—After Taxes on Distributions and Sale of Shares	29.09%	—	-24.95%

U L T R A S E C T O R P R O F U N D S

	One Year	Five Years	Since Inception	Inception Date
Banks UltraSector ProFund
Service Class Shares				09/04/01
—Before Taxes	-11.27%	—	-11.50%
—After Taxes on Distributions	-11.27%	—	-11.50%
—After Taxes on Distributions and Sale of Shares	-6.92%	—	-9.17%

Basic Materials UltraSector ProFund
Service Class Shares				09/04/01
—Before Taxes	-21.83%	—	-19.19%
—After Taxes on Distributions	-21.83%	—	-19.19%
—After Taxes on Distributions and Sale of Shares	-13.40%	—	-15.24%

Biotechnology UltraSector ProFund*
Service Class Shares				06/19/00
—Before Taxes	-54.17%	—	-43.05%
—After Taxes on Distributions	-54.17%	—	-43.05%
—After Taxes on Distributions and Sale of Shares	-33.26%	—	-30.89%

Energy UltraSector ProFund*
Service Class Shares				06/19/00
—Before Taxes	-26.39%	—	-19.56%
—After Taxes on Distributions	-26.39%	—	-19.56%
—After Taxes on Distributions and Sale of Shares	-16.20%	—	-15.08%

Financial UltraSector ProFund*
Service Class Shares				06/19/00
—Before Taxes	-25.55%	—	-9.57%
—After Taxes on Distributions	-25.55%	—	-9.57%
—After Taxes on Distributions and Sale of Shares	-15.69%	—	-7.53%

Healthcare UltraSector ProFund
Service Class Shares				06/19/00
—Before Taxes	-36.15%	—	-21.56%
—After Taxes on Distributions	-36.15%	—	-21.56%
—After Taxes on Distributions and Sale of Shares	-22.20%	—	-16.54%

Internet UltraSector ProFund*
Service Class Shares				06/19/00
—Before Taxes	-58.47%	—	-76.35%
—After Taxes on Distributions	-58.47%	—	-76.35%
—After Taxes on Distributions and Sale of Shares	-35.90%	—	-44.91%

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Pharmaceuticals UltraSector ProFund*
Service Class Shares				06/28/00
—Before Taxes	-35.30%	—	-22.53%
—After Taxes on Distributions	-35.30%	—	-22.53%
—After Taxes on Distributions and Sale of Shares	-21.67%	—	-17.26%

Real Estate UltraSector ProFund*
Service Class Shares				06/19/00
—Before Taxes	-7.42%	—	4.76%
—After Taxes on Distributions	-9.29%	—	2.18%
—After Taxes on Distributions and Sale of Shares	-4.40%	—	2.67%

Semiconductor UltraSector ProFund*
Service Class Shares				06/19/00
—Before Taxes	-70.40%	—	-67.79%
—After Taxes on Distributions	-70.40%	—	-67.79%
—After Taxes on Distributions and Sale of Shares	-43.23%	—	-42.56%

Technology UltraSector ProFund*
Service Class Shares				06/19/00
—Before Taxes	-57.22%	—	-63.27%
—After Taxes on Distributions	-57.22%	—	-63.27%
—After Taxes on Distributions and Sale of Shares	-35.13%	—	-40.95%

Telecommunications UltraSector ProFund*
Service Class Shares				06/19/00
—Before Taxes	-54.84%	—	-50.59%
—After Taxes on Distributions	-54.84%	—	-50.59%
—After Taxes on Distributions and Sale of Shares	-33.67%	—	-35.13%

Utilities UltraSector ProFund
Service Class Shares				07/26/00
—Before Taxes	-37.53%	—	-24.91%
—After Taxes on Distributions	-37.86%	—	-25.07%
—After Taxes on Distributions and Sale of Shares	-23.05%	—	-19.09%

Wireless Communications UltraSector ProFund*
Service Class Shares				06/19/00
—Before Taxes	-80.51%	—	-74.34%
—After Taxes on Distributions	-80.51%	—	-74.34%
—After Taxes on Distributions and Sale of Shares	-49.44%	—	-44.44%

*	The ProFund’s performance reflects a reduction of certain expenses during the period ended December 31, 2002, resulting in improved performance. There is no guarantee that such expense reduction will continue in the future.

Any ProFund not appearing in the chart above had not commenced operations as of December 31, 2002.

This performance data represents past performance and is not an indication of future results. Because of ongoing market volatility, the ProFunds’ performance may be subject to substantial short-term changes. The ProFunds’ total return does not show the effects of income taxes on an individual’s investments.

93

YIELD CALCULATIONS

From time to time, Money Market ProFund and U.S. Government Plus ProFund may advertise their “yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of Money Market ProFund refers to the income generated by an investment in Money Market ProFund over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly, but, when annualized, the income earned by an investment in Money Market ProFund is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment.

Since yield fluctuates, yield data cannot necessarily be used to compare an investment in Money Market ProFund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of Money Market ProFund should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.

For the seven-day period ended December 31, 2002, the seven-day effective yield for the Investor Shares and Service Shares of Money Market ProFund was 0.36% and 0.04%, respectively.

COMPARISONS OF INVESTMENT PERFORMANCE

Performance of a ProFund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor’s Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund’s investment performance. In particular, performance information for the ProFunds VP may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, the Dow Jones U.S. Index, the Russell 2000 Index and the NASDAQ-100 Index®, among others.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger’s Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. (“Lipper”), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each non-money market ProFund also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds in performance reports, will be drawn from the “Capital Appreciation Funds” grouping for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund and from the “Small Company Growth Funds” grouping for the OTC ProFund and the UltraOTC ProFund. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds.

Further information about the performance of the ProFunds will be contained in the ProFunds’ annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI.

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RATING SERVICES

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group and Fitch IBCA, Inc. represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, DeAM, Inc. also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but DeAM, Inc. will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

Other Information

The ProFunds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, NASDAQ, the Philadelphia Stock Exchange, the Frank Russell Company or Dow Jones, and neither Standard & Poor’s, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representations regarding the advisability of investing in securities generally or in the ProFunds particularly or in the ability of any of the indices related to such companies, as set forth below (the “Indices”), to track general stock market performance. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “500®,” “S&P MidCap 400,” Standard & Poor’s Mid-Cap 400,” “S&P Small-Cap 600,” “Standard & Poor’s Small-Cap 600,” “S&P 500/BARRA Value Index,” “S&P 500/BARRA Growth Index,” “S&P Mid-Cap 400/BARRA Growth Index,” “S&P Mid-Cap 400/BARRA Value Index,” “S&P Small-Cap 600/BARRA Growth Index,” and “S&P Small-Cap 600/BARRA Value Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100 Index®” is a trademark of the NASDAQ Stock Markets, Inc. (“NASDAQ”). “Philadelphia Stock Exchange™ Gold/Silver SectorSM Index” is a service mark of the Philadelphia Stock Exchange. “Dow Jones, “Dow 30,” “Dow Jones Industrial Average,” “DJIA,” and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

S&P’s, NASDAQ’s, Frank Russell Company’s, Philadelphia Stock Exchange’s and Dow Jones’s (the “Licensors”) only relationship to the ProFunds (the “Licensee”) is the licensing of certain trademarks and trade names of the Licensors. The Licensors have no obligation to take the needs of the Licensee or owners of the shares of the ProFunds into consideration in determining, composing or calculating the Indices. The Licensors are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds are to be converted into cash. The Licensors have no obligation or liability in connection with the administration, marketing or trading of ProFunds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“Dow Jones” and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

•	Sponsor, endorse, sell or promote the UltraDow 30 ProFund or Sector ProFunds (together, the “ProFunds”).

•	Recommend that any person invest in the ProFunds or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

95

•	Have any responsibility or liability for the administration, management or marketing of the ProFunds.

•	Consider the needs of the ProFunds or investors in the ProFunds in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds, investors in the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

96

FINANCIAL STATEMENTS

The Report of Independent Accountants and Financial Statements of the ProFunds for the fiscal year ended December 31, 2002 are incorporated herein by reference to the Trust’s Annual Report, such Financial Statements having been audited by PricewaterhouseCoopers LLP, independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning (888) 776-3637.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

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APPENDIX A

PROFUNDS EUROPE 30 INDEX

As of March 31, 2003

Issue	Ticker	Type	Industry	Country
Ericsson	ERICY	ADR	Telecommunications	Sweden
Nokia Corp.	NOK	ADR	Telecommunications	Finland
SAP AG	SAP	ADR	Software	Germany
Royal Dutch Petroleum	RD	NYS	Oil & Gas	Netherlands
HSBC	HBC	ADR	Banks	Britain
BP Plc.	BP	ADR	Oil & Gas	Britain
Phillips Electronics	PHG	NYS	Electronics	Netherlands
Vivendi	V	ADR	Media	France
Astrazaneca	AZN	ADR	Pharmaceuticals	Britain
VodaFone	VOD	ADR	Telecommunications	Britain
Siemens	SI	ADR	Miscellaneous	Germany
Total Fina	TOT	ADR	Oil & Gas	France
Aventis	AVE	ADR	Pharmaceuticals	France
Diago PLC	DEO	ADR	Beverages	Britain
GlaxoSmith Kline	GSK	ADR	Pharmaceuticals	Britain
ING Group	ING	ADR	Insurance	Netherlands
Shell Transportation	SC	ADR	Oil & Gas	Britain
Novartis AG	NVS	ADR	Pharmaceuticals	Switzerland
Telefonica SA	TEF	ADR	Telecommunication	Spain
Deutsche Telekom AG	DT	ADR	Telecommunication	Germany
France Telecom	FTE	ADR	Telecommunication	France
Credit Suisse	CSR	ADR	Banks	Switzerland
Eni Spa	E	ADR	Oil & Gas	Italy
E.ON AG	EON	ADR	Electric	Germany
Lloyds TSB	LYG	ADR	Banks	Britain
Barclays BCS	BCS	ADR	Banks	Britain
Allianz	AZ	ADR	Insurance	Germany
Banco Bilbao	BBV	ADR	Banks	Spain
Banco Santan	STD	ADR	Banks	Spain
Telecom Italia	TI	ADR	Telecommunication	Italy

Eligible countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

A-1

APPENDIX B

PROFUNDS ASIA 30 INDEX

As of March 31, 2003

Issue	Ticker	Type	Industry	Country
Flextronics Intl.	FLEX	Common Stock	Electronics	Singapore
Taiwan Semiconductor	TSM	ADR	Semiconductors	Taiwan
United Microelectronics	UMC	ADR	Semiconductors	Taiwan
Korea Telecom	KTC	ADR	Telecommunications	South Korea
Chartered Semiconductor	CHRT	ADR	Semiconductors	Singapore
SK Telecom	SKM	ADR	Telecommunications	South Korea
Kookmin Bank	KB	ADR	Banks	South Korea
News Corporation Ltd.	NWS	ADR	Media	Australia
InfoSys Tech.	INFY	ADR	Software	India
Pohang Iron and Steel	PKX	ADR	Iron/Steel	South Korea
Korea Electric Power	KEP	ADR	Electric	South Korea
Dr. Reddy’s Laboratories	RDY	ADR	Pharmaceuticals	India
Satyam Computer Services	SAY	ADR	Software	India
National Australia Bank	NAB	ADR	Banks	Australia
P.T. Telecom	TLK	ADR	Telecommunications	Indonesia
China Mobile Ltd.	CHL	ADR	Telecommunications	Hong Kong
Philippine Long Distance	PHI	ADR	Telecommunications	Philippines
Siliconware Precision	SPIL	ADR	Semiconductors	Taiwan
BHP Billiton Ltd.	BHP	ADR	Mining	Australia
Wipro Ltd.	WIT	ADR	Software	India
China National Offshore Oil	CEO	ADR	Oil & Gas	Hong Kong
China Unicom	CHU	ADR	Telecommunications	Hong Kong
Huaneng Power Intl.	HNP	ADR	Electric	China
Telecom Corp of New Zealand	NZT	ADR	Telecommunications	New Zealand
Manhangar Telephone	MTE	ADR	Telecommunications	India
PetroChina Ltd.	PTR	ADR	Oil & Gas	China
Macronix International	MXICY	ADR	Electronics	Taiwan
Advanced Semiconductor	ASX	ADR	Semiconductors	Taiwan
China Petroleum & Chemical	SNP	ADR	Oil & Gas	China
Aluminum Corp of China	ACH	ADR	Metal	China

Eligible countries include Australia, New Zealand, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, India, and China.

B-1

APPENDIX C

DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P’S CORPORATE RATINGS:

AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S CORPORATE BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE’S CORPORATE BOND RATINGS:

AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA—BOND AND LONG TERM DEBT RATINGS :

AAA: Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA: Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

DESCRIPTION OF S&P’S MUNICIPAL BOND RATINGS:

AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S MUNICIPAL BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P’S MUNICIPAL NOTE RATINGS:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY’S MUNICIPAL NOTE RATINGS:

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY’S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE’S COMMERCIAL PAPER RATINGS:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA—COMMERCIAL PAPER AND SHORT-TERM DEBT RATINGS:

All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

R-1 (high): Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1 (middle): Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low): Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated ‘TBW-1’.

TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated “A” could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB: While not investment grade, the “BB” rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B: Issues rated “B” show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC: Issues rate “CCC” clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC-”CC”: is applied to issues that are subordinate to other obligations rated “CCC” and are afforded less protection in the event of bankruptcy or reorganization.

D: Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation “local currency.”

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.